JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2019 (Unaudited)

Investments	Principal Amount ($000)	Value ($000)
U.S. TREASURY OBLIGATIONS — 26.2%
U.S. Treasury Bonds
8.75%, 8/15/2020	154,785	162,234
8.13%, 5/15/2021	14,932	16,318
8.00%, 11/15/2021	9,475	10,618
4.38%, 5/15/2040	44,815	61,776
2.75%, 11/15/2042	50,000	55,098
3.13%, 2/15/2043	50,610	59,255
2.88%, 5/15/2043	298,860	336,288
3.63%, 8/15/2043	228,240	288,955
3.75%, 11/15/2043	419,249	541,388
3.63%, 2/15/2044	222,265	282,077
2.50%, 2/15/2045	113,600	120,074
2.88%, 8/15/2045	101,060	114,368
2.25%, 8/15/2046	309,672	312,030
3.00%, 2/15/2048	78,220	91,190
3.13%, 5/15/2048	43,243	51,596
2.88%, 5/15/2049	12,946	14,809
2.25%, 8/15/2049	106,440	107,376
U.S. Treasury Inflation Indexed Bonds
1.75%, 1/15/2028	2,100	2,887
3.63%, 4/15/2028	9,066	18,416
2.50%, 1/15/2029	3,587	5,169
U.S. Treasury Inflation Indexed Notes
1.38%, 1/15/2020	2,584	3,070
0.13%, 1/15/2022	22,231	25,064
U.S. Treasury Notes
3.63%, 2/15/2020	18,500	18,569
1.38%, 4/30/2020	5,941	5,934
1.50%, 5/15/2020	15,000	14,989
1.38%, 5/31/2020	10,000	9,985
2.63%, 8/15/2020	215,991	217,392
2.63%, 8/31/2020	5,000	5,035
2.63%, 11/15/2020	34,504	34,800
2.00%, 11/30/2020	2,500	2,508
2.38%, 12/31/2020	8,295	8,353
3.63%, 2/15/2021	80,000	81,825
2.63%, 5/15/2021	19,679	19,941
2.88%, 10/15/2021	100,000	102,215
1.25%, 10/31/2021	150,000	148,828
1.75%, 11/30/2021	70,000	70,142
1.88%, 11/30/2021	76,000	76,341
1.75%, 2/28/2022	202,070	202,575
1.63%, 8/31/2022	150,000	150,047
2.00%, 10/31/2022	13,000	13,142
1.75%, 1/31/2023	70,000	70,284
1.50%, 2/28/2023	210,000	209,229
1.75%, 5/15/2023	133,400	133,947
2.75%, 5/31/2023	187,366	194,502
1.38%, 8/31/2023	20,000	19,825
2.75%, 2/15/2024	25,000	26,121
2.13%, 2/29/2024	4,955	5,053
2.50%, 5/15/2024	2,000	2,074
2.13%, 9/30/2024	25,000	25,551
2.25%, 11/15/2024	3,021	3,107
2.00%, 2/15/2025	155,000	157,603
2.88%, 4/30/2025	4,925	5,231
2.13%, 5/15/2025	100,000	102,316
2.88%, 5/31/2025	40,158	42,676
2.00%, 8/15/2025	141,304	143,694
2.25%, 11/15/2025	110,049	113,454
1.63%, 8/15/2029	14,000	13,793
U.S. Treasury STRIPS Bonds
3.55%, 8/15/2020 (a)	185,487	183,282
2.19%, 2/15/2021 (a)	226,400	221,778
2.00%, 5/15/2021 (a)	109,802	107,204
2.92%, 8/15/2021 (a)	108,421	105,350
3.34%, 11/15/2021 (a)	86,969	84,166
2.60%, 2/15/2022 (a)	261,248	251,679
2.60%, 5/15/2022 (a)	149,456	143,415
3.10%, 8/15/2022 (a)	42,105	40,259
2.87%, 11/15/2022 (a)	171,800	163,596
3.16%, 2/15/2023 (a)	254,322	241,140
2.96%, 5/15/2023 (a)	277,105	261,400
2.39%, 8/15/2023 (a)	152,910	143,671
2.61%, 11/15/2023 (a)	30,767	28,763
2.08%, 2/15/2024 (a)	117,209	109,053
2.84%, 5/15/2024 (a)	67,278	62,302
3.01%, 8/15/2024 (a)	51,591	47,560
4.65%, 11/15/2024 (a)	33,200	30,481
6.16%, 2/15/2025 (a)	6,601	6,030
2.05%, 8/15/2025 (a)	10,990	9,938
4.96%, 2/15/2026 (a)	6,700	5,997
5.11%, 5/15/2026 (a)	24,999	22,239
4.05%, 2/15/2027 (a)	25,684	22,533
5.26%, 11/15/2031 (a)	33,421	26,333
4.26%, 2/15/2032 (a)	38,866	30,425
3.70%, 5/15/2032 (a)	196,297	152,786
3.24%, 8/15/2032 (a)	199,800	154,484
3.46%, 11/15/2032 (a)	172,788	132,781
3.73%, 2/15/2033 (a)	36,300	27,722
3.92%, 5/15/2033 (a)	108,105	81,937
5.36%, 8/15/2033 (a)	24,963	18,819
6.08%, 11/15/2033 (a)	33,709	25,225
3.11%, 2/15/2034 (a)	121,891	90,681
4.16%, 5/15/2034 (a)	28,525	21,077
2.35%, 11/15/2041 (a)	46,050	27,869

TOTAL U.S. TREASURY OBLIGATIONS (Cost $7,738,273)		8,213,112

CORPORATE BONDS — 23.5%
Aerospace & Defense — 0.4%
Airbus Finance BV (France) 2.70%, 4/17/2023 (b)	3,267	3,331
Airbus SE (France)
3.15%, 4/10/2027 (b)	4,909	5,138
3.95%, 4/10/2047 (b)	1,046	1,198
BAE Systems Holdings, Inc. (United Kingdom) 3.80%, 10/7/2024 (b)	5,000	5,291

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2019 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
BAE Systems plc (United Kingdom) 5.80%, 10/11/2041 (b)	2,500	3,237
Boeing Co. (The) 3.95%, 8/1/2059	11,480	12,585
L3Harris Technologies, Inc.
3.83%, 4/27/2025	7,570	8,071
4.85%, 4/27/2035 (c)	1,918	2,275
Lockheed Martin Corp. 4.50%, 5/15/2036	7,200	8,637
Northrop Grumman Corp.
3.20%, 2/1/2027	5,364	5,581
3.25%, 1/15/2028 (c)	1,700	1,773
Precision Castparts Corp. 3.25%, 6/15/2025	5,751	6,053
Rockwell Collins, Inc.
3.20%, 3/15/2024	2,992	3,110
4.35%, 4/15/2047	1,161	1,378
United Technologies Corp.
3.65%, 8/16/2023	4,552	4,797
3.95%, 8/16/2025 (c)	9,385	10,203
6.70%, 8/1/2028	701	912
6.05%, 6/1/2036	4,095	5,540
6.13%, 7/15/2038	8,055	11,218
4.45%, 11/16/2038	3,005	3,582
4.50%, 6/1/2042	13,927	16,792
4.15%, 5/15/2045	4,246	4,914
3.75%, 11/1/2046	7,060	7,758

		133,374

Airlines — 0.0% (d)
Continental Airlines Pass-Through Trust Series 2012-2, Class A Shares, 4.00%, 10/29/2024	3,878	4,105

Automobiles — 0.1%
BMW US Capital LLC (Germany) 2.25%, 9/15/2023 (b) (c)	5,568	5,565
Daimler Finance North America LLC (Germany)
2.25%, 3/2/2020 (b)	2,089	2,089
2.00%, 7/6/2021 (b)	1,250	1,246
3.35%, 2/22/2023 (b) (c)	5,000	5,151
3.30%, 5/19/2025 (b)	1,200	1,240
Hyundai Capital America 3.00%, 3/18/2021 (b)	7,600	7,641
Kia Motors Corp. (South Korea) 2.63%, 4/21/2021 (b)	904	905

		23,837

Banks — 4.7%
ABN AMRO Bank NV (Netherlands)
2.45%, 6/4/2020 (b)	9,759	9,776
4.75%, 7/28/2025 (b) (c)	7,879	8,540
AIB Group plc (Ireland) 4.75%, 10/12/2023 (b)	13,710	14,650
ANZ New Zealand Int’l Ltd. (New Zealand)
2.85%, 8/6/2020 (b)	3,016	3,033
2.75%, 1/22/2021 (b) (c)	3,435	3,464
3.45%, 1/21/2028 (b)	2,000	2,122
ASB Bank Ltd. (New Zealand)
3.75%, 6/14/2023 (b) (c)	1,700	1,780
3.13%, 5/23/2024 (b)	13,905	14,300
Australia & New Zealand Banking Group Ltd. (Australia) 4.40%, 5/19/2026 (b)	1,834	1,961
Banco Santander SA (Spain) 3.13%, 2/23/2023 (c)	5,000	5,093
Bank of America Corp.
(ICE LIBOR USD 3 Month + 0.66%), 2.37%, 7/21/2021 (e)	2,530	2,535
(ICE LIBOR USD 3 Month + 0.63%), 3.50%, 5/17/2022 (e)	10,294	10,508
2.50%, 10/21/2022	6,212	6,263
3.30%, 1/11/2023 (c)	9,404	9,722
(ICE LIBOR USD 3 Month + 1.16%), 3.12%, 1/20/2023 (e)	6,248	6,372
(ICE LIBOR USD 3 Month + 1.02%), 2.88%, 4/24/2023 (c) (e)	10,925	11,101
(ICE LIBOR USD 3 Month + 0.79%), 3.00%, 12/20/2023 (e)	20,618	21,051
(ICE LIBOR USD 3 Month + 0.78%), 3.55%, 3/5/2024 (e)	1,890	1,964
(ICE LIBOR USD 3 Month + 0.94%), 3.86%, 7/23/2024 (e)	530	558
4.00%, 1/22/2025	18,371	19,546
Series L, 3.95%, 4/21/2025	8,782	9,335
(ICE LIBOR USD 3 Month + 1.09%), 3.09%, 10/1/2025 (c) (e)	1,840	1,896
(ICE LIBOR USD 3 Month + 0.81%), 3.37%, 1/23/2026 (e)	5,215	5,442
4.45%, 3/3/2026	5,041	5,534
4.25%, 10/22/2026	6,055	6,619
3.25%, 10/21/2027	20,908	21,799
(ICE LIBOR USD 3 Month + 1.51%), 3.71%, 4/24/2028 (e)	10,025	10,692
(ICE LIBOR USD 3 Month + 1.04%), 3.42%, 12/20/2028 (e)	27,187	28,504
(ICE LIBOR USD 3 Month + 1.07%), 3.97%, 3/5/2029 (e)	26,230	28,518
(ICE LIBOR USD 3 Month + 1.21%), 3.97%, 2/7/2030 (c) (e)	22,913	25,047
(ICE LIBOR USD 3 Month + 1.32%), 4.08%, 4/23/2040 (e)	21,670	24,516
(ICE LIBOR USD 3 Month + 1.52%), 4.33%, 3/15/2050 (e)	5,380	6,472
Bank of Montreal (Canada)
Series E, 3.30%, 2/5/2024 (c)	8,700	9,043
(USD Swap Semi 5 Year + 1.43%), 3.80%, 12/15/2032 (e)	5,021	5,228
Bank of New Zealand (New Zealand) 3.50%, 2/20/2024 (b)	6,160	6,445
Bank of Nova Scotia (The) (Canada)
3.40%, 2/11/2024 (c)	5,930	6,195
4.50%, 12/16/2025 (c)	12,975	14,139

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2019 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Barclays plc (United Kingdom)
3.65%, 3/16/2025	15,214	15,697
5.20%, 5/12/2026	3,000	3,261
BB&T Corp. 2.63%, 6/29/2020 (c)	6,000	6,020
BNP Paribas SA (France)
3.50%, 3/1/2023 (b)	3,000	3,105
3.38%, 1/9/2025 (b)	6,025	6,230
BNZ International Funding Ltd. (New Zealand)
2.10%, 9/14/2021 (b) (c)	4,300	4,296
2.65%, 11/3/2022 (b)	3,708	3,747
3.38%, 3/1/2023 (b) (c)	4,500	4,652
Capital One Bank USA NA 3.38%, 2/15/2023	9,474	9,744
Citigroup, Inc.
2.40%, 2/18/2020	5,000	5,005
2.70%, 3/30/2021	8,395	8,464
2.75%, 4/25/2022	12,240	12,418
(ICE LIBOR USD 3 Month + 0.72%), 3.14%, 1/24/2023 (e)	6,399	6,514
3.88%, 3/26/2025	3,077	3,249
(ICE LIBOR USD 3 Month + 0.90%), 3.35%, 4/24/2025 (e)	6,470	6,705
4.40%, 6/10/2025	13,411	14,483
3.40%, 5/1/2026	6,100	6,404
4.30%, 11/20/2026 (c)	6,200	6,751
4.45%, 9/29/2027	1,491	1,641
6.63%, 1/15/2028	3,363	4,255
(ICE LIBOR USD 3 Month + 1.39%), 3.67%, 7/24/2028 (e)	18,453	19,594
(ICE LIBOR USD 3 Month + 1.15%), 3.52%, 10/27/2028 (e)	5,000	5,268
(ICE LIBOR USD 3 Month + 1.34%), 3.98%, 3/20/2030 (e)	20,900	22,771
(ICE LIBOR USD 3 Month + 1.17%), 3.88%, 1/24/2039 (c) (e)	3,330	3,649
8.13%, 7/15/2039	1,424	2,358
5.30%, 5/6/2044	698	884
4.75%, 5/18/2046	6,570	7,846
4.65%, 7/23/2048	12,389	15,372
Citizens Bank NA 3.70%, 3/29/2023 (c)	9,645	10,081
Citizens Financial Group, Inc. 2.38%, 7/28/2021 (c)	1,590	1,595
Comerica, Inc. 4.00%, 2/1/2029 (c)	8,910	9,787
Commonwealth Bank of Australia (Australia)
2.00%, 9/6/2021 (b) (c)	4,035	4,031
3.45%, 3/16/2023 (b)	8,740	9,089
4.50%, 12/9/2025 (b)	4,920	5,328
2.85%, 5/18/2026 (b)	7,040	7,214
3.74%, 9/12/2039 (b)	10,835	10,842
Cooperatieve Rabobank UA (Netherlands)
3.88%, 2/8/2022	11,498	11,943
4.38%, 8/4/2025 (c)	7,101	7,706
3.75%, 7/21/2026	8,564	8,939
5.80%, 9/30/2110 (b)	3,139	4,760
Credit Agricole SA (France)
3.75%, 4/24/2023 (b)	3,800	3,966
4.38%, 3/17/2025 (b)	4,405	4,702
Credit Suisse Group Funding Guernsey Ltd. (Switzerland)
2.75%, 3/26/2020	1,764	1,768
3.80%, 6/9/2023	8,035	8,395
3.75%, 3/26/2025	5,499	5,799
Danske Bank A/S (Denmark)
2.00%, 9/8/2021 (b)	4,287	4,257
2.70%, 3/2/2022 (b)	4,254	4,284
Discover Bank
3.35%, 2/6/2023 (c)	2,185	2,251
4.20%, 8/8/2023	5,100	5,427
4.25%, 3/13/2026	8,109	8,772
Fifth Third Bancorp
3.65%, 1/25/2024 (c)	8,495	8,942
3.95%, 3/14/2028	6,740	7,408
Fifth Third Bank 2.88%, 10/1/2021	2,846	2,885
HSBC Bank plc (United Kingdom) 4.75%, 1/19/2021 (b)	8,968	9,233
HSBC Holdings plc (United Kingdom)
2.65%, 1/5/2022	20,855	21,034
4.00%, 3/30/2022	6,779	7,068
(ICE LIBOR USD 3 Month + 0.92%), 3.03%, 11/22/2023 (c) (e)	8,997	9,176
4.25%, 3/14/2024	6,038	6,393
(ICE LIBOR USD 3 Month + 0.99%), 3.95%, 5/18/2024 (e)	12,403	12,983
4.25%, 8/18/2025 (c)	4,932	5,240
4.38%, 11/23/2026	3,162	3,402
(ICE LIBOR USD 3 Month + 1.55%), 4.04%, 3/13/2028 (e)	9,677	10,292
Huntington Bancshares, Inc.
3.15%, 3/14/2021 (c)	2,357	2,387
2.30%, 1/14/2022	10,169	10,212
Huntington National Bank (The) 2.88%, 8/20/2020 (c)	6,583	6,621
Industrial & Commercial Bank of China Ltd. (China) 2.45%, 10/20/2021	6,900	6,889
ING Groep NV (Netherlands)
4.10%, 10/2/2023	16,700	17,706
3.95%, 3/29/2027	2,572	2,758
KeyBank NA 3.18%, 5/22/2022	4,225	4,307
KeyCorp
2.90%, 9/15/2020	2,136	2,151
5.10%, 3/24/2021	2,200	2,286
4.15%, 10/29/2025 (c)	4,755	5,194
Lloyds Bank plc (United Kingdom) 2.40%, 3/17/2020	7,500	7,508

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2019 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Lloyds Banking Group plc (United Kingdom)
(ICE LIBOR USD 3 Month + 0.81%), 2.91%, 11/7/2023 (e)	6,788	6,860
4.45%, 5/8/2025 (c)	6,285	6,841
4.58%, 12/10/2025 (c)	4,700	5,043
4.38%, 3/22/2028 (c)	6,745	7,397
Mitsubishi UFJ Financial Group, Inc. (Japan)
2.95%, 3/1/2021	3,453	3,491
3.00%, 2/22/2022 (c)	2,713	2,766
3.76%, 7/26/2023	20,300	21,314
2.53%, 9/13/2023 (c)	3,463	3,489
3.41%, 3/7/2024	13,065	13,617
3.75%, 7/18/2039 (c)	10,875	11,883
Mizuho Financial Group, Inc. (Japan)
2.63%, 4/12/2021 (b) (c)	4,462	4,491
2.95%, 2/28/2022	1,449	1,473
3.17%, 9/11/2027 (c)	4,000	4,128
(ICE LIBOR USD 3 Month + 1.31%), 2.87%, 9/13/2030 (c) (e)	11,274	11,278
MUFG Bank Ltd. (Japan) 2.30%, 3/5/2020 (b) (c)	1,000	1,001
National Australia Bank Ltd. (Australia)
3.38%, 1/14/2026	13,717	14,503
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 1.88%), 3.93%, 8/2/2034 (b) (e)	16,395	16,754
NatWest Markets plc (United Kingdom) 3.63%, 9/29/2022 (b)	13,215	13,656
Nordea Bank Abp (Finland)
4.88%, 1/27/2020 (b)	8,450	8,487
4.25%, 9/21/2022 (b)	7,408	7,753
PNC Financial Services Group, Inc. (The)
5.13%, 2/8/2020	7,391	7,434
4.38%, 8/11/2020	5,904	6,001
2.85%, 11/9/2022 (f)	5,000	5,113
Regions Financial Corp.
2.75%, 8/14/2022	3,338	3,389
3.80%, 8/14/2023	5,226	5,502
Royal Bank of Canada (Canada) 4.65%, 1/27/2026	5,585	6,205
Royal Bank of Scotland Group plc (United Kingdom)
3.88%, 9/12/2023	6,150	6,396
(ICE LIBOR USD 3 Month + 1.55%), 4.52%, 6/25/2024 (e)	2,780	2,941
(ICE LIBOR USD 3 Month + 1.76%), 4.27%, 3/22/2025 (e)	5,845	6,167
(ICE LIBOR USD 3 Month + 1.75%), 4.89%, 5/18/2029 (e)	2,270	2,566
(ICE LIBOR USD 3 Month + 1.87%), 4.44%, 5/8/2030 (e)	10,470	11,408
Santander UK Group Holdings plc (United Kingdom)
3.57%, 1/10/2023 (c)	6,200	6,334
4.75%, 9/15/2025 (b) (c)	6,200	6,609
Societe Generale SA (France)
2.50%, 4/8/2021 (b)	6,000	6,022
3.88%, 3/28/2024 (b)	14,005	14,648
4.25%, 4/14/2025 (b) (c)	5,280	5,526
SouthTrust Bank 7.69%, 5/15/2025	2,197	2,705
Standard Chartered plc (United Kingdom)
(ICE LIBOR USD 3 Month + 1.15%), 4.25%, 1/20/2023 (b) (e)	10,305	10,648
5.20%, 1/26/2024 (b) (c)	5,291	5,688
(ICE LIBOR USD 3 Month + 1.08%), 3.89%, 3/15/2024 (b) (e)	3,200	3,311
(ICE LIBOR USD 3 Month + 1.91%), 4.30%, 5/21/2030 (b) (e)	8,180	8,877
(USD ICE Swap Rate 5 Year + 1.97%), 4.87%, 3/15/2033 (b) (e)	2,000	2,156
Sumitomo Mitsui Financial Group, Inc. (Japan)
2.44%, 10/19/2021	3,620	3,648
2.85%, 1/11/2022	8,755	8,885
2.78%, 10/18/2022	4,110	4,181
3.10%, 1/17/2023	9,971	10,216
3.94%, 10/16/2023	14,575	15,443
4.44%, 4/2/2024 (b)	1,246	1,326
2.63%, 7/14/2026	6,102	6,107
3.01%, 10/19/2026	2,517	2,578
3.04%, 7/16/2029	18,710	19,125
SunTrust Bank 3.30%, 5/15/2026	7,380	7,686
SunTrust Banks, Inc.
2.90%, 3/3/2021	2,637	2,661
2.70%, 1/27/2022	3,062	3,095
4.00%, 5/1/2025	4,143	4,479
Svenska Handelsbanken AB (Sweden) 3.90%, 11/20/2023	5,938	6,336
Swedbank AB (Sweden) 2.20%, 3/4/2020 (b)	4,360	4,362
Toronto-Dominion Bank (The) (Canada)
2.13%, 4/7/2021 (c)	1,501	1,506
3.25%, 3/11/2024 (c)	5,000	5,215
2.65%, 6/12/2024	10,135	10,336
United Overseas Bank Ltd. (Singapore) 3.20%, 4/23/2021 (b)	5,275	5,349
US Bancorp
Series V, 2.63%, 1/24/2022 (c)	3,191	3,239
3.38%, 2/5/2024	3,430	3,603
7.50%, 6/1/2026	1,256	1,596
Series X, 3.15%, 4/27/2027	1,924	2,028
US Bank NA 2.80%, 1/27/2025	6,833	7,058

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2019 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Wells Fargo & Co. 3.50%, 3/8/2022 (c)	8,071	8,318
3.07%, 1/24/2023	27,889	28,410
3.75%, 1/24/2024	9,465	9,998
3.30%, 9/9/2024	10,308	10,749
3.00%, 4/22/2026	10,654	10,978
4.10%, 6/3/2026 (c)	5,921	6,397
(ICE LIBOR USD 3 Month + 1.17%), 3.20%, 6/17/2027 (e)	23,245	23,998
4.30%, 7/22/2027	2,925	3,208
5.38%, 11/2/2043	2,755	3,559
4.65%, 11/4/2044	11,097	13,265
4.40%, 6/14/2046	4,816	5,559
4.75%, 12/7/2046	5,184	6,333
Wells Fargo Bank NA 5.85%, 2/1/2037	1,720	2,288
Westpac Banking Corp. (Australia)
2.00%, 3/3/2020 (b)	6,405	6,405
2.85%, 5/13/2026	7,700	7,881
(USD ICE Swap Rate 5 Year + 2.24%), 4.32%, 11/23/2031 (c) (e)	5,855	6,156

		1,488,588

Beverages — 0.5%
Anheuser-Busch Cos. LLC (Belgium)
4.70%, 2/1/2036	33,310	38,719
4.90%, 2/1/2046 (c)	8,194	9,830
Anheuser-Busch InBev Finance, Inc. (Belgium) 4.63%, 2/1/2044	1,460	1,642
Anheuser-Busch InBev Worldwide, Inc. (Belgium) 4.75%, 1/23/2029	7,240	8,422
4.38%, 4/15/2038	13,419	15,122
4.44%, 10/6/2048	19,858	22,568
4.75%, 4/15/2058	9,288	11,174
5.80%, 1/23/2059 (c)	1,155	1,630
Coca-Cola Femsa SAB de CV (Mexico) 3.88%, 11/26/2023	5,032	5,307
Constellation Brands, Inc.
4.40%, 11/15/2025	4,444	4,874
5.25%, 11/15/2048 (c)	3,091	3,809
Diageo Capital plc (United Kingdom) 4.83%, 7/15/2020	2,493	2,538
Diageo Investment Corp. (United Kingdom) 8.00%, 9/15/2022	4,484	5,187
Keurig Dr Pepper, Inc.
3.13%, 12/15/2023 (c)	6,900	7,095
4.42%, 5/25/2025	2,714	2,960
3.43%, 6/15/2027	2,015	2,108
4.99%, 5/25/2038	3,920	4,602
4.42%, 12/15/2046	1,480	1,597

		149,184

Biotechnology — 0.3%
AbbVie, Inc.
3.20%, 11/21/2029 (b)	27,601	28,022
4.50%, 5/14/2035 (c)	15,614	17,296
4.05%, 11/21/2039 (b)	16,908	17,622
4.40%, 11/6/2042	1,000	1,079
4.45%, 5/14/2046	2,145	2,305
4.25%, 11/21/2049 (b)	10,194	10,707
Baxalta, Inc.
3.60%, 6/23/2022	999	1,024
5.25%, 6/23/2045 (c)	327	424
Gilead Sciences, Inc. 4.00%, 9/1/2036 (c)	1,725	1,938

		80,417

Building Products — 0.0% (d)
Johnson Controls International plc 3.75%, 12/1/2021	99	102
Masco Corp. 6.50%, 8/15/2032	10,095	12,522

		12,624

Capital Markets — 2.3%
Bank of New York Mellon Corp. (The)
2.05%, 5/3/2021	2,020	2,023
(ICE LIBOR USD 3 Month + 0.63%), 2.66%, 5/16/2023 (c) (e)	17,875	18,106
2.20%, 8/16/2023	3,110	3,124
3.25%, 9/11/2024	3,800	3,988
2.80%, 5/4/2026	1,043	1,076
BlackRock, Inc.
Series 2, 5.00%, 12/10/2019	4,190	4,192
Blackstone Holdings Finance Co. LLC 4.45%, 7/15/2045 (b)	3,107	3,500
Brookfield Finance, Inc. (Canada)
3.90%, 1/25/2028	3,664	3,910
4.85%, 3/29/2029	11,225	12,818
4.70%, 9/20/2047 (c)	5,253	5,979
Charles Schwab Corp. (The)
3.23%, 9/1/2022 (c)	1,435	1,474
3.20%, 3/2/2027	5,710	5,967
3.20%, 1/25/2028	1,270	1,330
CME Group, Inc.
3.00%, 3/15/2025	5,537	5,772
5.30%, 9/15/2043 (c)	1,004	1,365
Credit Suisse AG (Switzerland) 3.63%, 9/9/2024	4,326	4,577
Credit Suisse Group AG (Switzerland)
3.57%, 1/9/2023 (b)	10,753	11,014
(SOFR + 1.56%), 2.59%, 9/11/2025 (b) (e)	6,850	6,839
4.28%, 1/9/2028 (b)	12,016	13,066
(ICE LIBOR USD 3 Month + 1.41%), 3.87%, 1/12/2029 (b) (c) (e)	2,991	3,198
Daiwa Securities Group, Inc. (Japan) 3.13%, 4/19/2022 (b)	5,276	5,375
Deutsche Bank AG (Germany)
4.25%, 10/14/2021	13,886	14,195
3.30%, 11/16/2022 (c)	6,440	6,469
FMR LLC 6.45%, 11/15/2039 (b)	2,242	3,182

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2019 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Goldman Sachs Group, Inc. (The)
5.38%, 3/15/2020	14,150	14,284
2.35%, 11/15/2021 (c)	22,636	22,728
3.00%, 4/26/2022	12,883	13,028
(ICE LIBOR USD 3 Month + 0.82%), 2.88%, 10/31/2022 (e)	16,417	16,601
(ICE LIBOR USD 3 Month + 1.05%), 2.91%, 6/5/2023 (e)	30,650	31,095
(ICE LIBOR USD 3 Month + 0.99%), 2.90%, 7/24/2023 (e)	11,501	11,684
3.50%, 1/23/2025	5,018	5,243
3.75%, 5/22/2025	22,195	23,467
(ICE LIBOR USD 3 Month + 1.20%), 3.27%, 9/29/2025 (c) (e)	13,398	13,861
4.25%, 10/21/2025	10,573	11,416
3.50%, 11/16/2026 (c)	15,775	16,461
3.85%, 1/26/2027	18,677	19,873
(ICE LIBOR USD 3 Month + 1.51%), 3.69%, 6/5/2028 (e)	13,876	14,710
(ICE LIBOR USD 3 Month + 1.30%), 4.22%, 5/1/2029 (c) (e)	13,000	14,319
6.75%, 10/1/2037	1,435	1,971
(ICE LIBOR USD 3 Month + 1.43%), 4.41%, 4/23/2039 (e)	16,126	18,352
4.80%, 7/8/2044	10,390	12,705
Intercontinental Exchange, Inc. 4.00%, 10/15/2023	5,021	5,347
Invesco Finance plc
4.00%, 1/30/2024 (c)	3,914	4,154
3.75%, 1/15/2026	2,510	2,670
Jefferies Group LLC 6.45%, 6/8/2027	3,725	4,377
Macquarie Bank Ltd. (Australia) 4.00%, 7/29/2025 (b)	6,300	6,735
Macquarie Group Ltd. (Australia)
6.00%, 1/14/2020 (b)	12,655	12,713
6.25%, 1/14/2021 (b)	9,649	10,072
(ICE LIBOR USD 3 Month + 1.37%), 3.76%, 11/28/2028 (b) (c) (e)	10,050	10,528
(ICE LIBOR USD 3 Month + 1.75%), 5.03%, 1/15/2030 (b) (e)	22,700	25,912
Morgan Stanley
5.50%, 7/24/2020	3,130	3,200
5.75%, 1/25/2021	6,509	6,777
2.75%, 5/19/2022 (c)	2,000	2,028
3.13%, 1/23/2023	10,000	10,266
3.75%, 2/25/2023	20,743	21,708
4.10%, 5/22/2023	9,880	10,437
(ICE LIBOR USD 3 Month + 0.85%), 3.74%, 4/24/2024 (c) (e)	16,852	17,625
3.70%, 10/23/2024	7,335	7,767
4.00%, 7/23/2025	21,227	22,944
5.00%, 11/24/2025	9,322	10,497
3.88%, 1/27/2026	10,005	10,781
3.13%, 7/27/2026 (c)	2,254	2,336
4.35%, 9/8/2026 (c)	1,640	1,794
3.63%, 1/20/2027 (c)	17,528	18,684
(ICE LIBOR USD 3 Month + 1.34%), 3.59%, 7/22/2028 (e)	13,333	14,161
(ICE LIBOR USD 3 Month + 1.14%), 3.77%, 1/24/2029 (e)	7,397	7,948
(ICE LIBOR USD 3 Month + 1.43%), 4.46%, 4/22/2039 (c) (e)	10,600	12,340
4.30%, 1/27/2045	7,560	8,919
Nomura Holdings, Inc. (Japan) 6.70%, 3/4/2020	2,610	2,640
Northern Trust Corp. (ICE LIBOR USD 3 Month + 1.13%), 3.38%, 5/8/2032 (e)	2,762	2,843
State Street Corp.
3.10%, 5/15/2023	3,191	3,296
3.70%, 11/20/2023	5,771	6,144
UBS Group AG (Switzerland)
3.49%, 5/23/2023 (b) (c)	7,735	7,945
(ICE LIBOR USD 3 Month + 0.95%), 2.86%, 8/15/2023 (b) (e)	2,156	2,182
4.13%, 9/24/2025 (b) (c)	2,500	2,709
(ICE LIBOR USD 3 Month + 1.47%), 3.13%, 8/13/2030 (b) (e)	6,470	6,571

		711,387

Chemicals — 0.3%
Air Liquide Finance SA (France) 2.25%, 9/27/2023 (b) (c)	4,179	4,175
Albemarle Corp. 5.45%, 12/1/2044 (c)	3,800	4,424
Dow Chemical Co. (The) 3.00%, 11/15/2022	5,954	6,086
DuPont de Nemours, Inc.
4.49%, 11/15/2025	8,780	9,656
5.32%, 11/15/2038	3,778	4,536
Ecolab, Inc. 3.25%, 1/14/2023	3,636	3,759
International Flavors & Fragrances, Inc.
4.45%, 9/26/2028	3,786	4,175
5.00%, 9/26/2048	4,346	5,074
Mosaic Co. (The)
5.45%, 11/15/2033 (c)	5,054	5,818
4.88%, 11/15/2041	449	469
5.63%, 11/15/2043 (c)	9,871	11,408
Nutrien Ltd. (Canada)
4.13%, 3/15/2035	6,522	6,855
5.25%, 1/15/2045	4,962	5,801
5.00%, 4/1/2049	4,150	4,860
Sherwin-Williams Co. (The) 3.13%, 6/1/2024	2,788	2,882
Union Carbide Corp.
7.50%, 6/1/2025	5,426	6,588
7.75%, 10/1/2096	5,919	8,224

		94,790

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2019 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Commercial Services & Supplies — 0.0% (d)
Republic Services, Inc. 2.90%, 7/1/2026	2,099	2,150
Waste Management, Inc. 3.45%, 6/15/2029 (c)	6,545	7,029

		9,179

Construction & Engineering — 0.0% (d)
Mexico City Airport Trust (Mexico) 5.50%, 7/31/2047 (b)	1,048	1,053

Construction Materials — 0.1%
CRH America, Inc. (Ireland)
3.88%, 5/18/2025 (b)	2,811	2,988
5.13%, 5/18/2045 (b)	6,052	7,089
Martin Marietta Materials, Inc. 3.45%, 6/1/2027	5,785	5,970

		16,047

Consumer Finance — 0.6%
AerCap Ireland Capital DAC (Ireland)
3.30%, 1/23/2023	3,849	3,939
3.50%, 1/15/2025	3,800	3,913
4.45%, 4/3/2026	7,660	8,236
American Express Co. 3.40%, 2/27/2023	4,100	4,257
American Express Credit Corp. 2.38%, 5/26/2020	7,590	7,602
American Honda Finance Corp.
2.90%, 2/16/2024	5,285	5,440
2.30%, 9/9/2026	1,185	1,184
Avolon Holdings Funding Ltd. (Ireland)
3.95%, 7/1/2024 (b) (c)	7,840	8,129
4.38%, 5/1/2026 (b)	5,010	5,285
Capital One Financial Corp.
3.75%, 4/24/2024	5,797	6,094
3.20%, 2/5/2025 (c)	6,093	6,278
4.20%, 10/29/2025	3,000	3,218
3.75%, 7/28/2026	7,424	7,781
Caterpillar Financial Services Corp.
2.85%, 6/1/2022 (c)	3,873	3,962
3.25%, 12/1/2024	2,070	2,191
2.40%, 8/9/2026 (c)	5,040	5,093
General Motors Financial Co., Inc.
3.45%, 1/14/2022	2,097	2,138
3.45%, 4/10/2022	7,227	7,366
3.70%, 5/9/2023	8,201	8,437
3.95%, 4/13/2024	12,220	12,697
3.50%, 11/7/2024 (c)	7,535	7,692
4.00%, 1/15/2025 (c)	7,665	7,942
4.35%, 4/9/2025	9,605	10,108
4.30%, 7/13/2025	5,275	5,555
4.35%, 1/17/2027	2,007	2,081
HSBC Finance Corp. 7.63%, 5/17/2032	9,000	11,206
John Deere Capital Corp.
1.70%, 1/15/2020 (c)	1,073	1,073
2.25%, 9/14/2026	10,305	10,294
Park Aerospace Holdings Ltd. (Ireland) 5.25%, 8/15/2022 (b)	1,635	1,737
Synchrony Financial 3.70%, 8/4/2026	5,832	5,993

		176,921

Containers & Packaging — 0.1%
International Paper Co.
3.00%, 2/15/2027 (c)	5,111	5,220
5.00%, 9/15/2035	1,670	1,954
8.70%, 6/15/2038	2,650	3,934
WRKCo, Inc.
3.00%, 9/15/2024	920	936
3.75%, 3/15/2025 (c)	7,570	7,943
3.90%, 6/1/2028	2,870	3,052

		23,039

Diversified Consumer Services — 0.0% (d)
President & Fellows of Harvard College 3.30%, 7/15/2056	8,351	9,046

Diversified Financial Services — 0.8%
CK Hutchison International Ltd. (United Kingdom)
1.88%, 10/3/2021 (b)	4,160	4,117
2.75%, 10/3/2026 (b)	6,500	6,482
3.63%, 4/11/2029 (b) (c)	9,685	10,226
GE Capital International Funding Co. Unlimited Co.
2.34%, 11/15/2020	51,979	51,927
4.42%, 11/15/2035	52,907	56,926
GTP Acquisition Partners I LLC
2.35%, 6/15/2020 (b)	10,258	10,243
3.48%, 6/16/2025 (b)	11,667	12,082
Hutchison Whampoa International 12 II Ltd. (United Kingdom) 3.25%, 11/8/2022 (b)	3,907	3,994
Mitsubishi UFJ Lease & Finance Co. Ltd. (Japan)
2.65%, 9/19/2022 (b) (c)	4,255	4,278
3.56%, 2/28/2024 (b)	8,350	8,628
National Rural Utilities Cooperative Finance Corp. 2.95%, 2/7/2024	2,585	2,670
ORIX Corp. (Japan)
2.90%, 7/18/2022 (c)	3,775	3,838
3.70%, 7/18/2027	4,000	4,269
Private Export Funding Corp.
Series EE, 2.80%, 5/15/2022	10,700	10,958
Series KK, 3.55%, 1/15/2024	12,505	13,346
Shell International Finance BV (Netherlands) 2.13%, 5/11/2020	8,042	8,053
Siemens Financieringsmaatschappij NV (Germany)
2.90%, 5/27/2022 (b)	4,371	4,461
3.13%, 3/16/2024 (b)	3,440	3,567
2.35%, 10/15/2026 (b)	6,000	5,999

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2019 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
4.40%, 5/27/2045 (b) (c)	3,421	4,169
3.30%, 9/15/2046 (b)	3,050	3,147

		233,380

Diversified Telecommunication Services — 0.9%
AT&T, Inc. 3.55%, 6/1/2024	5,385	5,636
3.95%, 1/15/2025 (c)	7,298	7,802
3.60%, 7/15/2025	11,975	12,610
4.13%, 2/17/2026	28,051	30,282
4.30%, 2/15/2030	5,765	6,337
4.50%, 5/15/2035 (c)	5,845	6,473
4.90%, 8/15/2037	12,239	13,981
6.00%, 8/15/2040	11,179	14,153
5.35%, 9/1/2040	12,806	15,315
6.38%, 3/1/2041	2,861	3,791
5.38%, 10/15/2041	1,573	1,834
4.30%, 12/15/2042	3,861	4,108
4.35%, 6/15/2045	4,439	4,735
5.15%, 11/15/2046	3,000	3,521
4.50%, 3/9/2048	8,173	8,896
British Telecommunications plc (United Kingdom) 9.63%, 12/15/2030 (f)	879	1,344
Deutsche Telekom International Finance BV (Germany)
2.82%, 1/19/2022 (b) (c)	1,100	1,115
3.60%, 1/19/2027 (b) (c)	4,724	4,978
4.88%, 3/6/2042 (b)	2,087	2,449
Qwest Corp. 6.75%, 12/1/2021	7,308	7,836
Telefonica Emisiones SA (Spain)
5.13%, 4/27/2020	4,358	4,412
5.46%, 2/16/2021	2,025	2,107
4.67%, 3/6/2038	5,130	5,704
Verizon Communications, Inc.
2.63%, 8/15/2026	1,771	1,802
4.13%, 3/16/2027	6,080	6,758
4.33%, 9/21/2028	11,983	13,591
3.88%, 2/8/2029	2,840	3,140
4.02%, 12/3/2029	8,193	9,151
4.50%, 8/10/2033	12,088	14,138
4.40%, 11/1/2034	27,768	32,228
4.27%, 1/15/2036	14,663	16,723
5.25%, 3/16/2037	2,773	3,503
4.86%, 8/21/2046	8,339	10,427
4.67%, 3/15/2055	6,685	8,357

		289,237

Electric Utilities — 1.4%
AEP Transmission Co. LLC
3.80%, 6/15/2049	3,615	3,997
3.15%, 9/15/2049 (c)	2,680	2,676
Alabama Power Co.
6.13%, 5/15/2038	1,904	2,673
6.00%, 3/1/2039	769	1,071
4.10%, 1/15/2042	923	1,014
Appalachian Power Co.
Series P, 6.70%, 8/15/2037	3,740	5,162
Series Y, 4.50%, 3/1/2049	3,395	4,052
Arizona Public Service Co.
2.20%, 1/15/2020	449	449
5.05%, 9/1/2041	3,036	3,744
Baltimore Gas & Electric Co.
2.80%, 8/15/2022	4,419	4,484
3.50%, 8/15/2046	3,755	3,888
3.20%, 9/15/2049	8,020	7,884
CenterPoint Energy Houston Electric LLC 3.95%, 3/1/2048	5,049	5,776
China Southern Power Grid International Finance BVI Co. Ltd. (China) 3.50%, 5/8/2027 (b)	10,625	11,184
Cleveland Electric Illuminating Co. (The)
3.50%, 4/1/2028 (b)	3,890	4,068
5.95%, 12/15/2036	840	1,074
Comision Federal de Electricidad (Mexico) 4.88%, 5/26/2021 (b)	4,791	4,930
Commonwealth Edison Co. 3.65%, 6/15/2046	3,615	3,871
Connecticut Light & Power Co. (The) 4.00%, 4/1/2048	4,147	4,844
DTE Electric Co. 2.65%, 6/15/2022	1,687	1,709
Duke Energy Carolinas LLC
6.00%, 1/15/2038	1,397	1,906
4.25%, 12/15/2041	1,228	1,426
Duke Energy Corp.
3.55%, 9/15/2021	2,660	2,720
2.65%, 9/1/2026	1,382	1,392
3.40%, 6/15/2029	3,657	3,833
Duke Energy Indiana LLC
3.75%, 7/15/2020	3,462	3,503
6.35%, 8/15/2038	1,972	2,826
6.45%, 4/1/2039	897	1,304
3.75%, 5/15/2046	4,500	4,882
Series YYY, 3.25%, 10/1/2049	6,895	6,942
Duke Energy Ohio, Inc. 3.70%, 6/15/2046 (c)	3,297	3,566
Duke Energy Progress LLC
3.25%, 8/15/2025	2,985	3,147
4.10%, 5/15/2042	1,886	2,166
4.10%, 3/15/2043 (c)	1,569	1,783
4.15%, 12/1/2044	2,258	2,596
3.70%, 10/15/2046	1,616	1,742
Duquesne Light Holdings, Inc. 3.62%, 8/1/2027 (b)	8,002	8,103
Edison International
5.75%, 6/15/2027 (c)	6,000	6,593
4.13%, 3/15/2028 (c)	14,875	15,039
Electricite de France SA (France) 6.00%, 1/22/2114 (b)	4,833	5,816
Enel Finance International NV (Italy) 4.63%, 9/14/2025 (b) (c)	3,310	3,587

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2019 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
3.63%, 5/25/2027 (b) (c)	4,590	4,770
3.50%, 4/6/2028 (b)	4,500	4,600
6.00%, 10/7/2039 (b)	897	1,123
Entergy Arkansas LLC 3.50%, 4/1/2026	2,631	2,775
Entergy Corp. 2.95%, 9/1/2026 (c)	2,469	2,513
Entergy Louisiana LLC
2.40%, 10/1/2026 (c)	4,979	4,954
3.25%, 4/1/2028	1,551	1,635
3.05%, 6/1/2031	4,606	4,767
4.00%, 3/15/2033 (c)	3,430	3,919
Entergy Mississippi LLC 2.85%, 6/1/2028 (c)	3,688	3,794
Evergy Metro, Inc.
3.15%, 3/15/2023	3,255	3,357
5.30%, 10/1/2041	8,968	11,535
Evergy, Inc. 2.90%, 9/15/2029 (c)	14,800	14,726
Exelon Corp.
3.50%, 6/1/2022 (f)	5,000	5,126
3.40%, 4/15/2026	1,177	1,230
FirstEnergy Corp. Series C, 4.85%, 7/15/2047	2,015	2,390
FirstEnergy Transmission LLC 4.55%, 4/1/2049 (b)	830	958
Florida Power & Light Co.
5.95%, 2/1/2038	897	1,261
3.95%, 3/1/2048	4,000	4,650
Fortis, Inc. (Canada)
2.10%, 10/4/2021	445	444
3.06%, 10/4/2026	12,384	12,732
Hydro-Quebec (Canada)
9.40%, 2/1/2021	1,614	1,751
Series HY, 8.40%, 1/15/2022	7,174	8,115
Series IO, 8.05%, 7/7/2024	2,642	3,341
Indiana Michigan Power Co. Series J, 3.20%, 3/15/2023	8,609	8,899
ITC Holdings Corp. 2.70%, 11/15/2022	900	911
Jersey Central Power & Light Co.
4.30%, 1/15/2026 (b)	6,154	6,714
6.15%, 6/1/2037	1,740	2,255
John Sevier Combined Cycle Generation LLC 4.63%, 1/15/2042 (c)	3,761	4,488
Korea Southern Power Co. Ltd. (South Korea) 3.00%, 1/29/2021 (b)	2,906	2,930
Louisville Gas & Electric Co. Series 25, 3.30%, 10/1/2025	2,759	2,896
Massachusetts Electric Co. 4.00%, 8/15/2046 (b) (c)	4,957	5,436
MidAmerican Energy Co. 3.10%, 5/1/2027 (c)	464	490
Mid-Atlantic Interstate Transmission LLC 4.10%, 5/15/2028 (b)	4,530	4,990
Nevada Power Co.
Series N, 6.65%, 4/1/2036	700	991
5.38%, 9/15/2040	1,287	1,596
5.45%, 5/15/2041	3,354	4,222
New England Power Co. (United Kingdom) 3.80%, 12/5/2047 (b)	3,024	3,233
NextEra Energy Capital Holdings, Inc. 3.55%, 5/1/2027	2,239	2,391
Niagara Mohawk Power Corp. 3.51%, 10/1/2024 (b) (c)	3,051	3,214
Northern States Power Co. 6.25%, 6/1/2036	2,242	3,156
Ohio Edison Co. 6.88%, 7/15/2036	780	1,108
Oncor Electric Delivery Co. LLC 5.75%, 3/15/2029 (c)	1,076	1,360
PacifiCorp
3.60%, 4/1/2024 (c)	2,765	2,913
4.15%, 2/15/2050 (c)	2,300	2,695
PECO Energy Co. 2.38%, 9/15/2022	5,022	5,077
Pennsylvania Electric Co. 3.25%, 3/15/2028 (b)	1,570	1,619
Pepco Holdings LLC 7.45%, 8/15/2032	3,507	4,669
Potomac Electric Power Co. 6.50%, 11/15/2037	1,184	1,694
PPL Capital Funding, Inc. 4.00%, 9/15/2047	2,148	2,232
PPL Electric Utilities Corp.
2.50%, 9/1/2022	1,543	1,559
3.00%, 10/1/2049	10,000	9,626
Progress Energy, Inc.
4.40%, 1/15/2021 (c)	3,388	3,457
3.15%, 4/1/2022	3,380	3,450
7.75%, 3/1/2031	1,327	1,878
7.00%, 10/30/2031	2,600	3,538
Public Service Co. of Colorado
3.20%, 11/15/2020	1,040	1,046
3.55%, 6/15/2046	1,175	1,228
Public Service Co. of Oklahoma
4.40%, 2/1/2021	1,761	1,803
Series G, 6.63%, 11/15/2037	3,901	5,506
Public Service Electric & Gas Co.
3.00%, 5/15/2025 (c)	6,334	6,603
5.38%, 11/1/2039	1,021	1,336
Southern California Edison Co.
3.88%, 6/1/2021 (c)	886	905
1.85%, 2/1/2022	876	866
Series C, 3.50%, 10/1/2023	2,854	2,960
Series B, 3.65%, 3/1/2028 (c)	4,300	4,567
6.00%, 1/15/2034 (c)	895	1,101
6.05%, 3/15/2039 (c)	2,197	2,837
3.90%, 12/1/2041	3,408	3,368
Series C, 4.13%, 3/1/2048	1,800	1,927
Southern Co. (The)
3.25%, 7/1/2026	3,108	3,223

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2019 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Southwestern Public Service Co. 4.50%, 8/15/2041	2,700	3,169
State Grid Overseas Investment Ltd. (China) 3.75%, 5/2/2023 (b)	2,000	2,089
Three Gorges Finance I Cayman Islands Ltd. (China) 3.15%, 6/2/2026 (b)	2,482	2,553
Toledo Edison Co. (The) 6.15%, 5/15/2037	5,800	8,010
Union Electric Co.
2.95%, 6/15/2027	2,862	2,971
4.00%, 4/1/2048	1,600	1,822
Virginia Electric & Power Co.
3.45%, 2/15/2024	1,280	1,341
Series A, 3.80%, 4/1/2028 (c)	4,865	5,304
Series A, 6.00%, 5/15/2037	2,100	2,859
Xcel Energy, Inc.
3.30%, 6/1/2025	2,600	2,709
6.50%, 7/1/2036	2,328	3,168
4.80%, 9/15/2041	829	960

		451,806

Electrical Equipment — 0.0% (d)
Eaton Corp.
7.63%, 4/1/2024	1,794	2,087
4.00%, 11/2/2032	1,247	1,424

		3,511

Electronic Equipment, Instruments & Components — 0.0% (d)
Arrow Electronics, Inc.
4.50%, 3/1/2023	1,595	1,673
3.25%, 9/8/2024	3,162	3,207
3.88%, 1/12/2028	3,541	3,644

		8,524

Energy Equipment & Services — 0.1%
Baker Hughes a GE Co. LLC 5.13%, 9/15/2040	3,910	4,546
Halliburton Co.
3.80%, 11/15/2025 (c)	2,885	3,038
4.85%, 11/15/2035	3,583	3,973
4.75%, 8/1/2043 (c)	2,375	2,573
7.60%, 8/15/2096 (b)	2,242	3,109
Schlumberger Holdings Corp.
3.75%, 5/1/2024 (b) (c)	3,461	3,643
4.00%, 12/21/2025 (b)	48	51
3.90%, 5/17/2028 (b) (c)	7,052	7,470
Schlumberger Investment SA 3.30%, 9/14/2021 (b) (c)	2,931	2,985

		31,388

Entertainment — 0.1%
NBCUniversal Media LLC 5.95%, 4/1/2041	4,575	6,267
TWDC Enterprises 18 Corp. 3.00%, 7/30/2046	1,190	1,199
Viacom, Inc.
3.88%, 4/1/2024	5,562	5,837
6.88%, 4/30/2036	3,978	5,270
4.38%, 3/15/2043	6,243	6,445
Walt Disney Co. (The)
8.88%, 4/26/2023	942	1,143
9.50%, 7/15/2024	1,525	1,989
7.30%, 4/30/2028	3,946	5,260
7.63%, 11/30/2028	2,690	3,719

		37,129

Equity Real Estate Investment Trusts (REITs) — 1.0%
Alexandria Real Estate Equities, Inc.
3.90%, 6/15/2023	900	945
3.80%, 4/15/2026	2,199	2,348
4.00%, 2/1/2050 (c)	9,430	10,390
American Tower Corp.
5.90%, 11/1/2021	260	278
3.50%, 1/31/2023	5,919	6,132
5.00%, 2/15/2024	4,305	4,737
3.38%, 10/15/2026	4,378	4,543
3.70%, 10/15/2049	9,970	9,921
American Tower Trust #1 3.07%, 3/15/2023 (b)	6,220	6,303
Boston Properties LP
3.13%, 9/1/2023	3,155	3,249
3.20%, 1/15/2025	4,331	4,475
3.65%, 2/1/2026	3,157	3,351
Brixmor Operating Partnership LP
3.65%, 6/15/2024 (c)	2,740	2,851
3.85%, 2/1/2025	5,585	5,848
Crown Castle International Corp.
4.88%, 4/15/2022	5,203	5,517
5.25%, 1/15/2023	2,900	3,158
4.00%, 3/1/2027	2,066	2,227
Digital Realty Trust LP 3.70%, 8/15/2027	2,507	2,644
Duke Realty LP 3.25%, 6/30/2026	1,814	1,885
GAIF Bond Issuer Pty. Ltd. (Australia) 3.40%, 9/30/2026 (b)	7,843	7,950
Goodman US Finance Three LLC (Australia) 3.70%, 3/15/2028 (b)	5,157	5,351
Healthcare Trust of America Holdings LP 3.10%, 2/15/2030	9,814	9,760
Healthpeak Properties, Inc.
4.20%, 3/1/2024	1,349	1,442
3.88%, 8/15/2024	14,719	15,686
3.40%, 2/1/2025	2,651	2,775
Liberty Property LP 3.25%, 10/1/2026	3,830	4,009
Mid-America Apartments LP 4.00%, 11/15/2025	8,830	9,510
National Retail Properties, Inc.
4.00%, 11/15/2025	5,043	5,391
3.60%, 12/15/2026	5,527	5,807
Office Properties Income Trust
3.60%, 2/1/2020	15,925	15,941
4.00%, 7/15/2022	7,083	7,226
4.25%, 5/15/2024	11,000	11,357
Public Storage 3.39%, 5/1/2029	6,240	6,675

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2019 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Realty Income Corp.
3.88%, 4/15/2025	6,245	6,733
3.00%, 1/15/2027	2,243	2,305
4.65%, 3/15/2047	3,757	4,620
Regency Centers LP 2.95%, 9/15/2029	10,600	10,663
Scentre Group Trust 1 (Australia)
3.50%, 2/12/2025 (b) (c)	9,910	10,277
3.25%, 10/28/2025 (b)	5,595	5,704
Senior Housing Properties Trust
6.75%, 4/15/2020 (c)	7,305	7,330
4.75%, 2/15/2028 (c)	7,060	7,148
Simon Property Group LP
2.45%, 9/13/2029	10,884	10,703
3.25%, 9/13/2049	12,865	12,755
SITE Centers Corp. 4.70%, 6/1/2027	2,361	2,579
UDR, Inc.
2.95%, 9/1/2026	3,831	3,915
3.50%, 1/15/2028	1,354	1,425
3.00%, 8/15/2031	4,750	4,777
3.10%, 11/1/2034	6,440	6,428
Ventas Realty LP
3.75%, 5/1/2024	4,032	4,243
3.50%, 2/1/2025	1,929	2,008
4.13%, 1/15/2026	2,746	2,953
3.85%, 4/1/2027	4,308	4,560
Vornado Realty LP 3.50%, 1/15/2025	4,810	5,014
Welltower, Inc.
4.50%, 1/15/2024 (c)	4,002	4,322
4.00%, 6/1/2025	5,000	5,374
3.10%, 1/15/2030	2,920	2,952
4.95%, 9/1/2048	5,000	6,042

		324,512

Food & Staples Retailing — 0.1%
CVS Pass-Through Trust
7.51%, 1/10/2032 (b)	5,329	6,542
5.93%, 1/10/2034 (b)	5,048	5,916
Series 2013, 4.70%, 1/10/2036 (b)	9,377	10,080
Series 2014, 4.16%, 8/11/2036 (b)	1,285	1,332
Kroger Co. (The) 5.40%, 7/15/2040	829	963

		24,833

Food Products — 0.3%
Bunge Ltd. Finance Corp. 3.50%, 11/24/2020 (c)	1,281	1,299
Cargill, Inc.
3.30%, 3/1/2022 (b)	6,950	7,124
3.25%, 3/1/2023 (b)	1,990	2,059
Conagra Brands, Inc.
4.60%, 11/1/2025	4,260	4,684
5.30%, 11/1/2038	10,080	11,736
General Mills, Inc.
4.00%, 4/17/2025 (c)	6,475	6,993
4.55%, 4/17/2038	1,970	2,290
Kellogg Co. 3.40%, 11/15/2027	2,494	2,609
Kraft Heinz Foods Co.
6.75%, 3/15/2032 (c) (f)	3,610	4,496
5.00%, 7/15/2035	18,325	19,975
5.00%, 6/4/2042	4,392	4,650
McCormick & Co., Inc.
3.15%, 8/15/2024	2,094	2,167
3.40%, 8/15/2027 (c)	1,685	1,767
Mead Johnson Nutrition Co. (United Kingdom)
4.13%, 11/15/2025	993	1,084
4.60%, 6/1/2044	955	1,172
Tyson Foods, Inc.
3.95%, 8/15/2024	4,951	5,288
4.88%, 8/15/2034	5,000	6,014
Unilever Capital Corp. (United Kingdom) 3.38%, 3/22/2025 (c)	4,100	4,342

		89,749

Gas Utilities — 0.2%
Atmos Energy Corp.
4.15%, 1/15/2043	7,215	8,293
4.13%, 10/15/2044	1,750	2,040
4.13%, 3/15/2049 (c)	6,000	7,013
Boston Gas Co. 4.49%, 2/15/2042 (b)	2,201	2,570
Brooklyn Union Gas Co. (The)
3.87%, 3/4/2029 (b)	5,620	6,167
4.27%, 3/15/2048 (b)	6,500	7,301
CenterPoint Energy Resources Corp. 4.50%, 1/15/2021	1,372	1,400
Dominion Energy Gas Holdings LLC
2.80%, 11/15/2020	2,214	2,228
Series C, 3.90%, 11/15/2049	4,476	4,493
KeySpan Gas East Corp. 2.74%, 8/15/2026 (b)	4,242	4,280
Korea Gas Corp. (South Korea) 1.88%, 7/18/2021 (b)	4,862	4,835
Piedmont Natural Gas Co., Inc. 3.50%, 6/1/2029	1,700	1,818
Southern Natural Gas Co. LLC
8.00%, 3/1/2032	2,103	3,035
4.80%, 3/15/2047 (b)	2,649	2,992
Southwest Gas Corp. 3.80%, 9/29/2046	3,595	3,747

		62,212

Health Care Equipment & Supplies — 0.3%
Abbott Laboratories 4.90%, 11/30/2046	22,375	29,662
Becton Dickinson and Co. 3.73%, 12/15/2024	710	751
Boston Scientific Corp.
3.75%, 3/1/2026	8,425	9,073
4.55%, 3/1/2039	10,225	12,080
4.70%, 3/1/2049	4,695	5,750
Covidien International Finance SA 2.95%, 6/15/2023	1,826	1,881

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2019 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
DH Europe Finance II SARL
3.25%, 11/15/2039	7,065	7,159
3.40%, 11/15/2049	3,315	3,411
Medtronic, Inc. 4.38%, 3/15/2035	4,347	5,206
Zimmer Biomet Holdings, Inc. 3.70%, 3/19/2023	2,694	2,802

		77,775

Health Care Providers & Services — 0.6%
Aetna, Inc.
6.75%, 12/15/2037	2,959	3,998
4.50%, 5/15/2042 (c)	1,777	1,928
Anthem, Inc.
3.13%, 5/15/2022	4,004	4,096
3.30%, 1/15/2023 (c)	2,354	2,434
4.10%, 3/1/2028 (c)	5,485	5,971
4.63%, 5/15/2042	3,477	3,891
4.65%, 1/15/2043 (c)	3,394	3,841
4.65%, 8/15/2044	4,149	4,670
4.55%, 3/1/2048	6,775	7,644
Cigna Corp. 4.80%, 7/15/2046 (b)	1,904	2,186
CommonSpirit Health 4.19%, 10/1/2049 (c)	5,540	5,634
CVS Health Corp.
4.30%, 3/25/2028	9,692	10,570
3.25%, 8/15/2029	13,755	13,970
4.88%, 7/20/2035 (c)	3,500	4,018
4.78%, 3/25/2038	26,371	29,996
5.05%, 3/25/2048	14,322	16,936
HCA, Inc.
5.25%, 6/15/2026	11,400	12,738
5.13%, 6/15/2039	4,805	5,312
5.50%, 6/15/2047	4,000	4,626
Laboratory Corp. of America Holdings 3.20%, 2/1/2022	3,409	3,482
Magellan Health, Inc. 4.90%, 9/22/2024 (c) (f)	8,439	8,523
Mayo Clinic Series 2016, 4.13%, 11/15/2052	2,975	3,524
Memorial Sloan-Kettering Cancer Center Series 2015, 4.20%, 7/1/2055 (c)	3,335	3,991
Mount Sinai Hospitals Group, Inc. Series 2017, 3.98%, 7/1/2048	2,747	2,871
Providence St Joseph Health Obligated Group Series H, 2.75%, 10/1/2026	2,942	2,995
Quest Diagnostics, Inc. 3.45%, 6/1/2026	1,684	1,765
Texas Health Resources 4.33%, 11/15/2055	4,275	5,170
UnitedHealth Group, Inc.
4.63%, 7/15/2035 (c)	6,229	7,616
3.50%, 8/15/2039	8,210	8,697

		193,093

Hotels, Restaurants & Leisure — 0.0% (d)
McDonald’s Corp.
4.70%, 12/9/2035	6,540	7,819
4.45%, 3/1/2047	3,210	3,717

		11,536

Household Products — 0.0% (d)
Kimberly-Clark Corp. 2.75%, 2/15/2026 (c)	2,842	2,936
Reckitt Benckiser Treasury Services plc (United Kingdom) 2.38%, 6/24/2022 (b)	9,000	9,049

		11,985

Independent Power and Renewable Electricity Producers — 0.1%
Exelon Generation Co. LLC
3.40%, 3/15/2022	7,048	7,228
4.25%, 6/15/2022	2,730	2,846
6.25%, 10/1/2039	1,985	2,459
5.75%, 10/1/2041	1,665	1,952
PSEG Power LLC 4.15%, 9/15/2021	2,879	2,954
Southern Power Co. 5.15%, 9/15/2041 (c)	7,079	8,057
Tri-State Generation & Transmission Association, Inc. 4.25%, 6/1/2046	3,222	3,559

		29,055

Industrial Conglomerates — 0.1%
General Electric Co.
2.10%, 12/11/2019	1,318	1,318
5.50%, 1/8/2020	5,046	5,061
4.38%, 9/16/2020	3,698	3,756
5.30%, 2/11/2021	459	474
4.65%, 10/17/2021	4,892	5,110
2.70%, 10/9/2022	1,523	1,535
5.55%, 1/5/2026	10,701	12,196
5.88%, 1/14/2038	720	882
Roper Technologies, Inc. 3.00%, 12/15/2020	1,261	1,273

		31,605

Insurance — 1.2%
AIA Group Ltd. (Hong Kong)
3.90%, 4/6/2028 (b)	7,190	7,753
3.60%, 4/9/2029 (b)	5,835	6,192
AIG SunAmerica Global Financing X 6.90%, 3/15/2032 (b)	8,295	11,699
American Financial Group, Inc. 3.50%, 8/15/2026	8,175	8,477
American International Group, Inc.
4.13%, 2/15/2024	5,758	6,168
3.75%, 7/10/2025	2,671	2,840
4.20%, 4/1/2028	4,783	5,268
3.88%, 1/15/2035	3,407	3,629
4.70%, 7/10/2035	7,065	8,197
4.38%, 1/15/2055 (c)	6,799	7,428
Assurant, Inc. 4.20%, 9/27/2023	8,065	8,389

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2019 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Athene Global Funding
2.75%, 4/20/2020 (b)	7,740	7,761
2.75%, 6/25/2024 (b)	19,000	19,179
2.95%, 11/12/2026 (b)	37,440	37,378
Berkshire Hathaway Finance Corp.
4.40%, 5/15/2042	13,241	15,829
4.30%, 5/15/2043	2,795	3,283
4.25%, 1/15/2049	8,780	10,423
Chubb INA Holdings, Inc. 2.30%, 11/3/2020	2,420	2,427
CNA Financial Corp. 3.95%, 5/15/2024	2,633	2,821
Dai-ichi Life Insurance Co. Ltd. (The) (Japan) (ICE LIBOR USD 3 Month + 3.66%), 4.00%, 7/24/2026 (b) (e) (g) (h)	9,929	10,376
Guardian Life Insurance Co. of America (The) 4.85%, 1/24/2077 (b)	1,663	2,096
Harborwalk Funding Trust (ICE LIBOR USD 3 Month + 3.19%), 5.08%, 2/15/2069 (b) (e)	13,980	17,007
Hartford Financial Services Group, Inc. (The) 4.30%, 4/15/2043	7,410	8,248
Jackson National Life Global Funding 3.05%, 4/29/2026 (b)	4,774	4,916
John Hancock Life Insurance Co. 7.38%, 2/15/2024 (b)	1,000	1,174
Liberty Mutual Group, Inc.
4.57%, 2/1/2029 (b)	3,049	3,434
3.95%, 10/15/2050 (b)	6,000	6,117
Liberty Mutual Insurance Co. 8.50%, 5/15/2025 (b)	1,350	1,687
Lincoln National Corp.
4.20%, 3/15/2022	3,761	3,929
4.00%, 9/1/2023 (c)	2,753	2,931
3.80%, 3/1/2028	2,500	2,658
3.05%, 1/15/2030	9,975	10,035
Manulife Financial Corp. (Canada) (USD ICE Swap Rate 5 Year + 1.65%), 4.06%, 2/24/2032 (e)	11,200	11,680
Marsh & McLennan Cos., Inc. 2.35%, 3/6/2020	5,001	5,004
Massachusetts Mutual Life Insurance Co. 3.73%, 10/15/2070 (b)	2,899	2,892
MassMutual Global Funding II 2.50%, 10/17/2022 (b) (c)	3,346	3,402
MetLife, Inc.
4.13%, 8/13/2042 (c)	2,027	2,291
4.88%, 11/13/2043	2,000	2,487
Metropolitan Life Global Funding I 3.88%, 4/11/2022 (b)	12,858	13,382
New York Life Global Funding
1.95%, 2/11/2020(b)	1,806	1,806
3.00%, 1/10/2028(b)	4,854	5,063
New York Life Insurance Co. 4.45%, 5/15/2069 (b)	11,250	13,357
OneBeacon US Holdings, Inc. 4.60%, 11/9/2022	8,660	9,115
Pacific Life Insurance Co. (ICE LIBOR USD 3 Month + 2.80%), 4.30%, 10/24/2067 (b) (c) (e)	3,766	4,035
Principal Financial Group, Inc. 3.13%, 5/15/2023	794	816
Principal Life Global Funding II 2.38%, 11/21/2021 (b)	1,200	1,206
Progressive Corp. (The) Series B, (ICE LIBOR USD 3 Month + 2.54%), 5.38%, 3/15/2023 (c) (e) (g) (h)	5,240	5,450
Prudential Financial, Inc. 3.91%, 12/7/2047	9,236	10,007
Prudential Insurance Co. of America (The) 8.30%, 7/1/2025 (b)	10,349	13,280
Reliance Standard Life Global Funding II 3.85%, 9/19/2023 (b)	2,595	2,719
Swiss Re Finance Luxembourg SA (Switzerland) (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.58%), 5.00%, 4/2/2049 (b) (c) (e)	7,600	8,398
Teachers Insurance & Annuity Association of America
4.90%, 9/15/2044 (b)	3,653	4,552
4.27%, 5/15/2047 (b)	5,480	6,359

		377,050

Internet & Direct Marketing Retail — 0.1%
Amazon.com, Inc. 3.88%, 8/22/2037	9,440	10,749
Booking Holdings, Inc.
2.75%, 3/15/2023	1,923	1,961
3.55%, 3/15/2028 (c)	2,870	3,069

		15,779

IT Services — 0.4%
DXC Technology Co.
4.25%, 4/15/2024	3,566	3,743
7.45%, 10/15/2029	892	1,114
Fidelity National Information Services, Inc. 4.75%, 5/15/2048	5,506	6,629
Fiserv, Inc.
3.20%, 7/1/2026	6,035	6,251
4.40%, 7/1/2049	5,835	6,497
Global Payments, Inc. 3.20%, 8/15/2029	11,665	11,843

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2019 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
IBM Credit LLC 3.00%, 2/6/2023 (c)	10,400	10,679
International Business Machines Corp.
3.30%, 5/15/2026	24,860	26,159
3.50%, 5/15/2029 (c)	45,935	49,529
Western Union Co. (The) 3.60%, 3/15/2022 (c)	9,000	9,230

		131,674

Life Sciences Tools & Services — 0.0% (d)
Thermo Fisher Scientific, Inc.
3.00%, 4/15/2023	2,501	2,569
4.15%, 2/1/2024	1,946	2,088
2.95%, 9/19/2026	3,564	3,666

		8,323

Machinery — 0.1%
Caterpillar, Inc. 2.60%, 6/26/2022	1,913	1,944
Illinois Tool Works, Inc. 4.88%, 9/15/2041 (c)	758	976
nVent Finance SARL (United Kingdom) 4.55%, 4/15/2028	6,750	6,967
Parker-Hannifin Corp.
4.45%, 11/21/2044	3,759	4,232
4.10%, 3/1/2047	2,527	2,718
Xylem, Inc. 3.25%, 11/1/2026 (c)	1,420	1,472

		18,309

Media — 0.8%
CBS Corp.
3.70%, 8/15/2024	5,275	5,536
4.00%, 1/15/2026 (c)	4,293	4,597
4.90%, 8/15/2044	2,004	2,263
Charter Communications Operating LLC
6.38%, 10/23/2035 (c)	4,374	5,455
5.38%, 4/1/2038	4,923	5,579
4.80%, 3/1/2050 (c)	13,160	13,711
Comcast Cable Holdings LLC 10.13%, 4/15/2022	1,614	1,902
Comcast Corp.
3.60%, 3/1/2024 (c)	4,708	4,988
3.38%, 8/15/2025	2,773	2,939
3.95%, 10/15/2025	9,556	10,424
3.15%, 3/1/2026	10,162	10,669
3.55%, 5/1/2028 (c)	6,115	6,604
4.25%, 1/15/2033	16,564	19,129
4.20%, 8/15/2034	3,361	3,884
6.50%, 11/15/2035	17,907	25,215
4.60%, 10/15/2038	11,580	13,886
3.25%, 11/1/2039	19,265	19,551
4.00%, 11/1/2049	5,553	6,214
4.05%, 11/1/2052	2,600	2,936
4.95%, 10/15/2058	14,685	19,168
Cox Communications, Inc.
3.25%, 12/15/2022 (b)	3,027	3,111
3.35%, 9/15/2026 (b)	3,046	3,162
4.80%, 2/1/2035 (b)	5,600	6,286
Discovery Communications LLC
4.38%, 6/15/2021	6,532	6,735
3.95%, 3/20/2028 (c)	2,647	2,797
6.35%, 6/1/2040	5,069	6,404
Fox Corp.
4.71%, 1/25/2029 (b)	6,445	7,315
5.58%, 1/25/2049 (b)	1,455	1,853
Grupo Televisa SAB (Mexico)
4.63%, 1/30/2026	1,494	1,601
6.13%, 1/31/2046	1,332	1,615
Sky Ltd. (United Kingdom) 3.75%, 9/16/2024 (b)	1,654	1,769
TCI Communications, Inc. 7.13%, 2/15/2028	1,199	1,584
Time Warner Cable LLC
4.13%, 2/15/2021	1,928	1,960
6.55%, 5/1/2037	2,327	2,842
7.30%, 7/1/2038	2,197	2,816
6.75%, 6/15/2039 (c)	1,794	2,256
5.88%, 11/15/2040 (c)	7,325	8,458
5.50%, 9/1/2041 (c)	6,940	7,716
Time Warner Entertainment Co. LP 8.38%, 7/15/2033	3,041	4,254

		259,184

Metals & Mining — 0.1%
Anglo American Capital plc (South Africa)
3.63%, 9/11/2024 (b)	3,283	3,393
4.50%, 3/15/2028 (b) (c)	8,000	8,509
Barrick Gold Corp. (Canada) 6.45%, 10/15/2035	1,767	2,279
Glencore Funding LLC (Switzerland) 4.63%, 4/29/2024 (b)	1,967	2,096
Newmont Goldcorp Corp. 2.80%, 10/1/2029 (c)	7,635	7,556
Nucor Corp. 6.40%, 12/1/2037	4,465	6,102

		29,935

Multiline Retail — 0.0% (d)
Dollar General Corp. 4.13%, 5/1/2028 (c)	5,750	6,322

Multi-Utilities — 0.4%
CMS Energy Corp.
3.88%, 3/1/2024	4,360	4,583
3.00%, 5/15/2026	3,458	3,540
2.95%, 2/15/2027	2,426	2,451
3.45%, 8/15/2027	1,250	1,312
Consolidated Edison Co. of New York, Inc.
5.70%, 6/15/2040	2,760	3,684
Series 2017, 3.88%, 6/15/2047	3,355	3,682
4.50%, 5/15/2058	1,724	2,042
Consumers Energy Co. 3.25%, 8/15/2046	2,150	2,200
Delmarva Power & Light Co. 4.00%, 6/1/2042	1,478	1,594
Dominion Energy, Inc.
Series B, 2.75%, 1/15/2022	3,973	4,018
Series D, 2.85%, 8/15/2026	1,927	1,953

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2019 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Series F, 5.25%, 8/1/2033	5,067	6,089
7.00%, 6/15/2038	1,076	1,505
Series C, 4.90%, 8/1/2041 (c)	1,840	2,167
New York State Electric & Gas Corp. 3.25%, 12/1/2026 (b)	2,326	2,415
NiSource, Inc.
3.85%, 2/15/2023	2,457	2,563
2.95%, 9/1/2029	7,940	7,943
6.25%, 12/15/2040	4,380	5,811
5.80%, 2/1/2042	6,726	8,633
San Diego Gas & Electric Co.
6.00%, 6/1/2026	1,852	2,194
Series FFF, 6.13%, 9/15/2037	973	1,253
3.95%, 11/15/2041	2,690	2,774
Sempra Energy 4.05%, 12/1/2023	2,348	2,492
Southern Co. Gas Capital Corp.
3.50%, 9/15/2021	4,609	4,706
2.45%, 10/1/2023	1,889	1,894
3.25%, 6/15/2026 (c)	1,690	1,755
5.88%, 3/15/2041 (c)	10,518	13,557
4.40%, 6/1/2043	1,392	1,547
3.95%, 10/1/2046	2,136	2,246
WEC Energy Group, Inc. 3.55%, 6/15/2025	7,009	7,433

		110,036

Oil, Gas & Consumable Fuels — 2.1%
ANR Pipeline Co. 9.63%, 11/1/2021	2,933	3,314
Apache Corp.
3.25%, 4/15/2022	345	351
5.10%, 9/1/2040	6,235	6,079
4.75%, 4/15/2043	7,111	6,550
APT Pipelines Ltd. (Australia)
4.20%, 3/23/2025 (b)	2,000	2,123
4.25%, 7/15/2027 (b)	7,325	7,884
Boardwalk Pipelines LP 4.80%, 5/3/2029	6,595	6,968
BP Capital Markets America, Inc.
3.25%, 5/6/2022	2,273	2,345
3.22%, 4/14/2024	17,699	18,398
3.41%, 2/11/2026	8,485	8,969
3.02%, 1/16/2027	10,588	10,988
BP Capital Markets plc (United Kingdom)
3.81%, 2/10/2024	7,135	7,593
3.51%, 3/17/2025 (c)	4,509	4,798
3.28%, 9/19/2027	2,479	2,602
Buckeye Partners LP
4.88%, 2/1/2021 (c)	2,500	2,535
3.95%, 12/1/2026 (c)	1,012	938
5.85%, 11/15/2043	11,805	10,078
5.60%, 10/15/2044	6,000	5,027
Canadian Natural Resources Ltd. (Canada)
3.90%, 2/1/2025	3,463	3,672
7.20%, 1/15/2032 (c)	359	481
6.45%, 6/30/2033	6,527	8,301
5.85%, 2/1/2035	671	819
6.75%, 2/1/2039 (c)	1,794	2,384
Cenovus Energy, Inc. (Canada)
5.25%, 6/15/2037	2,048	2,233
6.75%, 11/15/2039	10,996	13,619
CNOOC Finance 2015 Australia Pty. Ltd. (China) 2.63%, 5/5/2020	11,698	11,710
Ecopetrol SA (Colombia)
5.88%, 9/18/2023	2,575	2,841
4.13%, 1/16/2025 (c)	3,333	3,477
5.38%, 6/26/2026	5,409	5,973
Enable Midstream Partners LP
4.40%, 3/15/2027	2,695	2,630
4.95%, 5/15/2028	4,315	4,314
Enbridge, Inc. (Canada)
3.70%, 7/15/2027	2,692	2,841
4.50%, 6/10/2044	3,980	4,306
(ICE LIBOR USD 3 Month + 3.64%), 6.25%, 3/1/2078 (e)	6,000	6,435
Encana Corp. (Canada)
8.13%, 9/15/2030	1,485	1,893
7.38%, 11/1/2031 (c)	4,761	5,820
6.50%, 8/15/2034	1,000	1,170
Energy Transfer Operating LP
4.75%, 1/15/2026 (c)	3,400	3,637
7.50%, 7/1/2038	2,695	3,428
6.05%, 6/1/2041	4,475	4,966
5.95%, 10/1/2043	3,950	4,336
6.25%, 4/15/2049	5,655	6,659
Eni SpA (Italy)
Series X-R, 4.00%, 9/12/2023 (b)	3,145	3,312
5.70%, 10/1/2040 (b) (c)	4,843	5,929
Eni USA, Inc. (Italy) 7.30%, 11/15/2027	4,040	5,217
EnLink Midstream Partners LP 4.15%, 6/1/2025	7,000	6,178
Enterprise Products Operating LLC
3.90%, 2/15/2024	2,687	2,850
3.75%, 2/15/2025	2,600	2,762
3.70%, 2/15/2026	3,040	3,224
3.95%, 2/15/2027	2,705	2,912
Series J, 5.75%, 3/1/2035	2,509	2,966
7.55%, 4/15/2038	900	1,293
5.95%, 2/1/2041	1,259	1,601
5.10%, 2/15/2045	1,758	2,082
4.20%, 1/31/2050	8,650	9,251
4.95%, 10/15/2054	1,189	1,381
EQM Midstream Partners LP 5.50%, 7/15/2028 (c)	7,500	6,908
EQT Corp. 3.90%, 10/1/2027 (c)	4,517	3,936
Equinor ASA (Norway)
2.65%, 1/15/2024 (c)	5,765	5,918
3.25%, 11/10/2024 (c)	3,461	3,652

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2019 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Exxon Mobil Corp.
3.00%, 8/16/2039	14,245	14,438
4.11%, 3/1/2046	2,726	3,277
3.10%, 8/16/2049	17,965	18,130
Kinder Morgan, Inc.
4.30%, 3/1/2028 (c)	13,000	14,089
5.20%, 3/1/2048	6,000	6,915
Magellan Midstream Partners LP
3.20%, 3/15/2025	2,338	2,384
4.20%, 12/1/2042	2,987	3,026
5.15%, 10/15/2043	7,133	8,345
Marathon Oil Corp. 2.80%, 11/1/2022 (c)	5,517	5,599
Marathon Petroleum Corp. 3.63%, 9/15/2024	3,980	4,171
MPLX LP
5.25%, 1/15/2025 (b)	4,015	4,215
4.13%, 3/1/2027	3,626	3,762
4.80%, 2/15/2029 (c)	3,344	3,619
4.50%, 4/15/2038	8,393	8,372
5.20%, 3/1/2047	2,341	2,462
Noble Energy, Inc.
8.00%, 4/1/2027	1,300	1,629
6.00%, 3/1/2041	5,910	6,980
5.25%, 11/15/2043	4,720	5,116
5.05%, 11/15/2044	4,075	4,335
Occidental Petroleum Corp.
6.95%, 7/1/2024	1,103	1,288
7.15%, 5/15/2028	1,480	1,828
7.50%, 5/1/2031 (c)	1,794	2,341
7.88%, 9/15/2031	8,707	11,601
4.20%, 3/15/2048	1,580	1,534
ONEOK Partners LP
3.38%, 10/1/2022	1,164	1,193
5.00%, 9/15/2023 (c)	2,576	2,794
6.65%, 10/1/2036	1,825	2,250
ONEOK, Inc.
3.40%, 9/1/2029	8,395	8,343
4.45%, 9/1/2049	10,905	10,858
Petroleos Mexicanos (Mexico)
6.50%, 3/13/2027	20,000	20,930
5.35%, 2/12/2028	2,547	2,467
6.84%, 1/23/2030 (b) (c)	2,216	2,323
6.63%, 6/15/2035	4,700	4,719
6.75%, 9/21/2047	12,012	11,847
6.35%, 2/12/2048	6,491	6,124
7.69%, 1/23/2050 (b)	4,225	4,529
Phillips 66
3.90%, 3/15/2028	3,955	4,291
4.88%, 11/15/2044	665	806
Phillips 66 Partners LP
3.55%, 10/1/2026	1,453	1,512
3.15%, 12/15/2029	8,545	8,405
4.90%, 10/1/2046	3,078	3,472
Plains All American Pipeline LP
3.60%, 11/1/2024	7,000	7,138
4.65%, 10/15/2025	6,535	6,937
Spectra Energy Partners LP
3.50%, 3/15/2025 (c)	4,750	4,960
5.95%, 9/25/2043	1,801	2,240
4.50%, 3/15/2045	1,866	2,027
Suncor Energy, Inc. (Canada)
5.95%, 12/1/2034 (c)	11,584	14,997
6.80%, 5/15/2038	3,677	5,148
Sunoco Logistics Partners Operations LP
4.65%, 2/15/2022	600	626
3.90%, 7/15/2026	4,366	4,485
6.10%, 2/15/2042	7,220	7,951
5.30%, 4/1/2044	1,840	1,900
TC PipeLines LP 3.90%, 5/25/2027	2,870	2,985
Texas Eastern Transmission LP
2.80%, 10/15/2022 (b)	6,209	6,258
3.50%, 1/15/2028 (b)	908	942
Total Capital International SA (France)
3.46%, 2/19/2029	3,040	3,294
3.46%, 7/12/2049	12,800	13,688
TransCanada PipeLines Ltd. (Canada)
4.88%, 1/15/2026 (c)	4,155	4,649
6.20%, 10/15/2037	6,345	8,149
4.75%, 5/15/2038	7,750	8,843
Valero Energy Corp. 7.50%, 4/15/2032	1,545	2,097
Williams Cos., Inc. (The)
3.90%, 1/15/2025	3,506	3,653
4.85%, 3/1/2048	5,487	5,743

		641,886

Pharmaceuticals — 0.7%
Allergan Finance LLC 4.63%, 10/1/2042	9,850	10,744
Allergan Funding SCS
3.45%, 3/15/2022	5,743	5,867
3.85%, 6/15/2024	3,041	3,192
4.55%, 3/15/2035	3,881	4,226
4.75%, 3/15/2045	7,000	7,690
Allergan, Inc.
3.38%, 9/15/2020	3,111	3,135
2.80%, 3/15/2023	3,954	3,984
AstraZeneca plc (United Kingdom)
6.45%, 9/15/2037	4,250	5,999
4.00%, 9/18/2042 (c)	4,270	4,727
Bristol-Myers Squibb Co.
3.20%, 6/15/2026 (b)	12,138	12,754
3.90%, 2/20/2028 (b)	10,610	11,617
3.40%, 7/26/2029 (b) (c)	13,631	14,639
4.13%, 6/15/2039 (b)	7,096	8,194
5.70%, 10/15/2040 (b)	4,195	5,410
5.00%, 8/15/2045 (b)	6,896	8,847
4.55%, 2/20/2048 (b)	6,500	8,009
Eli Lilly & Co. 4.15%, 3/15/2059	7,175	8,617
Johnson & Johnson
4.38%, 12/5/2033	1,948	2,352
3.40%, 1/15/2038 (c)	7,129	7,688
Mylan NV 3.95%, 6/15/2026	4,153	4,320

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2019 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Mylan, Inc.
3.13%, 1/15/2023 (b)	3,886	3,937
5.40%, 11/29/2043 (c)	1,800	1,975
Pfizer, Inc. 3.90%, 3/15/2039 (c)	15,000	17,084
Shire Acquisitions Investments Ireland DAC
2.88%, 9/23/2023	4,909	4,996
3.20%, 9/23/2026	26,941	27,862
Takeda Pharmaceutical Co. Ltd. (Japan) 5.00%, 11/26/2028 (b)	8,565	9,994
Wyeth LLC 6.45%, 2/1/2024	708	834

		208,693

Real Estate Management & Development — 0.0% (d)
Ontario Teachers’ Cadillac Fairview Properties Trust (Canada)
3.13%, 3/20/2022 (b) (c)	6,257	6,397
3.88%, 3/20/2027 (b)	6,562	7,076

		13,473

Road & Rail — 0.5%
Burlington Northern Santa Fe LLC
3.75%, 4/1/2024	2,365	2,517
7.29%, 6/1/2036	1,166	1,727
5.75%, 5/1/2040	3,244	4,412
5.40%, 6/1/2041 (c)	9,266	12,064
4.40%, 3/15/2042	2,010	2,349
4.38%, 9/1/2042 (c)	4,018	4,694
5.15%, 9/1/2043	3,380	4,354
4.70%, 9/1/2045	3,150	3,870
3.55%, 2/15/2050	7,837	8,357
Canadian Pacific Railway Co. (Canada)
4.50%, 1/15/2022	4,200	4,395
6.13%, 9/15/2115	4,888	7,230
CSX Corp.
5.50%, 4/15/2041	3,498	4,432
4.75%, 5/30/2042	1,516	1,797
4.75%, 11/15/2048	8,165	10,031
3.35%, 9/15/2049	2,710	2,670
ERAC USA Finance LLC
5.25%, 10/1/2020 (b)	2,388	2,454
4.50%, 8/16/2021 (b)	3,474	3,607
2.60%, 12/1/2021 (b)	3,010	3,032
6.70%, 6/1/2034 (b)	4,417	5,977
7.00%, 10/15/2037 (b)	425	600
5.63%, 3/15/2042 (b)	3,104	3,913
JB Hunt Transport Services, Inc. 3.88%, 3/1/2026 (c)	8,420	9,038
Norfolk Southern Corp.
2.90%, 2/15/2023	2,558	2,614
5.59%, 5/17/2025	51	59
3.95%, 10/1/2042	2,888	3,147
4.05%, 8/15/2052	5,192	5,792
Penske Truck Leasing Co. LP
4.13%, 8/1/2023 (b)	5,795	6,123
3.95%, 3/10/2025 (b)	3,095	3,277
4.20%, 4/1/2027 (b)	2,525	2,698
Ryder System, Inc.
2.50%, 5/11/2020	4,930	4,935
2.88%, 9/1/2020	3,451	3,470
Union Pacific Corp.
3.95%, 8/15/2059	6,000	6,284
4.10%, 9/15/2067	1,962	2,051

		143,970

Semiconductors & Semiconductor Equipment — 0.2%
Analog Devices, Inc.
3.13%, 12/5/2023	2,317	2,386
4.50%, 12/5/2036	2,505	2,665
Broadcom Corp.
3.63%, 1/15/2024 (c)	14,519	14,936
3.88%, 1/15/2027 (c)	6,459	6,594
Broadcom, Inc. 4.75%, 4/15/2029 (b)	28,740	30,733

		57,314

Software — 0.4%
Microsoft Corp.
3.50%, 2/12/2035	3,459	3,833
4.20%, 11/3/2035	3,974	4,733
4.10%, 2/6/2037	10,421	12,318
4.00%, 2/12/2055 (c)	6,030	7,159
3.95%, 8/8/2056	2,205	2,589
Oracle Corp.
2.50%, 5/15/2022 (c)	4,115	4,170
2.40%, 9/15/2023	7,023	7,107
2.95%, 11/15/2024 (c)	11,020	11,439
2.95%, 5/15/2025	14,625	15,178
4.30%, 7/8/2034 (c)	8,219	9,594
3.90%, 5/15/2035	4,170	4,703
3.85%, 7/15/2036	7,260	8,014
4.38%, 5/15/2055 (c)	10,500	12,356
VMware, Inc. 2.95%, 8/21/2022 (c)	10,109	10,285

		113,478

Specialty Retail — 0.1%
Home Depot, Inc. (The) 4.20%, 4/1/2043	5,037	5,832
Lowe’s Cos., Inc.
3.65%, 4/5/2029	12,563	13,465
4.65%, 4/15/2042	3,901	4,496
4.55%, 4/5/2049	12,101	14,052
O’Reilly Automotive, Inc. 3.60%, 9/1/2027	4,715	5,042

		42,887

Technology Hardware, Storage & Peripherals — 0.4%
Apple, Inc.
3.00%, 2/9/2024	15,808	16,418
2.85%, 5/11/2024	10,010	10,352
2.75%, 1/13/2025	8,545	8,814
3.20%, 5/13/2025	12,828	13,527
3.25%, 2/23/2026	798	847
2.45%, 8/4/2026	5,261	5,343
3.35%, 2/9/2027	10,231	10,939
3.20%, 5/11/2027	5,685	6,031
3.00%, 6/20/2027	2,880	3,034

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2019 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
2.90%, 9/12/2027	7,978	8,321
3.45%, 2/9/2045	9,422	9,962
3.85%, 8/4/2046	3,512	3,977
3.75%, 9/12/2047	13,570	15,145
3.75%, 11/13/2047	1,600	1,787
2.95%, 9/11/2049 (c)	8,595	8,355
Dell International LLC 6.02%, 6/15/2026 (b)	13,908	15,893

		138,745

Thrifts & Mortgage Finance — 0.1%
BPCE SA (France)
4.63%, 7/11/2024 (b)	11,600	12,461
3.38%, 12/2/2026 (c)	4,230	4,471
Nationwide Building Society (United Kingdom) 6.25%, 2/25/2020 (b)	2,950	2,979

		19,911

Tobacco — 0.0% (d)
BAT Capital Corp. (United Kingdom) 4.39%, 8/15/2037	7,130	7,051

Trading Companies & Distributors — 0.3%
Air Lease Corp.
3.25%, 3/1/2025	6,266	6,431
3.75%, 6/1/2026	7,000	7,330
3.25%, 10/1/2029 (c)	15,000	14,894
Aircastle Ltd. 4.40%, 9/25/2023 (c)	8,915	9,449
Aviation Capital Group LLC
3.88%, 5/1/2023 (b)	7,665	7,895
3.50%, 11/1/2027 (b)	8,105	8,089
BOC Aviation Ltd. (Singapore)
2.75%, 9/18/2022 (b)	3,000	3,002
3.50%, 10/10/2024 (b) (c)	7,945	8,183
International Lease Finance Corp.
8.63%, 1/15/2022	11,894	13,419
5.88%, 8/15/2022 (c)	3,867	4,218
WW Grainger, Inc. 4.60%, 6/15/2045	4,364	5,250

		88,160

Transportation Infrastructure — 0.0% (d)
Sydney Airport Finance Co. Pty. Ltd. (Australia) 3.38%, 4/30/2025 (b)	7,000	7,220

Water Utilities — 0.0% (d)
American Water Capital Corp.
3.40%, 3/1/2025 (c)	5,248	5,506
6.59%, 10/15/2037	3,354	4,810
4.00%, 12/1/2046	2,241	2,468

		12,784

Wireless Telecommunication Services — 0.2%
America Movil SAB de CV (Mexico)
3.13%, 7/16/2022	3,250	3,327
3.63%, 4/22/2029	12,995	13,784
4.38%, 4/22/2049	8,284	9,527
Rogers Communications, Inc. (Canada) 4.35%, 5/1/2049	9,230	10,541
Vodafone Group plc (United Kingdom)
5.25%, 5/30/2048 (c)	7,449	8,897
4.88%, 6/19/2049	16,825	19,062

		65,138

TOTAL CORPORATE BONDS (Cost $6,891,802)		7,362,243

MORTGAGE-BACKED SECURITIES — 16.3%
FHLMC
Pool # 785618, ARM, 4.50%, 7/1/2026 (i)	28	29
Pool # 611141, ARM, 4.59%, 1/1/2027 (i)	32	33
Pool # 846812, ARM, 4.77%, 4/1/2030 (i)	10	11
Pool # 789758, ARM, 4.37%, 9/1/2032 (i)	35	37
Pool # 847621, ARM, 4.84%, 5/1/2033 (i)	1,209	1,275
Pool # 781087, ARM, 4.73%, 12/1/2033 (i)	186	196
Pool # 1B1665, ARM, 4.69%, 4/1/2034 (i)	149	156
Pool # 782870, ARM, 4.68%, 9/1/2034 (i)	768	814
Pool # 782980, ARM, 4.92%, 1/1/2035 (i)	424	447
Pool # 782979, ARM, 4.95%, 1/1/2035 (i)	1,036	1,091
Pool # 1G3591, ARM, 3.92%, 8/1/2035 (i)	52	55
Pool # 1Q0007, ARM, 4.65%, 12/1/2035 (i)	249	262
Pool # 848431, ARM, 4.29%, 2/1/2036 (i)	511	541
Pool # 1Q0025, ARM, 4.44%, 2/1/2036 (i)	119	125
Pool # 1G1861, ARM, 5.16%, 3/1/2036 (i)	557	590
Pool # 1J1380, ARM, 5.20%, 3/1/2036 (i)	367	394
Pool # 1L1286, ARM, 4.75%, 5/1/2036 (i)	403	427
Pool # 1H2618, ARM, 4.75%, 5/1/2036 (i)	537	568
Pool # 1G2415, ARM, 5.22%, 5/1/2036 (i)	133	142
Pool # 1G2557, ARM, 4.88%, 6/1/2036 (i)	1,632	1,727
Pool # 848068, ARM, 4.92%, 6/1/2036 (i)	655	689
Pool # 1A1082, ARM, 4.26%, 7/1/2036 (i)	305	318

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2019 (Unaudited) (continued)

Investments	Principal Amount ($000)		Value ($000)
Pool # 1H2623, ARM, 4.64%, 7/1/2036 (i)	198		210
Pool # 848365, ARM, 4.67%, 7/1/2036 (i)	305		322
Pool # 1N0206, ARM, 3.93%, 8/1/2036 (i)	1,358		1,413
Pool # 1A1085, ARM, 4.06%, 8/1/2036 (i)	383		399
Pool # 1N0189, ARM, 4.25%, 8/1/2036 (i)	17		17
Pool # 1Q0105, ARM, 4.37%, 9/1/2036 (i)	555		584
Pool # 1B7242, ARM, 4.73%, 9/1/2036 (i)	917		970
Pool # 1G2539, ARM, 3.85%, 10/1/2036 (i)	122		129
Pool # 1A1097, ARM, 3.85%, 10/1/2036 (i)	317		332
Pool # 1A1096, ARM, 3.91%, 10/1/2036 (i)	683		713
Pool # 1N0249, ARM, 3.98%, 10/1/2036 (i)	361		374
Pool # 1J1348, ARM, 4.21%, 10/1/2036 (i)	216		229
Pool # 1K0046, ARM, 4.35%, 10/1/2036 (i)	360		377
Pool # 1Q0737, ARM, 4.12%, 11/1/2036 (i)	340		354
Pool # 1G2671, ARM, 4.25%, 11/1/2036 (i)	143		150
Pool # 782760, ARM, 4.34%, 11/1/2036 (i)	973		1,028
Pool # 848115, ARM, 4.44%, 11/1/2036 (i)	329		348
Pool # 1J1378, ARM, 4.52%, 11/1/2036 (i)	461		480
Pool # 1J1419, ARM, 3.82%, 12/1/2036 (i)	1,824		1,906
Pool # 1J1634, ARM, 4.37%, 12/1/2036 (i)	1,441		1,512
Pool # 1J1399, ARM, 4.39%, 12/1/2036 (i)	17		18
Pool # 1J1418, ARM, 4.61%, 12/1/2036 (i)	59		62
Pool # 1G1386, ARM, 4.79%, 12/1/2036 (i)	502		528
Pool # 1N1511, ARM, 3.67%, 1/1/2037 (i)	128		133
Pool # 1G1478, ARM, 5.05%, 1/1/2037 (i)	293		311
Pool # 1N0353, ARM, 4.57%, 2/1/2037 (i)	474		500
Pool # 1J1516, ARM, 4.77%, 2/1/2037 (i)	81		85
Pool # 1J0282, ARM, 4.92%, 2/1/2037 (i)	40		42
Pool # 1G1554, ARM, 5.02%, 2/1/2037 (i)	281		292
Pool # 1J1543, ARM, 5.48%, 2/1/2037 (i)	49		52
Pool # 1Q0739, ARM, 4.30%, 3/1/2037 (i)	1,034		1,084
Pool # 1B7303, ARM, 5.21%, 3/1/2037 (i)	114		121
Pool # 1J1526, ARM, 5.47%, 3/1/2037 (i)	108		113
Pool # 1J0399, ARM, 4.91%, 4/1/2037 (i)	15		16
Pool # 1J1564, ARM, 5.00%, 4/1/2037 (i)	245		258
Pool # 1Q0697, ARM, 3.96%, 5/1/2037 (i)	629		652
Pool # 1N1477, ARM, 4.09%, 5/1/2037 (i)	223		235
Pool # 1A1193, ARM, 4.20%, 5/1/2037 (i)	436		458
Pool # 1N1463, ARM, 4.24%, 5/1/2037 (i)	38		40
Pool # 1J1621, ARM, 5.06%, 5/1/2037 (i)	343		364
Pool # 1Q0783, ARM, 5.12%, 5/1/2037 (i)	779		824
Pool # 1J0533, ARM, 4.68%, 7/1/2037 (i)	106		111
Pool # 1J2945, ARM, 4.00%, 11/1/2037 (i)	47		49
Pool # 1Q0722, ARM, 5.06%, 4/1/2038 (i)	394		419
Pool # 1Q0789, ARM, 4.93%, 5/1/2038 (i)	206		220
Pool # 848699, ARM, 4.41%, 7/1/2040 (i)	413		437
FHLMC Gold Pools, 15 Year
Pool # G11805, 5.50%, 12/1/2019	—	(j)	—	(j)
Pool # G13033, 6.00%, 2/1/2020	—	(j)	—	(j)
Pool # G11954, 5.50%, 4/1/2020	—	(j)	—	(j)
Pool # G11816, 5.50%, 6/1/2020	—	(j)	—	(j)
Pool # G11771, 6.00%, 6/1/2020	1		1
Pool # G11761, 6.00%, 8/1/2020	2		2
Pool # G12906, 6.00%, 7/1/2021	—	(j)	—	(j)
Pool # G13073, 6.00%, 7/1/2021	6		6
Pool # G13012, 6.00%, 3/1/2022	—	(j)	1
Pool # G12825, 6.50%, 3/1/2022	8		8
Pool # G13603, 5.50%, 2/1/2024	44		46

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2019 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
FHLMC Gold Pools, 20 Year
Pool # C91158, 6.50%, 1/1/2028	318	350
Pool # C91417, 3.50%, 1/1/2032	4,577	4,780
Pool # C91403, 3.50%, 3/1/2032	1,870	1,953
FHLMC Gold Pools, 30 Year
Pool # G00245, 8.00%, 8/1/2024	4	4
Pool # C00376, 8.00%, 11/1/2024	3	3
Pool # C00414, 7.50%, 8/1/2025	7	8
Pool # C00452, 7.00%, 4/1/2026	9	10
Pool # G00981, 8.50%, 7/1/2028	20	23
Pool # G02210, 7.00%, 12/1/2028	337	381
Pool # C47315, 6.50%, 8/1/2029	718	810
Pool # G03029, 6.00%, 10/1/2029	94	105
Pool # A88871, 7.00%, 1/1/2031	271	302
Pool # C68485, 7.00%, 7/1/2032	28	31
Pool # G01448, 7.00%, 8/1/2032	43	49
Pool # C75791, 5.50%, 1/1/2033	497	552
Pool # A13625, 5.50%, 10/1/2033	324	365
Pool # A16107, 6.00%, 12/1/2033	102	113
Pool # G01864, 5.00%, 1/1/2034	241	267
Pool # A17537, 6.00%, 1/1/2034	225	258
Pool # A23139, 5.00%, 6/1/2034	630	689
Pool # A61572, 5.00%, 9/1/2034	694	767
Pool # A28796, 6.50%, 11/1/2034	55	62
Pool # G03369, 6.50%, 1/1/2035	785	874
Pool # A70350, 5.00%, 3/1/2035	298	327
Pool # A46987, 5.50%, 7/1/2035	672	747
Pool # G05713, 6.50%, 12/1/2035	502	570
Pool # G03777, 5.00%, 11/1/2036	617	681
Pool # C02660, 6.50%, 11/1/2036	182	207
Pool # G02427, 5.50%, 12/1/2036	297	335
Pool # A57681, 6.00%, 12/1/2036	60	68
Pool # G02682, 7.00%, 2/1/2037	63	74
Pool # G04949, 6.50%, 11/1/2037	362	422
Pool # G03666, 7.50%, 1/1/2038	541	637
Pool # G04952, 7.50%, 1/1/2038	306	368
Pool # G04077, 6.50%, 3/1/2038	461	532
Pool # G05671, 5.50%, 8/1/2038	618	694
Pool # G05190, 7.50%, 9/1/2038	241	277
Pool # C03466, 5.50%, 3/1/2040	224	252
Pool # A93383, 5.00%, 8/1/2040	2,772	3,063
Pool # A93511, 5.00%, 8/1/2040	10,996	12,152
Pool # G06493, 4.50%, 5/1/2041	15,893	17,232
Pool # V80351, 3.00%, 8/1/2043	23,847	24,657
Pool # Q52834, 4.00%, 12/1/2047	4,807	5,036
Pool # Q57995, 5.00%, 8/1/2048	21,167	22,829
Pool # Q61104, 4.00%, 1/1/2049	3,013	3,140
Pool # Q61107, 4.00%, 1/1/2049	4,707	4,904
FHLMC Gold Pools, Other
Pool # G80341, 10.00%, 3/17/2026	7	7
Pool # P20570, 7.00%, 7/1/2029	8	9
Pool # G20027, 10.00%, 10/1/2030	125	132
Pool # B90491, 7.50%, 1/1/2032	759	850
Pool # U80192, 3.50%, 2/1/2033	1,367	1,416
Pool # L10151, 6.00%, 2/1/2033	93	99
Pool # U80342, 3.50%, 5/1/2033	1,813	1,876
Pool # U80345, 3.50%, 5/1/2033	6,399	6,624
Pool # L10221, 6.00%, 1/1/2034	56	58
Pool # P50523, 6.50%, 12/1/2035	155	167

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2019 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Pool # H05030, 6.00%, 11/1/2036	78	85
Pool # L10291, 6.50%, 11/1/2036	1,740	1,963
Pool # P51353, 6.50%, 11/1/2036	947	1,055
Pool # P50595, 6.50%, 12/1/2036	2,045	2,324
Pool # P51361, 6.50%, 12/1/2036	876	1,008
Pool # G20028, 7.50%, 12/1/2036	2,416	2,690
Pool # P50531, 6.50%, 1/1/2037	149	164
Pool # P51251, 6.50%, 1/1/2037	54	55
Pool # P50536, 6.50%, 2/1/2037	74	78
Pool # P50556, 6.50%, 6/1/2037	72	76
Pool # U90690, 3.50%, 6/1/2042	23,498	24,671
Pool # U90975, 4.00%, 6/1/2042	18,293	19,432
Pool # T65101, 4.00%, 10/1/2042	882	914
Pool # U90402, 3.50%, 11/1/2042	827	868
Pool # U90673, 4.00%, 1/1/2043	2,361	2,511
Pool # U91192, 4.00%, 4/1/2043	4,481	4,761
Pool # U91488, 3.50%, 5/1/2043	2,484	2,608
Pool # U99051, 3.50%, 6/1/2043	8,313	8,721
Pool # U99134, 4.00%, 1/1/2046	61,855	65,896
Pool # U69030, 4.50%, 1/1/2046	25,440	27,521
FHLMC UMBS, 30 Year
Pool # QA0149, 4.00%, 6/1/2049	14,281	14,900
Pool # QA2578, 3.50%, 9/1/2049	4,473	4,604
FNMA
Pool # 470623, ARM, 2.59%, 3/1/2022 (i)	7,595	7,610
Pool # 54844, ARM, 2.82%, 9/1/2027 (i)	28	28
Pool # 303532, ARM, 4.07%, 3/1/2029 (i)	20	20
Pool # 555732, ARM, 4.31%, 8/1/2033 (i)	242	252
Pool # 658481, ARM, 3.76%, 9/1/2033 (i)	308	317
Pool # 746299, ARM, 4.06%, 9/1/2033 (i)	94	99
Pool # 743546, ARM, 3.49%, 11/1/2033 (i)	268	280
Pool # 766610, ARM, 4.26%, 1/1/2034 (i)	86	90
Pool # 777132, ARM, 4.80%, 6/1/2034 (i)	291	308
Pool # 782306, ARM, 3.87%, 7/1/2034 (i)	20	20
Pool # 800422, ARM, 3.66%, 8/1/2034 (i)	253	258
Pool # 790235, ARM, 3.75%, 8/1/2034 (i)	127	133
Pool # 793062, ARM, 4.11%, 8/1/2034 (i)	68	71
Pool # 790964, ARM, 3.84%, 9/1/2034 (i)	13	14
Pool # 794792, ARM, 3.68%, 10/1/2034 (i)	96	99
Pool # 896463, ARM, 4.57%, 10/1/2034 (i)	288	306
Pool # 799912, ARM, 3.61%, 11/1/2034 (i)	53	55
Pool # 781563, ARM, 3.81%, 11/1/2034 (i)	40	41
Pool # 810896, ARM, 3.76%, 1/1/2035 (i)	1,467	1,516
Pool # 809319, ARM, 4.62%, 1/1/2035 (i)	87	90
Pool # 816594, ARM, 3.96%, 2/1/2035 (i)	54	56
Pool # 820602, ARM, 4.05%, 3/1/2035 (i)	137	143
Pool # 745862, ARM, 4.71%, 4/1/2035 (i)	271	281
Pool # 821378, ARM, 4.15%, 5/1/2035 (i)	122	126
Pool # 823660, ARM, 4.52%, 5/1/2035 (i)	51	53
Pool # 888605, ARM, 4.25%, 7/1/2035 (i)	79	82
Pool # 838972, ARM, 4.14%, 8/1/2035 (i)	17	17
Pool # 832801, ARM, 3.73%, 9/1/2035 (i)	180	189
Pool # 851432, ARM, 4.95%, 10/1/2035 (i)	404	427
Pool # 849251, ARM, 4.28%, 1/1/2036 (i)	828	859
Pool # 745445, ARM, 4.53%, 1/1/2036 (i)	254	268
Pool # 920340, ARM, 4.75%, 2/1/2036 (i)	71	74
Pool # 920843, ARM, 4.86%, 3/1/2036 (i)	2,245	2,403
Pool # 868952, ARM, 4.70%, 5/1/2036 (i)	132	140
Pool # 872622, ARM, 4.42%, 6/1/2036 (i)	66	69

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2019 (Unaudited) (continued)

Investments	Principal Amount ($000)		Value ($000)
Pool # 872825, ARM, 4.61%, 6/1/2036 (i)	1,164		1,231
Pool # 884066, ARM, 4.75%, 6/1/2036 (i)	225		238
Pool # 892868, ARM, 4.39%, 7/1/2036 (i)	370		390
Pool # 886558, ARM, 4.11%, 8/1/2036 (i)	487		516
Pool # 745784, ARM, 4.22%, 8/1/2036 (i)	148		150
Pool # 884722, ARM, 4.51%, 8/1/2036 (i)	186		196
Pool # 898179, ARM, 3.59%, 9/1/2036 (i)	1,007		1,036
Pool # 920547, ARM, 3.85%, 9/1/2036 (i)	247		256
Pool # 893580, ARM, 3.88%, 9/1/2036 (i)	329		342
Pool # 886772, ARM, 3.96%, 9/1/2036 (i)	799		838
Pool # 894452, ARM, 4.07%, 9/1/2036 (i)	320		335
Pool # 894239, ARM, 3.97%, 10/1/2036 (i)	252		263
Pool # 900197, ARM, 4.27%, 10/1/2036 (i)	559		595
Pool # 900191, ARM, 4.33%, 10/1/2036 (i)	569		604
Pool # 902818, ARM, 3.75%, 11/1/2036 (i)	60		62
Pool # 897470, ARM, 4.23%, 11/1/2036 (i)	137		146
Pool # 902955, ARM, 3.89%, 12/1/2036 (i)	613		643
Pool # 905189, ARM, 3.94%, 12/1/2036 (i)	194		204
Pool # 920954, ARM, 3.81%, 1/1/2037 (i)	428		441
Pool # 888184, ARM, 4.80%, 1/1/2037 (i)	280		296
Pool # 913984, ARM, 3.91%, 2/1/2037 (i)	415		429
Pool # 915645, ARM, 4.51%, 2/1/2037 (i)	388		409
Pool # 888307, ARM, 4.64%, 4/1/2037 (i)	471		495
Pool # 948208, ARM, 3.80%, 7/1/2037 (i)	507		521
Pool # 944096, ARM, 4.09%, 7/1/2037 (i)	70		73
Pool # 995919, ARM, 4.11%, 7/1/2037 (i)	1,168		1,226
Pool # 938346, ARM, 4.56%, 7/1/2037 (i)	298		316
Pool # 945032, ARM, 4.99%, 8/1/2037 (i)	510		545
Pool # 946362, ARM, 3.71%, 9/1/2037 (i)	215		225
Pool # 946450, ARM, 3.74%, 9/1/2037 (i)	32		32
Pool # 946260, ARM, 4.14%, 9/1/2037 (i)	251		261
Pool # 952835, ARM, 4.54%, 9/1/2037 (i)	130		138
Pool # AD0085, ARM, 3.75%, 11/1/2037 (i)	971		1,010
Pool # 995108, ARM, 4.21%, 11/1/2037 (i)	531		561
Pool # AD0179, ARM, 4.16%, 12/1/2037 (i)	712		754
Pool # 966946, ARM, 4.91%, 1/1/2038 (i)	156		160
FNMA UMBS, 15 Year
Pool # 735290, 4.50%, 12/1/2019	—	(j)	—	(j)
Pool # 735386, 5.50%, 1/1/2020	—	(j)	—	(j)
Pool # 888557, 5.50%, 3/1/2020	—	(j)	—	(j)
Pool # 811739, 6.00%, 3/1/2020	—	(j)	—	(j)
Pool # 889265, 5.50%, 6/1/2020	—	(j)	—	(j)
Pool # 889687, 5.50%, 6/1/2020	3		3
Pool # 889805, 5.50%, 7/1/2020	—	(j)	—	(j)
Pool # 735911, 6.50%, 8/1/2020	1		1
Pool # 745406, 6.00%, 3/1/2021	33		34
Pool # 745502, 6.00%, 4/1/2021	12		12
Pool # 995886, 6.00%, 4/1/2021	13		13
Pool # 938569, 6.00%, 7/1/2021	2		2
Pool # AD0142, 6.00%, 8/1/2021	75		77
Pool # 890129, 6.00%, 12/1/2021	34		34
Pool # 888834, 6.50%, 4/1/2022	48		49
Pool # 889634, 6.00%, 2/1/2023	681		703
Pool # AD0364, 5.00%, 5/1/2023	53		55
Pool # 995381, 6.00%, 1/1/2024	623		647
Pool # 995425, 6.00%, 1/1/2024	214		223
Pool # 995456, 6.50%, 2/1/2024	311		327
Pool # AE0081, 6.00%, 7/1/2024	154		161
Pool # AD0133, 5.00%, 8/1/2024	239		248

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2019 (Unaudited) (continued)

Investments	Principal Amount ($000)		Value ($000)
FNMA UMBS, 20 Year
Pool # 254305, 6.50%, 5/1/2022	15		17
Pool # 555791, 6.50%, 12/1/2022	54		59
Pool # 889889, 6.50%, 7/1/2024	124		139
Pool # 888656, 6.50%, 4/1/2025	16		18
Pool # AE0096, 5.50%, 7/1/2025	337		363
Pool # 256311, 6.00%, 7/1/2026	225		247
Pool # 256352, 6.50%, 8/1/2026	418		466
Pool # 256803, 6.00%, 7/1/2027	315		348
Pool # 256962, 6.00%, 11/1/2027	142		157
Pool # 257007, 6.00%, 12/1/2027	435		479
Pool # 257048, 6.00%, 1/1/2028	758		836
Pool # 890222, 6.00%, 10/1/2028	552		609
Pool # AE0049, 6.00%, 9/1/2029	379		418
Pool # AO7761, 3.50%, 7/1/2032	1,110		1,158
Pool # MA1138, 3.50%, 8/1/2032	6,926		7,228
Pool # AL6238, 4.00%, 1/1/2035	16,187		17,321
FNMA UMBS, 30 Year
Pool # 70825, 8.00%, 3/1/2021	—	(j)	—	(j)
Pool # 189190, 7.50%, 11/1/2022	5		5
Pool # 50966, 7.00%, 1/1/2024	2		2
Pool # 250066, 8.00%, 5/1/2024	2		2
Pool # 250103, 8.50%, 7/1/2024	7		7
Pool # 303031, 7.50%, 10/1/2024	3		3
Pool # 308499, 8.50%, 5/1/2025	—	(j)	1
Pool # 399269, 7.00%, 4/1/2026	38		39
Pool # 689977, 8.00%, 3/1/2027	50		55
Pool # 695533, 8.00%, 6/1/2027	41		45
Pool # 313687, 7.00%, 9/1/2027	5		6
Pool # 756024, 8.00%, 9/1/2028	82		92
Pool # 755973, 8.00%, 11/1/2028	178		203
Pool # 455759, 6.00%, 12/1/2028	21		23
Pool # 252211, 6.00%, 1/1/2029	28		31
Pool # 459097, 7.00%, 1/1/2029	28		30
Pool # 889020, 6.50%, 11/1/2029	3,772		4,199
Pool # 598559, 6.50%, 8/1/2031	86		100
Pool # 679886, 6.50%, 2/1/2032	476		530
Pool # 649734, 7.00%, 6/1/2032	43		45
Pool # 682078, 5.50%, 11/1/2032	459		514
Pool # 675555, 6.00%, 12/1/2032	204		229
Pool # AL0045, 6.00%, 12/1/2032	1,210		1,389
Pool # 683351, 5.50%, 2/1/2033	15		16
Pool # 357363, 5.50%, 3/1/2033	623		695
Pool # 674349, 6.00%, 3/1/2033	62		69
Pool # 688625, 6.00%, 3/1/2033	29		32
Pool # 688655, 6.00%, 3/1/2033	33		37
Pool # 695584, 6.00%, 3/1/2033	9		10
Pool # 254693, 5.50%, 4/1/2033	425		475
Pool # 702901, 6.00%, 5/1/2033	162		186
Pool # 720576, 5.00%, 6/1/2033	120		132
Pool # 995656, 7.00%, 6/1/2033	707		818
Pool # 723852, 5.00%, 7/1/2033	144		159
Pool # 729296, 5.00%, 7/1/2033	127		141
Pool # 720155, 5.50%, 7/1/2033	101		113
Pool # 729379, 6.00%, 8/1/2033	38		42
Pool # AA0917, 5.50%, 9/1/2033	1,598		1,750
Pool # 737825, 6.00%, 9/1/2033	77		86
Pool # 750977, 4.50%, 11/1/2033	119		127

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2019 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Pool # 725027, 5.00%, 11/1/2033	347	383
Pool # 755109, 5.50%, 11/1/2033	30	34
Pool # 753174, 4.00%, 12/1/2033	419	437
Pool # 725017, 5.50%, 12/1/2033	678	764
Pool # 759424, 5.50%, 1/1/2034	64	72
Pool # 751341, 5.50%, 3/1/2034	61	66
Pool # 770405, 5.00%, 4/1/2034	838	931
Pool # 776708, 5.00%, 5/1/2034	283	313
Pool # AC1317, 4.50%, 9/1/2034	232	246
Pool # 888568, 5.00%, 12/1/2034	224	247
Pool # 810663, 5.00%, 1/1/2035	176	190
Pool # 995003, 7.50%, 1/1/2035	323	375
Pool # 995156, 7.50%, 3/1/2035	358	422
Pool # 735503, 6.00%, 4/1/2035	742	852
Pool # 827776, 5.00%, 7/1/2035	135	149
Pool # 820347, 5.00%, 9/1/2035	489	544
Pool # 745148, 5.00%, 1/1/2036	392	433
Pool # 888417, 6.50%, 1/1/2036	2,277	2,548
Pool # 745275, 5.00%, 2/1/2036	312	345
Pool # 833629, 7.00%, 3/1/2036	18	20
Pool # 745418, 5.50%, 4/1/2036	557	627
Pool # 888016, 5.50%, 5/1/2036	751	843
Pool # 888209, 5.50%, 5/1/2036	470	530
Pool # 870770, 6.50%, 7/1/2036	37	42
Pool # 976871, 6.50%, 8/1/2036	1,389	1,555
Pool # AA0922, 6.00%, 9/1/2036	2,735	3,140
Pool # 745948, 6.50%, 10/1/2036	302	338
Pool # AA1019, 6.00%, 11/1/2036	473	543
Pool # 888476, 7.50%, 5/1/2037	268	328
Pool # 928584, 6.50%, 8/1/2037	228	257
Pool # 945870, 6.50%, 8/1/2037	254	284
Pool # 986648, 6.00%, 9/1/2037	655	751
Pool # 928670, 7.00%, 9/1/2037	387	447
Pool # 888890, 6.50%, 10/1/2037	539	609
Pool # 888707, 7.50%, 10/1/2037	1,299	1,546
Pool # 888892, 7.50%, 11/1/2037	427	500
Pool # AL0662, 5.50%, 1/1/2038	1,090	1,228
Pool # 995505, 8.00%, 1/1/2038	36	42
Pool # 929331, 6.00%, 4/1/2038	224	248
Pool # 909236, 7.00%, 9/1/2038	456	563
Pool # 890268, 6.50%, 10/1/2038	673	761
Pool # 995149, 6.50%, 10/1/2038	2,621	2,967
Pool # 934591, 7.00%, 10/1/2038	752	924
Pool # AB2869, 6.00%, 11/1/2038	490	563
Pool # 991908, 7.00%, 11/1/2038	430	483
Pool # 995504, 7.50%, 11/1/2038	359	431
Pool # 257510, 7.00%, 12/1/2038	1,344	1,616
Pool # AD0753, 7.00%, 1/1/2039	2,245	2,690
Pool # AD0780, 7.50%, 4/1/2039	1,348	1,707
Pool # AC2948, 5.00%, 9/1/2039	1,015	1,121
Pool # AC3740, 5.50%, 9/1/2039	818	910
Pool # AC7296, 5.50%, 12/1/2039	711	789
Pool # AD7790, 5.00%, 8/1/2040	5,530	6,110
Pool # AD9151, 5.00%, 8/1/2040	2,628	2,909
Pool # AL2059, 4.00%, 6/1/2042	12,443	13,506
Pool # AB9017, 3.00%, 4/1/2043	17,590	18,101
Pool # AT5891, 3.00%, 6/1/2043	20,658	21,348
Pool # AB9860, 3.00%, 7/1/2043	16,513	16,986

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2019 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Pool # AL7527, 4.50%, 9/1/2043	10,317	11,182
Pool # AL7496, 3.50%, 5/1/2044	29,446	31,460
Pool # AX9319, 3.50%, 12/1/2044	18,550	19,352
Pool # AL7380, 3.50%, 2/1/2045	17,515	18,713
Pool # AS6479, 3.50%, 1/1/2046	43,712	46,704
Pool # BM3500, 4.00%, 9/1/2047	75,701	80,522
Pool # BE8344, 4.00%, 11/1/2047	8,788	9,197
Pool # BJ7248, 4.00%, 12/1/2047	8,141	8,684
Pool # BE8349, 4.00%, 1/1/2048	8,714	9,115
Pool # BJ5756, 4.00%, 1/1/2048	14,370	15,031
Pool # BJ7310, 4.00%, 1/1/2048	14,330	15,246
Pool # BJ8237, 4.00%, 1/1/2048	9,570	10,145
Pool # BJ8264, 4.00%, 1/1/2048	6,229	6,628
Pool # BM3375, 4.00%, 1/1/2048	15,701	16,750
Pool # BK1007, 4.00%, 2/1/2048	2,927	3,114
Pool # BK1134, 4.00%, 2/1/2048	16,154	16,877
Pool # BM3665, 4.00%, 3/1/2048	63,296	67,525
Pool # BE8366, 4.50%, 7/1/2048	15,419	16,480
Pool # BK7982, 5.00%, 7/1/2048	27,328	29,713
Pool # BN4733, 5.50%, 3/1/2049	2,001	2,208
Pool # BK8745, 4.50%, 4/1/2049	13,061	13,840
Pool # BK8753, 4.50%, 6/1/2049	21,047	22,531
Pool # CA3713, 5.00%, 6/1/2049	16,512	17,716
Pool # BO2305, 4.00%, 7/1/2049	28,185	29,359
Pool # BO5607, 3.50%, 9/1/2049	12,946	13,327
Pool # BO1405, 4.00%, 9/1/2049	22,902	23,981
FNMA, 30 Year
Pool # 535183, 8.00%, 6/1/2028	25	28
Pool # 252409, 6.50%, 3/1/2029	113	126
Pool # 653815, 7.00%, 2/1/2033	12	13
Pool # 752786, 6.00%, 9/1/2033	121	133
Pool # CA3029, 4.00%, 1/1/2049	8,853	9,459
FNMA, Other
Pool # AD0660, 4.48%, 12/1/2019	869	868
Pool # AD0851, 4.37%, 2/1/2020	88	88
Pool # AE0134, 4.40%, 2/1/2020	4,833	4,842
Pool # AE0136, 4.38%, 4/1/2020	7,672	7,715
Pool # AM3498, 2.01%, 6/1/2020	80,712	80,549
Pool # 465659, 3.74%, 7/1/2020	4,514	4,519
Pool # 465491, 4.07%, 7/1/2020	25,229	25,390
Pool # 465973, 3.59%, 10/1/2020	7,968	8,004
Pool # AM1547, 2.00%, 12/1/2020	13,452	13,458
Pool # FN0022, 3.54%, 12/1/2020	1,454	1,474
Pool # 466854, 3.70%, 12/1/2020	2,991	3,019
Pool # AL4762, 3.56%, 1/1/2021	1,588	1,610
Pool # 466836, 3.87%, 1/1/2021	9,621	9,736
Pool # FN0003, 4.28%, 1/1/2021	3,757	3,853
Pool # 467264, 4.33%, 2/1/2021	4,033	4,102
Pool # 467755, 4.25%, 4/1/2021	8,968	9,164
Pool # 467944, 4.25%, 4/1/2021	6,816	6,959
Pool # 467757, 4.33%, 4/1/2021	5,846	5,971
Pool # 468243, 3.97%, 6/1/2021	5,132	5,244
Pool # 468237, 4.02%, 6/1/2021	6,009	6,146
Pool # 468381, 4.10%, 6/1/2021	5,492	5,619
Pool # 468242, 4.19%, 6/1/2021	4,436	4,544
Pool # AL0569, 4.26%, 6/1/2021	4,782	4,937
Pool # 468066, 4.30%, 6/1/2021	4,513	4,656
Pool # 468102, 4.34%, 6/1/2021	16,142	16,566

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2019 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Pool # 468614, 3.86%, 7/1/2021	7,696	7,870
Pool # 468667, 3.94%, 7/1/2021	8,968	9,207
Pool # 468651, 3.99%, 7/1/2021	1,341	1,373
Pool # 468564, 4.06%, 7/1/2021	8,222	8,427
Pool # 468159, 4.26%, 7/1/2021	18,623	19,131
Pool # AL0602, 4.31%, 7/1/2021	4,859	5,022
Pool # 468699, 4.05%, 8/1/2021	1,367	1,403
Pool # 468542, 4.50%, 8/1/2021	24,662	25,463
Pool # AM6602, 2.63%, 9/1/2021	8,210	8,274
Pool # 468994, 3.85%, 9/1/2021	6,945	7,125
Pool # 468936, 3.92%, 9/1/2021	5,307	5,448
Pool # AL0905, 3.95%, 9/1/2021	5,328	5,516
Pool # 469254, 3.40%, 10/1/2021	2,799	2,858
Pool # AM7314, 2.63%, 11/1/2021	8,000	8,065
Pool # 469552, 3.43%, 11/1/2021	8,032	8,219
Pool # 469873, 3.03%, 12/1/2021	7,593	7,723
Pool # 469545, 3.31%, 12/1/2021	3,105	3,176
Pool # 470269, 2.97%, 1/1/2022	6,094	6,208
Pool # 470324, 3.03%, 1/1/2022	6,753	6,883
Pool # 470280, 3.09%, 1/1/2022	10,667	10,886
Pool # 470181, 3.20%, 1/1/2022	6,841	6,996
Pool # 470359, 3.06%, 2/1/2022	7,497	7,662
Pool # 470202, 3.14%, 2/1/2022	3,829	3,916
Pool # 470622, 2.75%, 3/1/2022	1,396	1,424
Pool # 470826, 2.97%, 3/1/2022	5,381	5,497
Pool # 470555, 3.08%, 3/1/2022	3,347	3,424
Pool # 470539, 3.14%, 3/1/2022	2,385	2,443
Pool # 470779, 3.21%, 3/1/2022	2,690	2,760
Pool # 471033, 3.08%, 4/1/2022	8,242	8,443
Pool # 471177, 2.94%, 5/1/2022	8,481	8,689
Pool # 471151, 3.02%, 5/1/2022	5,390	5,532
Pool # 471599, 2.60%, 6/1/2022	6,772	6,888
Pool # 471747, 2.76%, 6/1/2022	13,841	14,112
Pool # 471839, 2.67%, 7/1/2022	9,537	9,723
Pool # 471881, 2.67%, 7/1/2022	5,426	5,537
Pool # AM0177, 2.82%, 7/1/2022	8,726	8,929
Pool # 471284, 2.98%, 7/1/2022	18,904	19,426
Pool # 471828, 2.65%, 8/1/2022	8,968	9,154
Pool # AM1025, 2.39%, 10/1/2022	5,222	5,275
Pool # AM0664, 2.64%, 10/1/2022	5,487	5,580
Pool # AM1196, 2.37%, 11/1/2022	3,866	3,905
Pool # AM0585, 2.38%, 11/1/2022	7,034	7,106
Pool # AM1437, 2.41%, 11/1/2022	1,269	1,283
Pool # AM1392, 2.44%, 11/1/2022	6,665	6,744
Pool # AM0806, 2.45%, 11/1/2022	12,174	12,351
Pool # AM1385, 2.55%, 11/1/2022	10,199	10,352
Pool # AM1386, 2.55%, 11/1/2022	3,261	3,310
Pool # AM1779, 2.28%, 12/1/2022	8,356	8,421
Pool # AM1476, 2.32%, 12/1/2022	3,065	3,093
Pool # AM1619, 2.34%, 12/1/2022	19,292	19,447
Pool # AM1505, 2.39%, 12/1/2022	8,596	8,689
Pool # AM0811, 2.42%, 12/1/2022	9,548	9,661
Pool # AM2111, 2.34%, 1/1/2023	11,140	11,250
Pool # AM2072, 2.37%, 1/1/2023	8,898	8,984
Pool # AM2123, 2.40%, 1/1/2023	12,007	12,145
Pool # AM2252, 2.44%, 1/1/2023	8,045	8,148
Pool # AM2223, 2.45%, 1/1/2023	5,981	6,059
Pool # AM2333, 2.45%, 2/1/2023	11,210	11,368

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2019 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Pool # AM2695, 2.49%, 3/1/2023	6,552	6,651
Pool # AM2747, 2.50%, 4/1/2023	12,555	12,762
Pool # AM3069, 2.64%, 4/1/2023	2,908	2,967
Pool # AL3594, 2.71%, 4/1/2023	4,943	5,048
Pool # AM3244, 2.52%, 5/1/2023	28,698	29,202
Pool # AM3577, 2.42%, 6/1/2023	7,311	7,412
Pool # AM3589, 2.77%, 6/1/2023	7,885	8,090
Pool # AL3876, 2.79%, 6/1/2023	14,582	14,940
Pool # AM3646, 2.64%, 7/1/2023	3,587	3,665
Pool # AM4011, 3.67%, 7/1/2023	42,150	44,584
Pool # AM3990, 3.74%, 7/1/2023	4,705	4,980
Pool # AM4170, 3.51%, 8/1/2023	9,000	9,481
Pool # AM4066, 3.59%, 8/1/2023	9,865	10,420
Pool # AM4716, 3.38%, 12/1/2023	2,956	3,108
Pool # AM4720, 3.45%, 1/1/2024	23,906	25,223
Pool # AM7024, 2.90%, 12/1/2024	8,200	8,541
Pool # AM7231, 2.92%, 12/1/2024	4,000	4,168
Pool # AM7290, 2.97%, 12/1/2024	24,220	25,294
Pool # AM7124, 3.11%, 12/1/2024	25,303	26,593
Pool # AM7682, 2.84%, 1/1/2025	34,780	36,127
Pool # AM7654, 2.86%, 1/1/2025	6,568	6,817
Pool # AM7795, 2.92%, 1/1/2025	33,000	34,406
Pool # AM7698, 2.96%, 1/1/2025	9,350	9,773
Pool # AM7664, 2.99%, 1/1/2025	10,479	10,946
Pool # AM7372, 3.05%, 1/1/2025	1,740	1,826
Pool # 470300, 3.64%, 1/1/2025	4,692	5,034
Pool # AM8251, 2.70%, 4/1/2025	9,707	10,022
Pool # AM8846, 2.68%, 5/1/2025	6,168	6,361
Pool # AM9149, 2.63%, 6/1/2025	6,200	6,367
Pool # AM9548, 3.17%, 8/1/2025	6,800	7,188
Pool # AN0029, 3.10%, 9/1/2025	9,829	10,338
Pool # AM4660, 3.77%, 12/1/2025	27,013	29,226
Pool # AN0767, 3.18%, 1/1/2026	8,456	8,941
Pool # AN1292, 2.84%, 4/1/2026	9,117	9,464
Pool # AN1590, 2.40%, 5/1/2026	9,498	9,626
Pool # AN1413, 2.49%, 5/1/2026	21,788	22,194
Pool # AN1497, 2.61%, 6/1/2026	11,034	11,327
Pool # AN1243, 2.64%, 6/1/2026	7,998	8,225
Pool # AN1247, 2.64%, 6/1/2026	9,848	10,128
Pool # 468645, 4.54%, 7/1/2026	2,258	2,531
Pool # AN2367, 2.46%, 8/1/2026	6,363	6,475
Pool # AM6381, 3.29%, 8/1/2026	33,000	35,260
Pool # AM6392, 3.29%, 8/1/2026	11,453	12,228
Pool # 468574, 4.55%, 8/1/2026	7,715	8,623
Pool # 468573, 4.76%, 8/1/2026	8,589	9,720
Pool # 468927, 4.77%, 8/1/2026	5,466	6,187
Pool # AM6448, 3.25%, 9/1/2026	9,802	10,441
Pool # AN3076, 2.46%, 10/1/2026	25,000	25,411
Pool # AM7062, 3.44%, 10/1/2026	8,259	8,879
Pool # AM7117, 3.14%, 12/1/2026	19,740	20,883
Pool # AM7262, 3.19%, 12/1/2026	16,742	17,805
Pool # AM7011, 3.22%, 12/1/2026	2,857	3,041
Pool # AM7485, 3.24%, 12/1/2026	20,000	21,279
Pool # AM7390, 3.26%, 12/1/2026	7,605	8,111
Pool # AM7265, 3.30%, 12/1/2026	5,347	5,719
Pool # FN0029, 4.66%, 12/1/2026	9,346	10,404
Pool # AM8008, 2.94%, 2/1/2027	12,307	12,882
Pool # AM7515, 3.34%, 2/1/2027	16,000	17,137

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2019 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Pool # AM8280, 2.91%, 3/1/2027	5,933	6,204
Pool # AM8529, 3.03%, 4/1/2027	16,000	16,876
Pool # AM8432, 2.79%, 5/1/2027	8,000	8,312
Pool # AM8745, 2.81%, 5/1/2027	9,734	10,117
Pool # AM8596, 2.83%, 5/1/2027	10,575	11,022
Pool # AM8597, 2.83%, 5/1/2027	10,725	11,179
Pool # AM8598, 2.83%, 5/1/2027	11,437	11,921
Pool # AM8784, 2.89%, 5/1/2027	8,149	8,510
Pool # AM8558, 2.68%, 6/1/2027	7,925	8,166
Pool # AM8803, 2.78%, 6/1/2027	4,099	4,252
Pool # AM8765, 2.83%, 6/1/2027	7,237	7,547
Pool # AM9087, 3.00%, 6/1/2027	16,500	17,370
Pool # AM9170, 3.00%, 6/1/2027	4,620	4,855
Pool # AM9345, 3.25%, 7/1/2027	7,715	8,207
Pool # AN6532, 2.92%, 9/1/2027	4,991	5,234
Pool # AM9723, 3.33%, 9/1/2027	9,667	10,357
Pool # AN7048, 2.90%, 10/1/2027	6,718	7,020
Pool # AM1469, 2.96%, 11/1/2027	3,904	4,104
Pool # AN7669, 2.83%, 12/1/2027	20,254	21,115
Pool # AN8114, 3.00%, 1/1/2028	8,058	8,484
Pool # AN8048, 3.08%, 1/1/2028	40,000	42,341
Pool # AN7943, 3.10%, 1/1/2028	15,000	15,938
Pool # AN1600, 2.59%, 6/1/2028	7,550	7,741
Pool # AN9686, 3.52%, 6/1/2028	40,550	44,132
Pool # AN9486, 3.57%, 6/1/2028	26,476	28,918
Pool # AN2005, 2.73%, 7/1/2028	10,000	10,371
Pool # 387859, 3.53%, 8/1/2028	21,722	23,652
Pool # 387866, 3.53%, 8/1/2028	15,068	16,397
Pool # 387806, 3.55%, 8/1/2028	15,289	16,681
Pool # 387840, 3.65%, 8/1/2028	5,769	6,330
Pool # 387761, 3.78%, 8/1/2028	23,100	25,523
Pool # 109782, 3.55%, 9/1/2028	42,800	46,669
Pool # BL0919, 3.82%, 9/1/2028	19,579	21,708
Pool # BL0112, 3.66%, 10/1/2028	26,238	28,800
Pool # BL1040, 3.81%, 12/1/2028	42,090	46,884
Pool # BL0907, 3.88%, 12/1/2028	11,997	13,399
Pool # BL1435, 3.53%, 1/1/2029	23,495	25,651
Pool # AN4744, 3.30%, 3/1/2029	8,000	8,628
Pool # AN6106, 3.10%, 7/1/2029	5,700	6,094
Pool # AN6173, 3.12%, 7/1/2029	3,651	3,909
Pool # BL4317, 2.27%, 9/1/2029	4,897	4,907
Pool # AN6846, 2.93%, 10/1/2029	13,300	14,035
Pool # AM7018, 3.63%, 10/1/2029	2,773	3,048
Pool # BL4948, 2.49%, 11/1/2029	33,900	34,462
Pool # BL4333, 2.52%, 11/1/2029	38,425	39,210
Pool # AM8123, 2.92%, 2/1/2030	8,106	8,499
Pool # AM7785, 3.17%, 2/1/2030	6,211	6,644
Pool # AM7516, 3.55%, 2/1/2030	13,000	14,282
Pool # AM8692, 3.03%, 4/1/2030	25,000	26,404
Pool # AM8544, 3.08%, 4/1/2030	15,429	16,394
Pool # AM8408, 3.13%, 4/1/2030	38,000	40,397
Pool # AM8321, 3.22%, 4/1/2030	10,460	11,219
Pool # AM8889, 2.92%, 5/1/2030	11,320	11,842
Pool # AM8151, 2.94%, 5/1/2030	12,000	12,570
Pool # AM8802, 3.10%, 5/1/2030	5,092	5,419
Pool # AM8807, 3.10%, 5/1/2030	15,194	16,166
Pool # AN9154, 3.64%, 5/1/2030	4,243	4,676
Pool # AM8666, 2.96%, 6/1/2030	9,467	9,952

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2019 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Pool # AM9020, 2.97%, 6/1/2030	7,924	8,356
Pool # AM9012, 3.13%, 6/1/2030	9,234	9,826
Pool # AM9154, 3.18%, 6/1/2030	9,231	9,874
Pool # AM9296, 3.15%, 7/1/2030	8,992	9,601
Pool # AM9320, 3.30%, 7/1/2030	10,054	10,881
Pool # AN9594, 3.68%, 7/1/2030	25,000	27,725
Pool # AN9876, 3.80%, 7/1/2030	18,562	20,762
Pool # AN9988, 3.85%, 7/1/2030	9,643	10,846
Pool # AN9938, 3.70%, 8/1/2030	8,233	9,143
Pool # 387883, 3.78%, 8/1/2030	35,146	39,326
Pool # AM9219, 3.35%, 9/1/2030	11,139	12,085
Pool # AM9676, 3.37%, 9/1/2030	7,473	8,124
Pool # BL0979, 4.05%, 12/1/2030	4,125	4,699
Pool # BL0853, 3.97%, 1/1/2031	16,700	18,816
Pool # AN1035, 3.21%, 3/1/2031	13,764	14,761
Pool # AH9683, 5.00%, 4/1/2031	1,002	1,076
Pool # AN1829, 2.90%, 6/1/2031	7,717	8,096
Pool # AN1372, 2.67%, 7/1/2031	15,891	16,267
Pool # AN1364, 2.81%, 8/1/2031	4,642	4,838
Pool # BL4310, 2.35%, 10/1/2031	11,325	11,250
Pool # AN2625, 2.50%, 10/1/2031	9,987	10,059
Pool # AN5065, 3.34%, 4/1/2032	26,680	28,929
Pool # AN6155, 3.06%, 8/1/2032	15,000	15,709
Pool # AQ7084, 3.50%, 12/1/2032	2,449	2,533
Pool # 650236, 5.00%, 12/1/2032	5	5
Pool # AR7484, 3.50%, 2/1/2033	4,701	4,863
Pool # AT7117, 3.50%, 6/1/2033	1,848	1,912
Pool # AN9695, 3.67%, 7/1/2033	32,550	36,337
Pool # AN9950, 3.89%, 7/1/2033	9,751	10,616
Pool # 810997, 5.50%, 10/1/2034	269	284
Pool # AM7111, 3.57%, 11/1/2034	17,631	19,313
Pool # AM7122, 3.61%, 11/1/2034	8,694	9,635
Pool # AM8474, 3.45%, 4/1/2035	4,913	5,367
Pool # AM8475, 3.45%, 4/1/2035	1,993	2,177
Pool # AM9188, 3.12%, 6/1/2035	23,000	24,050
Pool # AM9532, 3.63%, 10/1/2035	3,687	4,088
Pool # AN0375, 3.76%, 12/1/2035	3,680	4,111
Pool # 256051, 5.50%, 12/1/2035	214	233
Pool # 256128, 6.00%, 2/1/2036	40	44
Pool # 880219, 7.00%, 2/1/2036	371	432
Pool # 868763, 6.50%, 4/1/2036	9	9
Pool # 907742, 7.00%, 12/1/2036	66	73
Pool # 920934, 6.50%, 1/1/2037	819	947
Pool # 888408, 6.00%, 3/1/2037	711	793
Pool # 888373, 7.00%, 3/1/2037	62	67
Pool # 888412, 7.00%, 4/1/2037	83	93
Pool # 995783, 8.00%, 11/1/2037	82	88
Pool # 257209, 5.50%, 5/1/2038	144	155
Pool # MA0127, 5.50%, 6/1/2039	157	166
Pool # AL2606, 4.00%, 3/1/2042	1,229	1,271
Pool # AO7225, 4.00%, 7/1/2042	4,084	4,339
Pool # AO9352, 4.00%, 7/1/2042	3,906	4,150
Pool # AO9353, 4.00%, 7/1/2042	3,491	3,709
Pool # MA1125, 4.00%, 7/1/2042	4,356	4,626
Pool # MA1178, 4.00%, 9/1/2042	21,987	23,344
Pool # MA1213, 3.50%, 10/1/2042	8,922	9,359
Pool # MA1251, 3.50%, 11/1/2042	23,524	24,679
Pool # MA1253, 4.00%, 11/1/2042	17,706	18,806

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2019 (Unaudited) (continued)

Investments	Principal Amount ($000)		Value ($000)
Pool # AR1397, 3.00%, 1/1/2043	13,005		13,383
Pool # MA1328, 3.50%, 1/1/2043	2,965		3,111
Pool # AQ9999, 3.00%, 2/1/2043	7,274		7,486
Pool # MA1373, 3.50%, 3/1/2043	4,715		4,947
Pool # MA1404, 3.50%, 4/1/2043	14,275		14,976
Pool # AB9096, 4.00%, 4/1/2043	2,367		2,513
Pool # AB9196, 3.50%, 5/1/2043	5,962		6,255
Pool # AT4051, 3.50%, 5/1/2043	1,456		1,528
Pool # MA1437, 3.50%, 5/1/2043	16,752		17,575
Pool # AT5914, 3.50%, 6/1/2043	8,861		9,294
Pool # MA1463, 3.50%, 6/1/2043	19,733		20,703
Pool # AB9704, 4.00%, 6/1/2043	4,908		5,215
Pool # MA1711, 4.50%, 12/1/2043	22,240		23,952
Pool # AL6167, 3.50%, 1/1/2044	10,670		11,194
Pool # MA1759, 4.00%, 1/1/2044	7,686		8,159
Pool # MA1760, 4.50%, 1/1/2044	7,269		7,830
Pool # AV9286, 4.00%, 2/1/2044	4,568		4,854
Pool # MA1800, 4.00%, 2/1/2044	3,946		4,193
Pool # MA1828, 4.50%, 3/1/2044	17,311		18,637
Pool # MA2429, 4.00%, 10/1/2045	4,638		4,937
Pool # MA2565, 4.00%, 3/1/2046	6,494		6,914
Pool # AD0523, 6.00%, 11/1/2048	296		317
GNMA I, 30 Year
Pool # 313110, 7.50%, 11/15/2022	—	(j)	—	(j)
Pool # 345288, 7.50%, 3/15/2023	1		1
Pool # 352108, 7.00%, 8/15/2023	2		2
Pool # 363030, 7.00%, 9/15/2023	65		68
Pool # 352022, 7.00%, 11/15/2023	4		4
Pool # 366706, 6.50%, 1/15/2024	22		24
Pool # 371281, 7.00%, 2/15/2024	19		19
Pool # 782507, 9.50%, 10/15/2024	28		29
Pool # 780029, 9.00%, 11/15/2024	1		1
Pool # 780965, 9.50%, 12/15/2025	5		5
Pool # 442119, 7.50%, 11/15/2026	7		8
Pool # 411829, 7.50%, 7/15/2027	7		7
Pool # 554108, 6.50%, 3/15/2028	60		66
Pool # 481872, 7.50%, 7/15/2028	5		6
Pool # 468149, 8.00%, 8/15/2028	10		10
Pool # 468236, 6.50%, 9/15/2028	127		140
Pool # 486537, 7.50%, 9/15/2028	23		25
Pool # 486631, 6.50%, 10/15/2028	8		8
Pool # 466406, 6.00%, 11/15/2028	79		87
Pool # 781328, 7.00%, 9/15/2031	636		742
Pool # 569568, 6.50%, 1/15/2032	499		567
Pool # 591882, 6.50%, 7/15/2032	20		22
Pool # 607645, 6.50%, 2/15/2033	86		95
Pool # 607724, 7.00%, 2/15/2033	48		54
Pool # 783123, 5.50%, 4/15/2033	2,234		2,509
Pool # 604209, 6.50%, 4/15/2033	51		57
Pool # 614546, 5.50%, 6/15/2033	26		29
Pool # 781614, 7.00%, 6/15/2033	154		182
Pool # 781689, 5.50%, 12/15/2033	89		100
Pool # 632415, 5.50%, 7/15/2034	59		66
Pool # 574710, 5.50%, 9/15/2034	131		142
Pool # 782615, 7.00%, 6/15/2035	1,642		1,898
Pool # 782025, 6.50%, 12/15/2035	564		645
Pool # 617486, 7.00%, 4/15/2037	275		317
Pool # 782212, 7.50%, 10/15/2037	304		374
Pool # BI6868, 5.00%, 3/15/2049	7,375		8,174
Pool # BM1726, 5.00%, 3/15/2049	10,086		11,176

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2019 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
GNMA II, 30 Year
Pool # 1974, 8.50%, 3/20/2025	2	2
Pool # 1989, 8.50%, 4/20/2025	11	12
Pool # 2006, 8.50%, 5/20/2025	24	26
Pool # 2141, 8.00%, 12/20/2025	4	4
Pool # 2234, 8.00%, 6/20/2026	9	10
Pool # 2270, 8.00%, 8/20/2026	7	8
Pool # 2285, 8.00%, 9/20/2026	9	10
Pool # 2324, 8.00%, 11/20/2026	7	8
Pool # 2499, 8.00%, 10/20/2027	17	19
Pool # 2512, 8.00%, 11/20/2027	17	19
Pool # 2525, 8.00%, 12/20/2027	8	9
Pool # 2549, 7.50%, 2/20/2028	10	12
Pool # 2562, 6.00%, 3/20/2028	47	52
Pool # 2606, 8.00%, 6/20/2028	4	4
Pool # 2633, 8.00%, 8/20/2028	1	1
Pool # 2646, 7.50%, 9/20/2028	33	36
Pool # 2647, 8.00%, 9/20/2028	3	3
Pool # 2781, 6.50%, 7/20/2029	565	638
Pool # 4224, 7.00%, 8/20/2038	205	234
Pool # 4245, 6.00%, 9/20/2038	3,845	4,402
Pool # 783389, 6.00%, 8/20/2039	1,995	2,255
Pool # 783444, 5.50%, 9/20/2039	1,004	1,107
Pool # 783967, 4.25%, 12/20/2044	6,569	6,976
Pool # AK8791, 3.75%, 7/20/2045	2,707	2,844
Pool # BD0481, 4.00%, 12/20/2047	3,579	3,743
Pool # BD0484, 4.50%, 12/20/2047	22,819	24,082
Pool # BE0207, 4.50%, 2/20/2048	6,320	6,811
Pool # BE0208, 4.50%, 2/20/2048	9,792	10,431
Pool # BE5169, 4.50%, 2/20/2048	18,814	19,933
Pool # BF2333, 5.50%, 3/20/2048	1,473	1,615
Pool # BA7567, 4.50%, 5/20/2048	8,204	8,717
Pool # BG6360, 5.00%, 5/20/2048	14,054	15,379
Pool # BF2574, 5.50%, 5/20/2048	958	1,032
Pool # BI0728, 5.00%, 7/20/2048	12,049	13,226
Pool # BD0551, 4.50%, 8/20/2048	10,014	10,652
Pool # BI5288, 5.00%, 8/20/2048	15,241	16,644
Pool # BI5289, 5.00%, 8/20/2048	24,520	26,730
Pool # AY2411, 4.25%, 9/20/2048	4,719	5,025
Pool # 784598, 5.00%, 9/20/2048	28,833	31,416
Pool # 784626, 4.50%, 10/20/2048	9,879	10,402
Pool # BK2586, 5.00%, 11/20/2048	14,097	15,099
Pool # BJ7082, 5.00%, 12/20/2048	1,157	1,255
Pool # BJ7085, 5.00%, 12/20/2048	9,189	9,930
Pool # BK7169, 5.00%, 12/20/2048	29,338	31,411
Pool # BK8878, 4.50%, 2/20/2049	7,783	8,201
Pool # BK7189, 5.00%, 2/20/2049	26,942	28,892
Pool # BJ9972, 5.50%, 2/20/2049	3,917	4,258
Pool # BK7198, 4.50%, 3/20/2049	13,756	14,726
Pool # BK7199, 5.00%, 3/20/2049	6,438	6,918
Pool # BL8042, 5.00%, 3/20/2049	12,674	13,878
Pool # BL9333, 5.00%, 3/20/2049	6,403	6,998
Pool # BG0079, 5.50%, 3/20/2049	5,586	6,073
Pool # BI6888, 5.50%, 3/20/2049	2,702	2,934
Pool # BL6756, 5.50%, 3/20/2049	1,466	1,596
Pool # BJ1322, 5.00%, 4/20/2049	8,562	9,385

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2019 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Pool # BJ9622, 5.00%, 4/20/2049	6,949	7,572
Pool # BK7209, 5.00%, 4/20/2049	34,211	36,821
Pool # BL6758, 5.50%, 4/20/2049	5,956	6,480
Pool # BM9664, 4.50%, 5/20/2049	34,313	36,774
Pool # BM2188, 5.00%, 6/20/2049	1,213	1,286
Pool # BM9683, 5.00%, 6/20/2049	59,644	64,274
Pool # BO2880, 5.00%, 6/20/2049	1,180	1,254
Pool # BN3950, 5.50%, 6/20/2049	9,577	10,428
Pool # BN2629, 4.00%, 7/20/2049	22,295	23,726
Pool # BI0926, 5.00%, 7/20/2049	1,911	2,055
Pool # BI0927, 5.00%, 7/20/2049	1,377	1,462
Pool # BM2186, 5.00%, 7/20/2049	2,216	2,383
Pool # BM2187, 5.00%, 7/20/2049	1,117	1,194
Pool # BO2871, 5.00%, 7/20/2049	1,058	1,140
Pool # BO2872, 5.00%, 7/20/2049	2,145	2,308
Pool # BO2878, 5.00%, 7/20/2049	1,426	1,534
Pool # BO2879, 5.00%, 7/20/2049	1,666	1,768
Pool # BO3162, 5.00%, 7/20/2049	78,419	86,724
Pool # BO3173, 5.00%, 7/20/2049	1,664	1,779
Pool # BO3174, 5.00%, 7/20/2049	1,541	1,641
Pool # BO3175, 5.00%, 7/20/2049	1,230	1,338
Pool # BO8226, 5.00%, 7/20/2049	1,351	1,465
Pool # BO8229, 5.00%, 7/20/2049	30,614	33,394
Pool # BO8235, 5.00%, 7/20/2049	2,097	2,230
Pool # BO8236, 5.00%, 7/20/2049	2,707	2,878
Pool # BP4243, 5.00%, 8/20/2049	18,880	20,419
Pool # BN2649, 3.50%, 9/20/2049	6,480	6,758
Pool # BM9713, 4.50%, 9/20/2049	7,979	8,555
Pool # BP4337, 4.50%, 9/20/2049	26,487	28,622
Pool # BQ3224, 4.50%, 9/20/2049	21,653	23,471
Pool # 784810, 5.00%, 9/20/2049	27,561	30,281
Pool # BM9734, 4.00%, 10/20/2049	11,784	12,423
Pool # 784847, 4.50%, 11/20/2049	38,283	40,988
GNMA II, Other
Pool # AD0858, 3.75%, 9/20/2038	685	714
Pool # 4285, 6.00%, 11/20/2038	44	49
Pool # AD0862, 3.75%, 1/20/2039	1,627	1,698
Pool # AC0973, 4.42%, 5/20/2063 (i)	2,025	2,050

TOTAL MORTGAGE-BACKED SECURITIES (Cost $4,957,815)		5,107,494

ASSET-BACKED SECURITIES — 12.0%
ABFC Trust Series 2005-AQ1, Class A4, 4.70%, 1/25/2034 ‡ (f)	1,814	1,844
Academic Loan Funding Trust Series 2013-1A, Class A, 2.51%, 12/26/2044 (b) (i)	2,552	2,524
ACC Trust Series 2019-2, Class A, 2.82%, 2/21/2023 (b)	21,500	21,514
Accelerated Assets LLC Series 2018-1, Class A, 3.87%, 12/2/2033 (b)	13,147	13,547
Air Canada Pass-Through Trust (Canada)
Series 2013-1, Class A, 4.13%, 5/15/2025 (b)	10,186	10,830
Series 2015-1, Class A, 3.60%, 3/15/2027 (b)	4,485	4,706
Series 2017-1, Class AA, 3.30%, 1/15/2030 (b)	8,163	8,403
Series 2017-1, Class A, 3.55%, 1/15/2030 (b)	7,867	8,045
American Airlines Pass-Through Trust
Series 2011-1, Class A, 5.25%, 1/31/2021	543	558
Series 2013-2, Class A, 4.95%, 1/15/2023	1,915	2,004
Series 2014-1, Class A, 3.70%, 10/1/2026 (c)	305	321
Series 2016-2, Class A, 3.65%, 6/15/2028 (c)	1,655	1,727
Series 2016-3, Class AA, 3.00%, 10/15/2028	18,920	19,206
Series 2017-1, Class AA, 3.65%, 2/15/2029	4,600	4,883
Series 2019-1, Class AA, 3.15%, 2/15/2032	12,515	13,129

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2019 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
American Credit Acceptance Receivables Trust
Series 2016-2, Class C, 6.09%, 5/12/2022 (b)	2,195	2,198
Series 2016-4, Class C, 2.91%, 2/13/2023 (b)	594	595
Series 2017-1, Class C, 2.88%, 3/13/2023 (b)	713	713
Series 2018-1, Class C, 3.55%, 4/10/2024 (b)	8,259	8,296
American Homes 4 Rent
Series 2015-SFR1, Class A, 3.47%, 4/17/2052 ‡ (b)	16,721	17,319
Series 2015-SFR1, Class E, 5.64%, 4/17/2052 ‡ (b)	7,420	8,042
American Homes 4 Rent Trust
Series 2014-SFR2, Class A, 3.79%, 10/17/2036 ‡ (b)	11,425	12,016
Series 2014-SFR2, Class B, 4.29%, 10/17/2036 ‡ (b)	2,400	2,531
Series 2014-SFR2, Class D, 5.15%, 10/17/2036 ‡ (b)	8,100	8,733
Series 2014-SFR2, Class E, 6.23%, 10/17/2036 (b)	7,300	8,068
Series 2014-SFR3, Class A, 3.68%, 12/17/2036 (b)	9,123	9,522
Series 2014-SFR3, Class C, 4.60%, 12/17/2036 (b)	3,750	4,005
Series 2014-SFR3, Class E, 6.42%, 12/17/2036 ‡ (b)	16,970	18,914
Series 2015-SFR2, Class E, 6.07%, 10/17/2052 ‡ (b)	1,415	1,571
AmeriCredit Automobile Receivables Trust
Series 2017-2, Class D, 3.42%, 4/18/2023	13,550	13,787
Series 2017-4, Class C, 2.60%, 9/18/2023	18,856	18,998
AMSR Trust Series 2019-SFR1, Class E, 3.47%, 1/17/2027 (b)	7,800	7,800
Aqua Finance Trust
Series 2017-A, Class A, 3.72%, 11/15/2035 (b)	14,151	14,284
Series 2019-A, Class A, 3.14%, 7/16/2040 (b)	28,713	28,791
Arivo Acceptance Auto Loan Receivables Trust Series 2019-1, Class A, 2.99%, 7/15/2024 (b)	31,220	31,182
B2R Mortgage Trust Series 2015-2, Class A, 3.34%, 11/15/2048 (b)	4,717	4,733
BMW Vehicle Owner Trust Series 2018-A, Class A3, 2.35%, 4/25/2022	30,445	30,510
British Airways Pass-Through Trust (United Kingdom)
Series 2018-1, Class AA, 3.80%, 9/20/2031 (b)	8,458	9,013
Series 2018-1, Class A, 4.13%, 9/20/2031 (b)	13,509	14,181
Series 2019-1, Class AA, 3.30%, 12/15/2032 (b)	9,535	9,950
Business Jet Securities LLC
Series 2018-1, Class A, 4.34%, 2/15/2033 (b)	20,860	21,097
Series 2018-2, Class A, 4.45%, 6/15/2033 (b)	35,298	35,802
Series 2018-2, Class B, 5.44%, 6/15/2033 (b)	8,162	8,311
Series 2019-1, Class A, 4.21%, 7/15/2034 (b)	48,715	50,105
BXG Receivables Note Trust Series 2012-A, Class A, 2.66%, 12/2/2027 (b)	896	896
Cabela’s Credit Card Master Note Trust Series 2015-2, Class A1, 2.25%, 7/17/2023	5,757	5,767
Camillo Issuer LLC
Series 2016-SFR, Class 1-A-1, 5.00%, 12/5/2023 ‡	39,965	39,877
Series 2018-SFR1, Class A, 5.25%, 6/5/2028 ‡ (b)	43,134	43,134
Capital Auto Receivables Asset Trust Series 2018-1, Class A3, 2.79%, 1/20/2022 (b)	24,952	25,018
Carnow Auto Receivables Trust
Series 2017-1A, Class A, 2.92%, 9/15/2022 (b)	1,108	1,109
Series 2018-1A, Class C, 5.21%, 9/15/2023 (b)	14,000	14,350
Chase Funding Trust
Series 2003-4, Class 1A5, 5.13%, 5/25/2033 ‡ (f)	1,120	1,152
Series 2003-6, Class 1A5, 5.03%, 11/25/2034 ‡ (f)	1,522	1,595
Series 2003-6, Class 1A7, 5.03%, 11/25/2034 ‡ (f)	2,594	2,701
CIG Auto Receivables Trust
Series 2017-1A, Class A, 2.71%, 5/15/2023 (b)	2,726	2,730
Series 2019-1A, Class C, 3.82%, 8/15/2024 (b)	3,000	3,058
Citibank Credit Card Issuance Trust Series 2007-A3, Class A3, 6.15%, 6/15/2039	950	1,323
Citigroup Global Markets Mortgage Securities VII, Inc. Series 2003-UP1, Class A, 3.95%, 4/25/2032 ‡ (b) (f)	19	19
Citigroup Mortgage Loan Trust, Inc. Series 2003-HE3, Class A, 2.47%, 12/25/2033 (i)	30	30

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2019 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Colony American Finance Ltd. (Cayman Islands) Series 2016-1, Class A, 2.54%, 6/15/2048 (b)	3,755	3,748
Consumer Loan Underlying Bond Credit Trust
Series 2017-P2, Class A, 2.61%, 1/15/2024 (b)	456	456
Series 2018-P1, Class A, 3.39%, 7/15/2025 (b)	7,997	8,028
Continental Airlines Pass-Through Trust
Series 1999-2, Class A-1, 7.26%, 3/15/2020	23	23
Series 2007-1, Class A, 5.98%, 4/19/2022	2,525	2,666
COOF Securitization Trust Ltd. Series 2014-1, Class A, IO, 2.83%, 6/25/2040 ‡ (b) (i)	6,316	567
CoreVest American Finance Trust
Series 2019-2, Class B, 3.42%, 6/15/2052 ‡ (b)	5,250	5,418
Series 2019-2, Class C, 3.68%, 6/15/2052 ‡ (b)	5,526	5,762
Series 2019-3, Class A, 2.71%, 10/15/2052 (b)	38,135	38,297
CPS Auto Receivables Trust
Series 2014-D, Class C, 4.35%, 11/16/2020 (b)	658	658
Series 2015-A, Class C, 4.00%, 2/16/2021 (b)	1,062	1,065
Series 2015-B, Class C, 4.20%, 5/17/2021 (b)	10,201	10,265
Series 2015-C, Class D, 4.63%, 8/16/2021 (b)	5,138	5,182
Series 2018-A, Class B, 2.77%, 4/18/2022 (b)	4,479	4,486
Series 2016-C, Class C, 3.27%, 6/15/2022 (b)	2,568	2,571
Series 2018-B, Class B, 3.23%, 7/15/2022 (b)	11,435	11,480
Series 2017-D, Class C, 3.01%, 10/17/2022 (b)	7,027	7,049
Series 2018-A, Class C, 3.05%, 12/15/2023 (b)	2,094	2,103
CPS Auto Trust
Series 2017-A, Class C, 3.31%, 12/15/2022 (b)	4,923	4,938
Series 2017-A, Class D, 4.61%, 12/15/2022 (b)	3,060	3,131
Credit Acceptance Auto Loan Trust
Series 2017-1A, Class A, 2.56%, 10/15/2025 (b)	1,538	1,538
Series 2017-1A, Class B, 3.04%, 12/15/2025 (b)	5,989	6,006
Series 2017-1A, Class C, 3.48%, 2/17/2026 (b)	5,018	5,046
Series 2017-2A, Class C, 3.35%, 6/15/2026 (b)	5,343	5,386
Series 2018-1A, Class A, 3.01%, 2/16/2027 (b)	18,590	18,681
Series 2018-3A, Class B, 3.89%, 10/15/2027 (b)	18,903	19,486
Currency Capital Funding Trust
Series 2018-1A, Class A, 6.03%, 3/17/2026 ‡ (b) (i)	68,294	68,124
Series 2018-1A, Class A2, 6.03%, 3/17/2026 (b) (i)	9	9
CWABS, Inc. Asset-Backed Certificates
Series 2004-1, Class M1, 2.46%, 3/25/2034 ‡ (i)	239	240
Series 2004-1, Class M2, 2.53%, 3/25/2034 ‡ (i)	61	61
Series 2004-1, Class 3A, 2.27%, 4/25/2034 ‡ (i)	220	212
CWABS, Inc. Asset-Backed Certificates Trust Series 2004-6, Class M1, 2.61%, 10/25/2034 (i)	90	87
Dell Equipment Finance Trust Series 2017-2, Class B, 2.47%, 10/24/2022 (b)	7,750	7,764
Delta Air Lines Pass-Through Trust Series 2012-1, Class A, 4.75%, 5/7/2020	1,199	1,211
Diamond Resorts Owner Trust
Series 2017-1A, Class A, 3.27%, 10/22/2029 (b)	8,556	8,638
Series 2017-1A, Class B, 4.11%, 10/22/2029 ‡ (b)	3,010	3,066
Drive Auto Receivables Trust
Series 2017-1, Class C, 2.84%, 4/15/2022	2,284	2,285
Series 2017-3, Class C, 2.80%, 7/15/2022	4,367	4,370
Series 2017-BA, Class D, 3.72%, 10/17/2022 (b)	14,300	14,367
Series 2015-DA, Class D, 4.59%, 1/17/2023 (b)	1,603	1,607
Series 2017-1, Class D, 3.84%, 3/15/2023	26,357	26,641
Series 2019-2, Class B, 3.17%, 11/15/2023	8,290	8,387
Series 2017-3, Class D, 3.53%, 12/15/2023 (b)	60,780	61,405
Series 2016-CA, Class D, 4.18%, 3/15/2024 (b)	23,186	23,489
Series 2018-2, Class C, 3.63%, 8/15/2024	22,745	22,875
Series 2018-3, Class D, 4.30%, 9/16/2024	31,281	32,118
Series 2019-4, Class C, 2.51%, 11/17/2025	16,130	16,152
Series 2019-1, Class D, 4.09%, 6/15/2026	15,350	15,850
Series 2019-2, Class D, 3.69%, 8/17/2026	14,220	14,556
Series 2019-4, Class D, 2.70%, 2/16/2027	10,550	10,532

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2019 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
DT Auto Owner Trust
Series 2018-2A, Class B, 3.43%, 5/16/2022 (b)	25,033	25,083
Series 2016-4A, Class D, 3.77%, 10/17/2022 (b)	8,370	8,414
Series 2017-2A, Class C, 3.03%, 1/17/2023 (b)	508	508
Series 2019-2A, Class B, 2.99%, 4/17/2023 (b)	15,165	15,285
Series 2017-3A, Class D, 3.58%, 5/15/2023 (b)	10,458	10,532
Series 2017-4A, Class C, 2.86%, 7/17/2023 (b)	1,712	1,713
Series 2017-4A, Class D, 3.47%, 7/17/2023 (b)	19,583	19,745
Series 2018-1A, Class C, 3.47%, 12/15/2023 (b)	20,372	20,463
Series 2018-1A, Class D, 3.81%, 12/15/2023 (b)	14,372	14,554
Series 2018-2A, Class D, 4.15%, 3/15/2024 (b)	18,000	18,496
Series 2019-1A, Class D, 3.87%, 11/15/2024 (b)	9,800	10,035
Elara HGV Timeshare Issuer LLC
Series 2017-A, Class B, 2.96%, 3/25/2030 (b)	5,136	5,114
Series 2017-A, Class C, 3.31%, 3/25/2030 (b)	3,467	3,454
Engs Commercial Finance Trust Series 2016-1A, Class A2, 2.63%, 2/22/2022 (b)	787	788
Exeter Automobile Receivables Trust
Series 2016-3A, Class B, 2.84%, 8/16/2021 (b)	641	641
Series 2016-3A, Class C, 4.22%, 6/15/2022 (b)	5,500	5,554
Series 2018-1A, Class C, 3.03%, 1/17/2023 (b)	14,015	14,081
Series 2017-3A, Class C, 3.68%, 7/17/2023 (b)	9,251	9,409
Series 2019-4A, Class C, 2.44%, 9/16/2024 (b)	33,155	33,045
Series 2019-1A, Class C, 3.82%, 12/16/2024 (b)	8,170	8,347
Series 2019-1A, Class D, 4.13%, 12/16/2024 (b)	7,600	7,864
Series 2019-3A, Class D, 3.11%, 8/15/2025 (b)	18,525	18,690
First Investors Auto Owner Trust
Series 2015-2A, Class D, 4.22%, 12/15/2021 (b)	2,933	2,954
Series 2017-1A, Class A2, 2.20%, 3/15/2022 (b)	1,942	1,942
Series 2017-1A, Class C, 2.95%, 4/17/2023 (b)	7,127	7,167
Flagship Credit Auto Trust
Series 2015-3, Class B, 3.68%, 3/15/2022 (b)	410	410
Series 2015-3, Class C, 4.65%, 3/15/2022 (b)	5,163	5,214
Series 2016-2, Class B, 3.84%, 9/15/2022 (b)	2,236	2,245
Series 2016-2, Class C, 6.22%, 9/15/2022 (b)	21,080	21,697
Series 2018-2, Class A, 2.97%, 10/17/2022 (b)	13,866	13,916
Series 2017-R, 6.05%, 10/18/2023	18,031	18,112
Series 2019-2, Class B, 2.92%, 4/15/2025 (b)	21,324	21,611
FNMA, Grantor Trust Series 2017-T1, Class A, 2.90%, 6/25/2027	86,637	89,851
Ford Credit Auto Lease Trust Series 2017-B, Class A3, 2.03%, 12/15/2020	2,299	2,300
Foundation Finance Trust
Series 2019-1A, Class A, 3.86%, 11/15/2034 (b)	26,625	27,053
Series 2019-1A, Class C, 5.66%, 11/15/2034 ‡ (b)	18,930	19,724
FREED ABS Trust
Series 2018-1, Class A, 3.61%, 7/18/2024 (b)	7,057	7,092
Series 2018-1, Class B, 4.56%, 7/18/2024 ‡ (b)	6,000	6,111
Series 2018-2, Class A, 3.99%, 10/20/2025 (b)	4,926	4,962
Series 2019-1, Class A, 3.42%, 6/18/2026 (b)	12,809	12,869
Series 2019-2, Class A, 2.62%, 11/18/2026 (b)	30,709	30,717
GE Capital Mortgage Services, Inc. Trust Series 1999-HE1, Class M, 6.71%, 4/25/2029 ‡ (i)	191	163
Genesis Sales Finance Master Trust Series 2019-AA, Class A, 4.68%, 8/20/2023 (b)	26,600	27,139
GLS Auto Receivables Issuer Trust Series 2019-1A, Class A, 3.37%, 1/17/2023 (b)	10,901	10,969
GLS Auto Receivables Trust
Series 2016-1A, Class C, 6.90%, 10/15/2021 (b)	6,422	6,519
Series 2018-2A, Class A, 3.25%, 4/18/2022 (b)	1,175	1,178
Series 2018-1A, Class A, 2.82%, 7/15/2022 (b)	1,378	1,381
GM Financial Automobile Leasing Trust Series 2018-1, Class A3, 2.61%, 1/20/2021	19,259	19,287
GMAT Trust Series 2013-1A, Class A, 6.97%, 11/25/2043 ‡ (b) (f)	66	66

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2019 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Gold Key Resorts LLC Series 2014-A, Class A, 3.22%, 3/17/2031 (b)	2,140	2,142
Golden Bear LLC Series 2016-R, Class R, 5.65%, 9/20/2047 ‡ (b)	5,699	5,732
Goodgreen Series 2019-2A, Class A, 2.76%, 4/15/2055 (b)	38,523	38,625
Goodgreen Trust
Series 2016-1A, Class A, 3.23%, 10/15/2052 (b)	18,489	18,860
Series 2017-1A, Class A, 3.74%, 10/15/2052 (b)	5,323	5,523
Series 2017-2A, Class A, 3.26%, 10/15/2053 (b)	24,174	24,661
HERO (Cayman Islands) Series 2018-1ASI, Class A, 4.00%, 9/20/2047 (b)	16,868	16,847
HERO Funding (Cayman Islands)
Series 2017-3A, Class A2, 3.95%, 9/20/2048 (b)	21,871	22,763
Series 2018-1A, Class A2, 4.67%, 9/20/2048 (b)	27,958	29,280
HERO Funding II (Cayman Islands)
Series 2016-3B, Class B, 5.24%, 9/20/2042 ‡ (b)	5,107	5,192
3.75%, 9/21/2044 ‡	10,434	9,770
Series 2016-4B, Class B, 4.99%, 9/20/2047 ‡ (b)	4,461	4,530
HERO Funding Trust (Cayman Islands)
Series 2016-3A, Class A1, 3.08%, 9/20/2042 (b)	8,764	8,819
Series 2016-4A, Class A1, 3.57%, 9/20/2047 (b)	2,481	2,556
Series 2016-4A, Class A2, 4.29%, 9/20/2047 (b)	5,170	5,413
Series 2017-1A, Class A2, 4.46%, 9/20/2047 (b)	16,981	17,845
HERO Residual Funding (Cayman Islands) Series 2016-1R, Class A1, 4.50%, 9/21/2042 (b)	5,631	5,603
Hertz Fleet Lease Funding LP Series 2018-1, Class A2, 3.23%, 5/10/2032 (b)	14,201	14,303
Hertz Vehicle Financing II LP Series 2018-1A, Class A, 3.29%, 2/25/2024 (b)	23,659	24,292
Hilton Grand Vacations Trust Series 2017-AA, Class A, 2.66%, 12/26/2028 (b)	2,621	2,628
Home Equity Mortgage Loan Asset-Backed Trust Series 2006-A, Class A3, 1.91%, 3/25/2036 ‡ (i)	256	254
Hyundai Auto Receivables Trust Series 2018-A, Class A3, 2.79%, 7/15/2022	10,456	10,538
Kabbage Funding LLC
Series 2019-1, Class A, 3.83%, 3/15/2024 (b)	86,993	87,913
Series 2019-1, Class C, 4.61%, 3/15/2024 (b)	34,000	34,426
KGS-Alpha SBA COOF Trust
Series 2012-3, Class A, IO, 1.39%, 9/25/2026 ‡ (b) (i)	2,692	37
Series 2014-1, Class A, IO, 1.68%, 10/25/2032 ‡ (b) (i)	19,422	680
Series 2012-4, Class A, IO, 1.12%, 9/25/2037 ‡ (b) (i)	43,292	1,079
Series 2012-2, Class A, IO, 0.69%, 8/25/2038 ‡ (b) (i)	25,888	571
Series 2013-2, Class A, IO, 1.96%, 3/25/2039 ‡ (b) (i)	23,008	977
Series 2012-6, Class A, IO, 0.67%, 5/25/2039 ‡ (b) (i)	20,577	318
Series 2014-2, Class A, IO, 3.44%, 4/25/2040 ‡ (b) (i)	6,148	499
Series 2015-2, Class A, IO, 3.26%, 7/25/2041 ‡ (b) (i)	6,585	738
Lendingpoint Funding Trust Series 2018-1, Class A2, 5.77%, 11/15/2024 ‡ (b) (i)	37,652	37,652
Lendmark Funding Trust
Series 2019-2A, Class A, 2.78%, 4/20/2028 (b)	17,859	17,857
Series 2019-2A, Class B, 3.22%, 4/20/2028 ‡ (b)	6,150	6,145
LL ABS Trust Series 2019-1A, Class A, 2.87%, 3/15/2027 (b)	12,930	12,930
Long Beach Mortgage Loan Trust
Series 2004-1, Class M1, 2.46%, 2/25/2034 ‡ (i)	1,465	1,456
Series 2004-3, Class M1, 2.56%, 7/25/2034 (i)	335	324
LP LMS Asset Securitization Trust Series 2019-1A, Class A, 4.21%, 11/10/2025 (b)	35,000	35,000
LV Tower 52 Issuer
Series 2013-1, Class A, 5.75%, 7/15/2019 ‡ (b)	28,034	28,174
Series 2013-1, Class M, 7.75%, 7/15/2019 ‡ (b)	10,289	10,340
Mariner Finance Issuance Trust
Series 2017-BA, Class A, 2.92%, 12/20/2029 (b)	7,415	7,419
Series 2017-BA, Class B, 3.48%, 12/20/2029 ‡ (b)	7,000	7,043
Series 2017-BA, Class C, 4.57%, 12/20/2029 ‡ (b)	12,200	12,325
Series 2019-AA, Class A, 2.96%, 7/20/2032 (b)	33,360	33,627
MarketPlace Loan Trust Series 2017-BS1, Class A, 3.50%, 1/18/2022 (b)	2,079	2,077

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2019 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Marlette Funding Trust
Series 2017-3A, Class B, 3.01%, 12/15/2024 (b)	4,574	4,577
Series 2018-1A, Class B, 3.19%, 3/15/2028 ‡ (b)	8,272	8,283
Series 2018-2A, Class A, 3.06%, 7/17/2028 (b)	2,909	2,912
Mid-State Capital Corp. Trust Series 2006-1, Class M1, 6.08%, 10/15/2040 ‡ (b)	6,012	6,693
Mid-State Capital Trust
Series 2010-1, Class A, 3.50%, 12/15/2045 (b)	1,669	1,708
Series 2010-1, Class M, 5.25%, 12/15/2045 ‡ (b)	3,004	3,127
MVW Owner Trust Series 2019-1A, Class A, 2.89%, 11/20/2036 (b)	19,004	19,302
New Century Home Equity Loan Trust Series 2003-5, Class AI6, 5.04%, 11/25/2033 ‡ (f)	1,446	1,473
Octane Receivables Trust Series 2019-1A, Class A, 3.16%, 9/20/2023 (b)	35,800	35,800
OL SP LLC
Series 2018, Class A, 4.16%, 2/9/2030	4,077	4,139
Series 2018, Class B, 4.61%, 2/9/2030 ‡	1,274	1,297
OnDeck Asset Securitization Trust LLC Series 2018-1A, Class A, 3.50%, 4/18/2022 (b)	16,601	16,620
OneMain Direct Auto Receivables Trust Series 2018-1A, Class B, 3.71%, 4/14/2025 (b)	25,537	26,145
OneMain Financial Issuance Trust
Series 2016-1A, Class A, 3.66%, 2/20/2029 (b)	4,520	4,533
Series 2016-1A, Class C, 6.00%, 2/20/2029 (b)	12,500	12,748
Oportun Funding VI LLC Series 2017-A, Class A, 3.23%, 6/8/2023 (b)	12,817	12,821
Oportun Funding VII LLC Series 2017-B, Class A, 3.22%, 10/10/2023 (b)	10,654	10,678
Oportun Funding VIII LLC Series 2018-A, Class A, 3.61%, 3/8/2024 (b)	35,735	36,094
Oportun Funding XIII LLC Series 2019-A, Class A, 3.08%, 8/8/2025 (b)	45,920	46,162
Orange Lake Timeshare Trust Series 2019-A, Class B, 3.36%, 4/9/2038 ‡ (b)	14,121	14,260
Pretium Mortgage Credit Partners I LLC
Series 2018-NPL4, Class A1, 4.83%, 9/25/2058 ‡ (b) (f)	16,471	16,568
Series 2019-NPL1, Class A1, 4.21%, 7/25/2060 ‡ (b) (f)	11,823	11,924
Progress Residential Trust
Series 2015-SFR3, Class A, 3.07%, 11/12/2032 ‡ (b)	32,235	32,190
Series 2015-SFR3, Class D, 4.67%, 11/12/2032 ‡ (b)	3,041	3,038
Series 2015-SFR3, Class E, 5.66%, 11/12/2032 (b)	4,000	3,997
Series 2017-SFR1, Class E, 4.26%, 8/17/2034 ‡ (b)	6,500	6,648
Series 2018-SFR1, Class E, 4.38%, 3/17/2035 ‡ (b)	12,400	12,552
Prosper Marketplace Issuance Trust
Series 2019-1A, Class A, 3.54%, 4/15/2025 (b)	3,036	3,048
Series 2019-3A, Class A, 3.19%, 7/15/2025 (b)	15,220	15,299
Purchasing Power Funding LLC
Series 2018-A, Class B, 3.58%, 8/15/2022 ‡ (b)	6,845	6,856
Series 2018-A, Class C, 3.78%, 8/15/2022 ‡ (b)	6,795	6,805
Regional Management Issuance Trust
Series 2018-1, Class A, 3.83%, 7/15/2027 (b)	20,770	20,882
Series 2019-1, Class A, 3.05%, 11/15/2028 (b)	21,818	21,834
Renaissance Home Equity Loan Trust Series 2007-2, Class AF2, 5.68%, 6/25/2037 ‡ (f)	96	40
Renew (Cayman Islands) Series 2017-1A, Class A, 3.67%, 9/20/2052 (b)	6,844	7,068
RFLF 1 Issuer LLC Series 2018-1A, Class A, 5.25%, 6/12/2022 ‡ (b)	45,000	45,000
Rice Park Financing Trust Series 2016-A, Class A, 4.63%, 10/31/2041 ‡ (b)	24,952	24,952
Santander Drive Auto Receivables Trust
Series 2018-1, Class D, 3.32%, 3/15/2024	32,463	32,852
Series 2019-2, Class C, 2.90%, 10/15/2024	17,830	18,086
Series 2019-1, Class C, 3.42%, 4/15/2025	16,565	16,866
Santander Retail Auto Lease Trust Series 2018-A, Class A3, 2.93%, 5/20/2021 (b)	27,854	27,955
Securitized Asset-Backed Receivables LLC Trust Series 2006-CB1, Class AF2, 3.28%, 1/25/2036 ‡ (f)	521	468
SoFi Consumer Loan Program LLC Series 2016-2, Class A, 3.09%, 10/27/2025 (b)	1,811	1,816

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2019 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
SoFi Professional Loan Program LLC Series 2018-A, Class A2A, 2.39%, 2/25/2042 (b)	2,089	2,090
Spirit Airlines Pass-Through Trust Series 2017-1, Class AA, 3.38%, 2/15/2030 (c)	4,016	4,160
Springleaf Funding Trust Series 2016-AA, Class B, 3.80%, 11/15/2029 (b)	16,735	16,765
Spruce ABS Trust Series 2016-E1, Class A, 4.32%, 6/15/2028 (b)	3,781	3,855
Structured Asset Securities Corp. Mortgage Pass-Through Certificates
Series 2004-6XS, Class A5A, 6.03%, 3/25/2034 ‡ (f)	823	841
Series 2004-6XS, Class A5B, 6.05%, 3/25/2034 ‡ (f)	658	673
Structured Asset Securities Corp. Pass-Through Certificates
Series 2002-AL1, Class A2, 3.45%, 2/25/2032 ‡	221	214
Series 2002-AL1, Class A3, 3.45%, 2/25/2032 ‡	513	498
Synchrony Card Funding LLC Series 2019-A2, Class A, 2.34%, 6/15/2025	47,475	47,852
Synchrony Card Issuance Trust Series 2018-A1, Class A, 3.38%, 9/15/2024	34,000	34,840
Tricolor Auto Securitization Trust
Series 2018-1A, Class A, 5.05%, 12/15/2020 (b)	11,732	11,768
Series 2018-2A, Class A, 3.96%, 10/15/2021 (b)	4,814	4,835
Tricon American Homes Trust
Series 2016-SFR1, Class A, 2.59%, 11/17/2033 ‡ (b)	14,038	14,007
Series 2019-SFR1, Class D, 3.20%, 3/17/2038 ‡ (b)	2,921	2,927
Series 2019-SFR1, Class E, 3.40%, 3/17/2038 ‡ (b)	11,000	10,991
United Airlines Pass-Through Trust
Series 2013-1, Class A, 4.30%, 8/15/2025	1,032	1,113
Series 2016-1, Class B, 3.65%, 1/7/2026 (c)	879	894
Series 2018-1, Class B, 4.60%, 3/1/2026	3,898	4,050
Series 2014-1, Class A, 4.00%, 4/11/2026	5,892	6,275
Series 2019-2, Class B, 3.50%, 5/1/2028	12,165	12,340
Series 2016-1, Class AA, 3.10%, 7/7/2028	2,594	2,647
Series 2016-1, Class A, 3.45%, 7/7/2028	6,149	6,354
Series 2016-2, Class AA, 2.88%, 10/7/2028	1,610	1,625
Series 2018-1, Class AA, 3.50%, 3/1/2030	15,709	16,667
Series 2018-1, Class A, 3.70%, 3/1/2030	8,651	8,949
Series 2019-1, Class AA, 4.15%, 8/25/2031	16,825	18,295
Series 2019-1, Class A, 4.55%, 8/25/2031	15,200	16,629
Series 2019-2, Class AA, 2.70%, 5/1/2032	7,501	7,516
US Auto Funding LLC
Series 2019-1A, Class A, 3.61%, 4/15/2022 (b)	33,492	33,671
Series 2018-1A, Class A, 5.50%, 7/15/2023 (b)	19,217	19,621
USASF Receivables LLC Series 2017-1, Class A, 5.75%, 9/15/2030 (b)	5,368	5,361
Vericrest Opportunity Loan Trust
Series 2019-NPL3, Class A1, 3.97%, 3/25/2049 ‡ (b) (f)	12,661	12,735
Series 2019-NPL7, Class A1A, 3.18%, 10/25/2049 ‡ (b) (f)	38,012	38,001
Series 2019-NPL8, Class A1A, 3.28%, 11/25/2049 (b) (f)	37,470	37,467
Verizon Owner Trust Series 2017-3A, Class A1A, 2.06%, 4/20/2022 (b)	16,594	16,603
VOLT LXIV LLC Series 2017-NP11, Class A1, 3.38%, 10/25/2047 ‡ (b) (f)	20,556	20,603
VOLT LXXII LLC Series 2018-NPL8, Class A1A, 4.21%, 10/26/2048 ‡ (b) (f)	40,396	40,419
VOLT LXXV LLC
Series 2019-NPL1, Class A1A, 4.34%, 1/25/2049 ‡ (b) (f)	41,315	41,624
Series 2019-NPL1, Class A1B, 4.83%, 1/25/2049 ‡ (b) (f)	26,500	26,765
VOLT LXXX LLC
Series 2019-NPL6, Class A1A, 3.23%, 10/25/2049 ‡ (b) (f)	12,033	12,042
Series 2019-NPL6, Class A1B, 4.09%, 10/25/2049 ‡ (b) (f)	29,200	29,297
VOLT LXXXIII LLC Series 2019-NPL9, Class A1A, 3.33%, 11/26/2049 (b) (f)	12,405	12,411
VOLT LXXXIV LLC Series 2019-NP10, Class A1A, 3.43%, 12/26/2049 (b) (f)	52,500	52,492

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2019 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
VOLT Trust Series 2018-FT1, Class A1, 3.26%, 1/27/2023 (i)	5,140	5,118
Welk Resorts LLC Series 2019-AA, Class C, 3.34%, 6/15/2038 ‡ (b)	10,096	10,180
Westgate Resorts LLC Series 2017-1A, Class A, 3.05%, 12/20/2030 (b)	6,409	6,438
Westlake Automobile Receivables Trust
Series 2016-3A, Class D, 3.58%, 1/18/2022 (b)	3,750	3,758
Series 2017-1A, Class C, 2.70%, 10/17/2022 (b)	2,313	2,315
Series 2017-1A, Class D, 3.46%, 10/17/2022 (b)	8,261	8,325
Series 2018-1A, Class C, 2.92%, 5/15/2023 (b)	3,370	3,380
World Financial Network Credit Card Master Trust Series 2019-A, Class A, 3.14%, 12/15/2025	34,790	35,550
World Omni Auto Receivables Trust Series 2018-B, Class A3, 2.87%, 7/17/2023	18,475	18,647

TOTAL ASSET-BACKED SECURITIES (Cost $3,720,908)		3,764,005

COLLATERALIZED MORTGAGE OBLIGATIONS — 9.1%
ACC 1/15/2021 ‡	13,425	13,425
Acre 6.71%, 12/15/2020	42,290	42,290
Alternative Loan Trust
Series 2004-2CB, Class 1A9, 5.75%, 3/25/2034	4,805	5,124
Series 2005-J1, Class 1A4, IF, IO, 3.39%, 2/25/2035 ‡ (i)	345	5
Series 2005-1CB, Class 1A6, IF, IO, 5.39%, 3/25/2035 ‡ (i)	1,401	202
Series 2005-22T1, Class A2, IF, IO, 3.36%, 6/25/2035 ‡ (i)	5,348	746
Series 2005-20CB, Class 3A8, IF, IO, 3.04%, 7/25/2035 ‡ (i)	4,637	539
Series 2005-28CB, Class 1A4, 5.50%, 8/25/2035	1,935	1,932
Series 2005-28CB, Class 3A5, 6.00%, 8/25/2035	68	48
Series 2005-37T1, Class A2, IF, IO, 3.34%, 9/25/2035 ‡ (i)	18,454	2,473
Series 2005-54CB, Class 1A2, IF, IO, 3.14%, 11/25/2035 ‡ (i)	7,698	1,011
Series 2005-54CB, Class 1A11, 5.50%, 11/25/2035	1,948	1,843
Series 2005-54CB, Class 1A7, 5.50%, 11/25/2035	27	27
Series 2005-64CB, Class 1A9, 5.50%, 12/25/2035	809	800
American General Mortgage Loan Trust Series 2006-1, Class A5, 5.75%, 12/25/2035 (b) (i)	33	35
Antler Mortgage Trust
Series 2019-RTL1, Class A1, 4.46%, 6/27/2022 (b)	21,281	21,404
Series 2018-RTL1, Class A1, 4.34%, 7/25/2022 (b)	32,592	32,819
ASG Resecuritization Trust Series 2011-1, Class 2A35, 6.00%, 9/28/2036 (b)	1,523	1,073
Banc of America Alternative Loan Trust
Series 2004-6, Class 15PO, PO, 7/25/2019 ‡	9	7
Series 2005-5, Class 1CB1, 5.50%, 6/25/2035	316	316
Series 2005-9, Class CBIO, IO, 5.50%, 10/25/2035 ‡	987	218
Banc of America Funding Trust
Series 2004-1, PO, 3/25/2034 ‡	240	211
Series 2004-2, Class 1CB1, 5.75%, 9/20/2034	304	328
Series 2004-C, Class 1A1, 4.38%, 12/20/2034 (i)	357	363
Series 2005-E, Class 4A1, 4.50%, 3/20/2035 (i)	75	75
Series 2005-6, Class 2A7, 5.50%, 10/25/2035	224	217
Series 2005-7, Class 30PO, PO, 11/25/2035 ‡	219	190
Series 2005-8, Class 30PO, PO, 1/25/2036 ‡	78	60
Series 2006-1, Class XPO, PO, 1/25/2036 ‡	144	105
Banc of America Mortgage Trust Series 2003-C, Class 3A1, 5.12%, 4/25/2033 (i)	102	105
BCAP LLC Trust
Series 2009-RR5, Class 8A1, 5.50%, 11/26/2034 (b) (i)	560	574
Series 2010-RR7, Class 2A1, 4.23%, 7/26/2045 (b) (i)	108	108
Bear Stearns ARM Trust
Series 2003-2, Class A5, 4.57%, 1/25/2033 (b) (i)	929	964
Series 2003-7, Class 3A, 4.34%, 10/25/2033 (i)	83	85
Series 2004-2, Class 14A, 4.41%, 5/25/2034 (i)	469	472
Series 2006-1, Class A1, 3.84%, 2/25/2036 (i)	1,424	1,461
CART 3.25%, 10/15/2024 ‡	12,634	12,471

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2019 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Cascade Funding Mortgage Trust Series 2018-RM1, Class A1, 4.58%, 6/25/2048 (b) (f)	13,240	13,262
Cendant Mortgage Capital CDMC Mortgage Pass-Through Certificates Series 2003-8, Class 1P, PO, 10/25/2033 ‡	105	101
Cendant Mortgage Capital LLC CDMC Mortgage Pass-Through Certificates Series 2004-1, Class P, PO, 2/25/2034 ‡	39	36
Chase Mortgage Finance Trust
Series 2007-A1, Class 7A1, 4.53%, 2/25/2037 (i)	101	104
Series 2007-A1, Class 1A3, 4.60%, 2/25/2037 (i)	339	347
Series 2007-A1, Class 2A1, 4.69%, 2/25/2037 (i)	567	589
Series 2007-A1, Class 9A1, 4.79%, 2/25/2037 (i)	339	343
Series 2007-A2, Class 2A1, 4.23%, 7/25/2037 (i)	460	464
Series 2007-A2, Class 1A1, 4.79%, 7/25/2037 (i)	334	342
CHL Mortgage Pass-Through Trust
Series 2004-8, Class 2A1, 4.50%, 6/25/2019	13	13
Series 2002-18, PO, 11/25/2032 ‡	93	87
Series 2004-3, Class A26, 5.50%, 4/25/2034	255	264
Series 2004-3, Class A4, 5.75%, 4/25/2034	173	179
Series 2004-HYB1, Class 2A, 3.97%, 5/20/2034 (i)	102	104
Series 2004-HYB3, Class 2A, 3.83%, 6/20/2034 (i)	520	534
Series 2004-7, Class 2A1, 4.61%, 6/25/2034 (i)	62	64
Series 2004-5, Class 1A4, 5.50%, 6/25/2034	1,134	1,162
Series 2004-HYB6, Class A3, 3.94%, 11/20/2034 (i)	326	335
Series 2005-14, Class A2, 5.50%, 7/25/2035	186	162
Series 2005-16, Class A23, 5.50%, 9/25/2035	94	87
Series 2005-22, Class 2A1, 3.63%, 11/25/2035 (i)	1,311	1,188
Citicorp Mortgage Securities Trust
Series 2006-1, Class 2A1, 5.00%, 2/25/2021	18	19
Series 2006-4, Class 1A2, 6.00%, 8/25/2036	466	472
Citigroup Global Markets Mortgage Securities VII, Inc.
Series 2003-UP2, Class PO1, PO, 6/25/2033 ‡	1	1
Series 2003-HYB1, Class A, 4.24%, 9/25/2033 (i)	487	500
Citigroup Mortgage Loan Trust
Series 2009-10, Class 1A1, 4.32%, 9/25/2033 (b) (i)	1,693	1,732
Series 2015-A, Class B2, 4.50%, 6/25/2058 (b) (i)	3,733	3,949
Citigroup Mortgage Loan Trust, Inc.
Series 2003-1, Class PO3, PO, 9/25/2033 ‡	38	36
Series 2003-UP3, Class A3, 7.00%, 9/25/2033	28	29
Series 2003-1, Class 2A6, PO, 10/25/2033 ‡	33	32
Series 2003-1, Class PO2, PO, 10/25/2033 ‡	31	28
Series 2003-1, Class 2A5, 5.25%, 10/25/2033	187	193
Series 2004-UST1, Class A6, 4.58%, 8/25/2034 (i)	125	123
Series 2005-1, Class 2A1A, 2.92%, 2/25/2035 (i)	193	167
Series 2005-2, Class 2A11, 5.50%, 5/25/2035	941	988
Series 2005-5, Class 1A2, 3.98%, 8/25/2035 (i)	577	468
Conix Mortgage Asset Trust Series 2013-1, Class A, 12/25/2047 ‡ (i) (k)	8,628	293
Credit Suisse First Boston Mortgage Securities Corp.
Series 2004-5, Class 3A1, 5.25%, 8/25/2019	82	76
Series 2003-1, Class DB1, 6.73%, 2/25/2033 (i)	609	654
Series 2003-AR15, Class 3A1, 4.33%, 6/25/2033 (i)	207	209
Series 2003-21, Class 1A4, 5.25%, 9/25/2033	465	488
Series 2003-23, Class 1P, PO, 10/25/2033 ‡	376	323
CSFB Mortgage-Backed Pass-Through Certificates
Series 2003-27, Class 5A3, 5.25%, 11/25/2033	581	596
Series 2003-27, Class 5A4, 5.25%, 11/25/2033	319	330
Series 2004-4, Class 2A4, 5.50%, 9/25/2034	367	379
Series 2004-8, Class 1A4, 5.50%, 12/25/2034	832	859
Series 2005-9, Class AP, PO, 10/25/2035 ‡	147	119
Series 2005-9, Class DX, IO, 5.50%, 10/25/2035 ‡	1,612	19
Series 2005-10, Class AP, PO, 11/25/2035 ‡	71	51
csma sfr
4/25/2023 ‡	54,409	54,409
7/25/2023 ‡	48,733	48,684

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2019 (Unaudited) (continued)

Investments	Principal Amount ($000)		Value ($000)
CSMC Series 2010-17R, Class 1A1, 4.36%, 6/26/2036 (b) (i)	121		122
CVS Pass-Through Trust Series 2009, 8.35%, 7/10/2031 (b)	5,653		7,246
Deutsche Alt-A Securities, Inc. Mortgage Loan Trust
Series 2005-1, Class 2A1, 5.20%, 2/25/2020 (i)	113		113
Series 2005-3, Class 1A1, 4.34%, 6/25/2020 (i)	153		152
DT Asset Trust 5.84%, 12/16/2022	21,900		21,914
FHLMC - GNMA
Series 8, Class ZA, 7.00%, 3/25/2023	49		51
Series 24, Class ZE, 6.25%, 11/25/2023	39		42
Series 29, Class L, 7.50%, 4/25/2024	268		288
FHLMC, Reference REMIC
Series R006, Class ZA, 6.00%, 4/15/2036	2,687		3,101
Series R007, Class ZA, 6.00%, 5/15/2036	3,544		4,076
FHLMC, REMIC
Series 2934, Class EC, PO, 2/15/2020	7		7
Series 2934, Class HI, IO, 5.00%, 2/15/2020	2		—	(j)
Series 2347, Class VP, 6.50%, 3/15/2020	2		2
Series 1807, Class G, 9.00%, 10/15/2020	—	(j)	—	(j)
Series 1045, Class G, HB, 1,066.21%, 2/15/2021	—	(j)	—	(j)
Series 1065, Class J, 9.00%, 4/15/2021	1		1
Series 1084, Class F, 2.72%, 5/15/2021 (i)	—	(j)	—	(j)
Series 1079, Class S, HB, IF, 28.00%, 5/15/2021 (i)	—	(j)	—	(j)
Series 1084, Class S, HB, IF, 37.28%, 5/15/2021 (i)	—	(j)	—	(j)
Series 1116, Class I, 5.50%, 8/15/2021	—	(j)	—	(j)
Series 1144, Class KB, 8.50%, 9/15/2021	7		7
Series 3688, Class CU, 7.02%, 11/15/2021 (i)	107		108
Series 1196, Class B, HB, IF, 1,104.54%, 1/15/2022 (i)	—	(j)	—	(j)
Series 3284, Class CB, 5.00%, 3/15/2022	134		134
Series 1206, Class IA, 7.00%, 3/15/2022	3		3
Series 1250, Class J, 7.00%, 5/15/2022	4		4
Series 1343, Class LB, 7.50%, 8/15/2022	6		7
Series 1343, Class LA, 8.00%, 8/15/2022	16		17
Series 1370, Class JA, 2.92%, 9/15/2022 (i)	10		10
Series 2512, Class PG, 5.50%, 10/15/2022	249		259
Series 1455, Class WB, IF, 3.71%, 12/15/2022 (i)	10		11
Series 2535, Class BK, 5.50%, 12/15/2022	81		83
Series 1470, Class F, 2.16%, 2/15/2023 (i)	2		2
Series 1466, Class PZ, 7.50%, 2/15/2023	82		87
Series 2586, Class HD, 5.50%, 3/15/2023	904		942
Series 1498, Class I, 2.92%, 4/15/2023 (i)	56		57
Series 2595, Class HC, 5.50%, 4/15/2023	1,143		1,190
Series 1502, Class PX, 7.00%, 4/15/2023	87		92
Series 1491, Class I, 7.50%, 4/15/2023	17		18
Series 1798, Class F, 5.00%, 5/15/2023	87		90
Series 1505, Class Q, 7.00%, 5/15/2023	10		10
Series 1518, Class G, IF, 7.35%, 5/15/2023 (i)	39		41
Series 204, Class E, HB, IF, 1,537.50%, 5/15/2023 (i)	—	(j)	—	(j)
Series 2033, Class J, 5.60%, 6/15/2023	189		196
Series 1541, Class O, 0.90%, 7/15/2023 (i)	38		38
Series 2638, Class DS, IF, 6.83%, 7/15/2023 (i)	61		64
Series 1541, Class M, HB, IF, 22.94%, 7/15/2023 (i)	8		9
Series 1570, Class F, 2.63%, 8/15/2023 (i)	2		2
Series 1608, Class L, 6.50%, 9/15/2023	269		286
Series 1573, Class PZ, 7.00%, 9/15/2023	65		69
Series 2571, Class SK, HB, IF, 26.89%, 9/15/2023 (i)	30		40
Series 1591, Class PV, 6.25%, 10/15/2023	39		42
Series 1602, Class SA, IF, 16.51%, 10/15/2023 (i)	34		40
Series 2709, Class PG, 5.00%, 11/15/2023	1,177		1,227
Series 2710, Class HB, 5.50%, 11/15/2023	261		269

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2019 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Series 1642, Class PJ, 6.00%, 11/15/2023	103	108
Series 2720, Class PC, 5.00%, 12/15/2023	123	128
Series 1983, Class Z, 6.50%, 12/15/2023	63	68
Series 2283, Class K, 6.50%, 12/15/2023	85	91
Series 1658, Class GZ, 7.00%, 1/15/2024	37	40
Series 1700, Class GA, PO, 2/15/2024	23	22
Series 1865, Class D, PO, 2/15/2024	52	50
Series 1671, Class L, 7.00%, 2/15/2024	14	15
Series 1671, Class QC, IF, 10.00%, 2/15/2024 (i)	19	22
Series 1686, Class SH, IF, 14.91%, 2/15/2024 (i)	4	5
Series 1709, Class FA, 0.93%, 3/15/2024 (i)	3	3
Series 1699, Class FC, 2.52%, 3/15/2024 (i)	7	7
Series 1695, Class EB, 7.00%, 3/15/2024	33	35
Series 1706, Class K, 7.00%, 3/15/2024	191	204
Series 2033, Class SN, HB, IF, 26.37%, 3/15/2024 (i)	22	4
Series 1720, Class PL, 7.50%, 4/15/2024	114	121
Series 2306, Class K, PO, 5/15/2024	29	28
Series 2306, Class SE, IF, IO, 8.82%, 5/15/2024 (i)	68	10
Series 1737, Class L, 6.00%, 6/15/2024	124	133
Series 1745, Class D, 7.50%, 8/15/2024	40	43
Series 3614, Class QB, 4.00%, 12/15/2024	1,498	1,548
Series 2903, Class Z, 5.00%, 12/15/2024	354	373
Series 2967, Class S, HB, IF, 24.12%, 4/15/2025 (i)	107	131
Series 3684, Class CY, 4.50%, 6/15/2025	5,148	5,383
Series 3022, Class SX, IF, 12.46%, 8/15/2025 (i)	47	55
Series 3051, Class DP, HB, IF, 20.26%, 10/15/2025 (i)	135	178
Series 3793, Class AB, 3.50%, 1/15/2026	4,906	5,080
Series 3659, Class VE, 5.00%, 3/15/2026	852	854
Series 1829, Class ZB, 6.50%, 3/15/2026	16	17
Series 1863, Class Z, 6.50%, 7/15/2026	128	136
Series 1890, Class H, 7.50%, 9/15/2026	21	23
Series 1899, Class ZE, 8.00%, 9/15/2026	53	61
Series 1927, Class ZA, 6.50%, 1/15/2027	92	102
Series 1927, Class PH, 7.50%, 1/15/2027	149	167
Series 1963, Class Z, 7.50%, 1/15/2027	54	61
Series 1935, Class FL, 2.47%, 2/15/2027 (i)	4	4
Series 1981, Class Z, 6.00%, 5/15/2027	120	128
Series 1970, Class PG, 7.25%, 7/15/2027	6	7
Series 1987, Class PE, 7.50%, 9/15/2027	48	55
Series 2019, Class Z, 6.50%, 12/15/2027	69	76
Series 2038, Class PN, IO, 7.00%, 3/15/2028	86	14
Series 2040, Class PE, 7.50%, 3/15/2028	262	299
Series 2054, Class PV, 7.50%, 5/15/2028	94	106
Series 2063, Class PG, 6.50%, 6/15/2028	138	155
Series 2064, Class TE, 7.00%, 6/15/2028	17	19
Series 2070, Class C, 6.00%, 7/15/2028	72	78
Series 2075, Class PM, 6.25%, 8/15/2028	296	321
Series 2075, Class PH, 6.50%, 8/15/2028	276	307
Series 2086, Class GB, 6.00%, 9/15/2028	52	58
Series 2089, Class PJ, IO, 7.00%, 10/15/2028	107	11
Series 2095, Class PE, 6.00%, 11/15/2028	243	267
Series 2106, Class ZD, 6.00%, 12/15/2028	480	528
Series 2388, Class FB, 2.37%, 1/15/2029 (i)	108	109
Series 2110, Class PG, 6.00%, 1/15/2029	628	694
Series 2125, Class JZ, 6.00%, 2/15/2029	139	151
Series 2126, Class CB, 6.25%, 2/15/2029	712	780
Series 2132, Class SB, HB, IF, 22.83%, 3/15/2029 (i)	17	26
Series 2141, IO, 7.00%, 4/15/2029	9	1

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2019 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Series 2169, Class TB, 7.00%, 6/15/2029	541	610
Series 2163, Class PC, IO, 7.50%, 6/15/2029	45	5
Series 2172, Class QC, 7.00%, 7/15/2029	296	339
Series 2176, Class OJ, 7.00%, 8/15/2029	137	157
Series 3800, Class AI, IO, 4.00%, 11/15/2029	730	20
Series 2196, Class TL, 7.50%, 11/15/2029	1	1
Series 2201, Class C, 8.00%, 11/15/2029	119	134
Series 2204, Class GB, 8.00%, 12/20/2029 ‡ (i)	7	7
Series 2208, Class PG, 7.00%, 1/15/2030	286	329
Series 2209, Class TC, 8.00%, 1/15/2030	76	89
Series 2210, Class Z, 8.00%, 1/15/2030	279	329
Series 2224, Class CB, 8.00%, 3/15/2030	64	75
Series 3654, Class DC, 5.00%, 4/15/2030	6,098	6,823
Series 2230, Class Z, 8.00%, 4/15/2030	85	99
Series 2234, Class PZ, 7.50%, 5/15/2030	66	77
Series 2247, Class Z, 7.50%, 8/15/2030	64	73
Series 2256, Class MC, 7.25%, 9/15/2030	165	193
Series 2259, Class ZM, 7.00%, 10/15/2030	186	215
Series 2262, Class Z, 7.50%, 10/15/2030	19	22
Series 2271, Class PC, 7.25%, 12/15/2030	206	238
Series 2296, Class PD, 7.00%, 3/15/2031	116	133
Series 2313, Class LA, 6.50%, 5/15/2031	44	50
Series 2325, Class PM, 7.00%, 6/15/2031	100	116
Series 2359, Class ZB, 8.50%, 6/15/2031	232	277
Series 2333, Class HC, 6.00%, 7/15/2031	83	94
Series 2332, Class ZH, 7.00%, 7/15/2031	236	272
Series 2344, Class ZD, 6.50%, 8/15/2031	1,422	1,674
Series 2344, Class ZJ, 6.50%, 8/15/2031	155	172
Series 2345, Class NE, 6.50%, 8/15/2031	97	111
Series 2351, Class PZ, 6.50%, 8/15/2031	134	151
Series 2367, Class ME, 6.50%, 10/15/2031	126	140
Series 2399, Class OH, 6.50%, 1/15/2032	169	192
Series 2399, Class TH, 6.50%, 1/15/2032	205	234
Series 2418, Class FO, 2.67%, 2/15/2032 (i)	558	567
Series 2475, Class S, IF, IO, 6.23%, 2/15/2032 (i)	572	99
Series 2410, Class OE, 6.38%, 2/15/2032	138	149
Series 2410, Class NG, 6.50%, 2/15/2032	228	260
Series 2420, Class XK, 6.50%, 2/15/2032	278	317
Series 2410, Class QX, IF, IO, 6.88%, 2/15/2032 (i)	118	26
Series 2412, Class SP, IF, 12.57%, 2/15/2032 (i)	319	413
Series 2410, Class QS, IF, 14.91%, 2/15/2032 (i)	290	421
Series 2444, Class ES, IF, IO, 6.18%, 3/15/2032 (i)	241	43
Series 2450, Class SW, IF, IO, 6.23%, 3/15/2032 (i)	157	27
Series 2423, Class TB, 6.50%, 3/15/2032	360	400
Series 2430, Class WF, 6.50%, 3/15/2032	371	427
Series 2423, Class MC, 7.00%, 3/15/2032	222	256
Series 2423, Class MT, 7.00%, 3/15/2032	256	297
Series 2434, Class ZA, 6.50%, 4/15/2032	813	906
Series 2435, Class CJ, 6.50%, 4/15/2032	596	677
Series 2441, Class GF, 6.50%, 4/15/2032	88	101
Series 2434, Class TC, 7.00%, 4/15/2032	440	506
Series 2436, Class MC, 7.00%, 4/15/2032	153	172
Series 2455, Class GK, 6.50%, 5/15/2032	264	303
Series 2450, Class GZ, 7.00%, 5/15/2032	235	275
Series 2458, Class ZM, 6.50%, 6/15/2032	244	270
Series 2466, Class DH, 6.50%, 6/15/2032	179	200
Series 2466, Class PH, 6.50%, 6/15/2032	304	346
Series 2474, Class NR, 6.50%, 7/15/2032	287	324

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2019 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Series 2484, Class LZ, 6.50%, 7/15/2032	373	435
Series 3393, Class JO, PO, 9/15/2032	932	873
Series 2500, Class MC, 6.00%, 9/15/2032	355	401
Series 2835, Class QO, PO, 12/15/2032	48	43
Series 2571, Class FY, 2.52%, 12/15/2032 (i)	346	352
Series 2543, Class YX, 6.00%, 12/15/2032	678	750
Series 2544, Class HC, 6.00%, 12/15/2032	385	439
Series 2571, Class SY, IF, 14.36%, 12/15/2032 (i)	204	276
Series 2552, Class ME, 6.00%, 1/15/2033	429	488
Series 2567, Class QD, 6.00%, 2/15/2033	356	407
Series 2575, Class ME, 6.00%, 2/15/2033	1,639	1,845
Series 2596, Class QG, 6.00%, 3/15/2033	286	310
Series 2586, Class WI, IO, 6.50%, 3/15/2033	182	36
Series 2631, Class SA, IF, 11.61%, 6/15/2033 (i)	659	819
Series 2653, Class PZ, 5.00%, 7/15/2033	4,110	4,543
Series 2642, Class SL, IF, 5.91%, 7/15/2033 (i)	4	5
Series 2692, Class SC, IF, 9.76%, 7/15/2033 (i)	216	264
Series 4238, Class WY, 3.00%, 8/15/2033	4,297	4,426
Series 2671, Class S, IF, 11.52%, 9/15/2033 (i)	175	231
Series 2733, Class SB, IF, 6.42%, 10/15/2033 (i)	5,077	5,576
Series 2780, Class SY, IF, 12.62%, 11/15/2033 (i)	87	111
Series 2722, Class PF, 2.37%, 12/15/2033 (i)	1,538	1,549
Series 3920, Class LP, 5.00%, 1/15/2034	2,288	2,548
Series 2744, Class PE, 5.50%, 2/15/2034	33	34
Series 2802, Class OH, 6.00%, 5/15/2034	1,196	1,310
Series 2990, Class SL, IF, 18.02%, 6/15/2034 (i)	378	466
Series 3611, PO, 7/15/2034	947	862
Series 3305, Class MG, IF, 3.99%, 7/15/2034 (i)	367	388
Series 2990, Class GO, PO, 2/15/2035	289	259
Series 2929, Class MS, HB, IF, 20.39%, 2/15/2035 (i)	371	501
Series 3077, Class TO, PO, 4/15/2035	429	404
Series 2968, Class EH, 6.00%, 4/15/2035	9,187	10,441
Series 2981, Class FA, 2.17%, 5/15/2035 (i)	495	494
Series 2988, Class AF, 2.07%, 6/15/2035 (i)	632	629
Series 2990, Class WP, IF, 12.07%, 6/15/2035 (i)	15	19
Series 3014, Class OD, PO, 8/15/2035	63	56
Series 3085, Class WF, 2.57%, 8/15/2035 (i)	480	489
Series 3029, Class SO, PO, 9/15/2035	170	161
Series 3064, Class SG, IF, 14.12%, 11/15/2035 (i)	281	392
Series 3101, Class UZ, 6.00%, 1/15/2036	1,122	1,283
Series 3102, Class HS, IF, 18.09%, 1/15/2036 (i)	70	100
Series 3117, Class AO, PO, 2/15/2036	688	637
Series 3117, Class EO, PO, 2/15/2036	242	216
Series 3117, Class OG, PO, 2/15/2036	229	210
Series 3117, Class OK, PO, 2/15/2036	210	189
Series 3122, Class OH, PO, 3/15/2036	425	387
Series 3122, Class OP, PO, 3/15/2036	394	364
Series 3134, PO, 3/15/2036	59	54
Series 3122, Class ZB, 6.00%, 3/15/2036	22	34
Series 3138, PO, 4/15/2036	299	272
Series 3147, PO, 4/15/2036	826	766
Series 3607, Class AO, PO, 4/15/2036	577	508
Series 3607, Class BO, PO, 4/15/2036	1,058	960
Series 3137, Class XP, 6.00%, 4/15/2036	698	800
Series 3219, Class DI, IO, 6.00%, 4/15/2036	583	123
Series 3819, Class ZQ, 6.00%, 4/15/2036	5,830	6,687
Series 3149, Class SO, PO, 5/15/2036	121	103
Series 3151, PO, 5/15/2036	316	284
Series 3153, Class EO, PO, 5/15/2036	449	398
Series 3233, Class OP, PO, 5/15/2036	86	78

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2019 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Series 3998, Class GF, 2.22%, 5/15/2036 (i)	3,674	3,681
Series 3710, Class FL, 2.27%, 5/15/2036 (i)	586	587
Series 3171, Class MO, PO, 6/15/2036	832	764
Series 3164, Class MG, 6.00%, 6/15/2036	170	189
Series 3523, Class SD, IF, 14.81%, 6/15/2036 (i)	176	227
Series 3179, Class OA, PO, 7/15/2036	227	206
Series 3194, Class SA, IF, IO, 5.33%, 7/15/2036 (i)	88	17
Series 3181, Class AZ, 6.50%, 7/15/2036	835	943
Series 3195, Class PD, 6.50%, 7/15/2036	636	716
Series 3200, PO, 8/15/2036	299	272
Series 3202, Class HI, IF, IO, 4.88%, 8/15/2036 (i)	4,654	715
Series 3200, Class AY, 5.50%, 8/15/2036	1,362	1,533
Series 3645, Class KZ, 5.50%, 8/15/2036	486	545
Series 3213, Class OA, PO, 9/15/2036	174	153
Series 3218, Class AO, PO, 9/15/2036	142	117
Series 3225, Class EO, PO, 10/15/2036	352	317
Series 3232, Class ST, IF, IO, 4.93%, 10/15/2036 (i)	447	58
Series 3704, Class DT, 7.50%, 11/15/2036	4,536	5,373
Series 3256, PO, 12/15/2036	177	158
Series 3704, Class CT, 7.00%, 12/15/2036	10,891	12,796
Series 3704, Class ET, 7.50%, 12/15/2036	3,903	4,692
Series 3261, Class OA, PO, 1/15/2037	191	169
Series 3260, Class CS, IF, IO, 4.37%, 1/15/2037 (i)	300	48
Series 3274, Class JO, PO, 2/15/2037	53	49
Series 3510, Class OD, PO, 2/15/2037	508	466
Series 3275, Class FL, 2.21%, 2/15/2037 (i)	336	337
Series 3274, Class B, 6.00%, 2/15/2037	515	571
Series 3286, PO, 3/15/2037	67	64
Series 3290, Class SB, IF, IO, 4.68%, 3/15/2037 (i)	490	81
Series 3443, Class SY, IF, 9.00%, 3/15/2037 (i)	173	207
Series 3373, Class TO, PO, 4/15/2037	217	194
Series 3302, Class UT, 6.00%, 4/15/2037	523	595
Series 3316, PO, 5/15/2037	340	319
Series 3318, Class AO, PO, 5/15/2037	12	11
Series 3607, PO, 5/15/2037	1,971	1,750
Series 3315, Class HZ, 6.00%, 5/15/2037	571	618
Series 3326, Class JO, PO, 6/15/2037	36	33
Series 3331, PO, 6/15/2037	186	167
Series 3607, Class OP, PO, 7/15/2037	1,682	1,463
Series 4032, Class TO, PO, 7/15/2037	2,659	2,460
Series 4048, Class FJ, 2.43%, 7/15/2037 (i)	6,737	6,725
Series 3344, Class SL, IF, IO, 4.83%, 7/15/2037 (i)	371	58
Series 3365, PO, 9/15/2037	272	239
Series 3371, Class FA, 2.37%, 9/15/2037 (i)	141	141
Series 3387, Class SA, IF, IO, 4.65%, 11/15/2037 (i)	2,155	371
Series 3383, Class SA, IF, IO, 4.68%, 11/15/2037 (i)	1,380	247
Series 3404, Class SC, IF, IO, 4.23%, 1/15/2038 (i)	2,624	393
Series 3422, Class SE, IF, 13.04%, 2/15/2038 (i)	101	120
Series 3423, Class PB, 5.50%, 3/15/2038	2,227	2,493
Series 3424, Class PI, IF, IO, 5.03%, 4/15/2038 (i)	1,140	158
Series 3453, Class B, 5.50%, 5/15/2038	279	305
Series 3455, Class SE, IF, IO, 4.43%, 6/15/2038 (i)	1,122	172
Series 3461, Class LZ, 6.00%, 6/15/2038	116	131
Series 3461, Class Z, 6.00%, 6/15/2038	3,073	3,425
Series 3481, Class SJ, IF, IO, 4.08%, 8/15/2038 (i)	1,895	325
Series 3895, Class WA, 5.70%, 10/15/2038 (i)	941	1,036
Series 3501, Class CB, 5.50%, 1/15/2039	1,552	1,740
Series 3546, Class A, 4.01%, 2/15/2039 (i)	553	567
Series 3511, Class SA, IF, IO, 4.23%, 2/15/2039 (i)	764	124
Series 4095, Class FB, 2.17%, 4/15/2039 (i)	2,709	2,722
Series 4087, Class FA, 2.22%, 5/15/2039 (i)	2,517	2,521

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2019 (Unaudited) (continued)

Investments	Principal Amount ($000)		Value ($000)
Series 3531, Class SM, IF, IO, 4.33%, 5/15/2039 (i)	174		12
Series 3531, Class SA, IF, IO, 4.53%, 5/15/2039 (i)	971		67
Series 3549, Class FA, 2.97%, 7/15/2039 (i)	239		244
Series 3680, Class MA, 4.50%, 7/15/2039	4,604		4,864
Series 4073, Class MF, 2.22%, 8/15/2039 (i)	673		676
Series 4219, Class JA, 3.50%, 8/15/2039	3,449		3,523
Series 3607, Class TO, PO, 10/15/2039	936		829
Series 3795, Class EI, IO, 5.00%, 10/15/2039	2,176		195
Series 3608, Class SC, IF, IO, 4.48%, 12/15/2039 (i)	791		109
Series 3621, Class BO, PO, 1/15/2040	876		788
Series 3802, Class LS, IF, IO, 2.22%, 1/15/2040 (i)	6,004		331
Series 3632, Class BS, IF, 11.62%, 2/15/2040 (i)	2,824		3,678
Series 3966, Class BF, 2.27%, 10/15/2040 (i)	1,131		1,137
Series 3740, Class SB, IF, IO, 4.23%, 10/15/2040 (i)	3,928		593
Series 3740, Class SC, IF, IO, 4.23%, 10/15/2040 (i)	2,855		399
Series 3801, Class GB, 4.50%, 11/15/2040	1,072		1,215
Series 3779, Class GZ, 4.50%, 12/15/2040	13,567		14,264
Series 3779, Class Z, 4.50%, 12/15/2040	36,486		39,788
Series 3860, Class PZ, 5.00%, 5/15/2041	11,268		13,008
Series 3852, Class QN, IF, 5.50%, 5/15/2041 (i)	2,146		2,268
Series 3852, Class TP, IF, 5.50%, 5/15/2041 (i)	6,310		6,923
Series 4048, Class FB, 2.17%, 10/15/2041 (i)	5,911		5,920
Series 3957, Class B, 4.00%, 11/15/2041	4,775		5,068
Series 3966, Class NA, 4.00%, 12/15/2041	2,805		3,026
Series 4012, Class FN, 2.27%, 3/15/2042 (i)	6,901		6,905
Series 4077, Class FB, 2.27%, 7/15/2042 (i)	3,254		3,270
Series 4217, Class KY, 3.00%, 6/15/2043	1,794		1,867
Series 4257, Class DZ, 2.50%, 10/15/2043	5,700		5,533
Series 4374, Class NC, 3.75%, 2/15/2046 (f)	3,926		3,966
Series 3688, Class GT, 7.38%, 11/15/2046 (i)	5,351		6,302
FHLMC, STRIPS
Series 243, Class 16, IO, 4.50%, 11/15/2020	10		—	(j)
Series 243, Class 17, IO, 4.50%, 12/15/2020	5		—	(j)
Series 134, Class B, IO, 9.00%, 4/1/2022	—	(j)	—	(j)
Series 197, PO, 4/1/2028	492		461
Series 233, Class 11, IO, 5.00%, 9/15/2035	1,056		204
Series 233, Class 12, IO, 5.00%, 9/15/2035	895		164
Series 233, Class 13, IO, 5.00%, 9/15/2035	1,683		321
Series 239, Class S30, IF, IO, 5.93%, 8/15/2036 (i)	3,072		708
Series 264, Class F1, 2.32%, 7/15/2042 (i)	16,681		16,660
Series 262, Class 35, 3.50%, 7/15/2042	36,683		38,696
Series 270, Class F1, 2.27%, 8/15/2042 (i)	6,782		6,816
Series 299, Class 300, 3.00%, 1/15/2043	3,718		3,881
Series 310, PO, 9/15/2043	7,654		6,754
FHLMC, Structured Pass-Through Certificates, Whole Loan
Series T-41, Class 3A, 5.42%, 7/25/2032 (i)	480		529
Series T-48, Class 1A, 4.90%, 7/25/2033 (i)	1,414		1,536
Series T-76, Class 2A, 2.27%, 10/25/2037 (i)	10,104		10,824
Series T-42, Class A5, 7.50%, 2/25/2042	1,968		2,358
Series T-51, Class 2A, 7.50%, 8/25/2042 (i)	332		413
Series T-54, Class 2A, 6.50%, 2/25/2043	1,990		2,328
Series T-54, Class 3A, 7.00%, 2/25/2043	647		768
Series T-56, Class A5, 5.23%, 5/25/2043	4,586		5,104
Series T-57, Class 1AP, PO, 7/25/2043	171		143
Series T-57, Class 1A3, 7.50%, 7/25/2043	460		565
Series T-58, Class APO, PO, 9/25/2043	191		161
Series T-58, Class 4A, 7.50%, 9/25/2043	2,530		2,926
Series T-59, Class 1AP, PO, 10/25/2043	225		152
Series T-59, Class 1A2, 7.00%, 10/25/2043	2,594		3,111
Series T-62, Class 1A1, 3.53%, 10/25/2044 (i)	3,726		3,774

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2019 (Unaudited) (continued)

Investments	Principal Amount ($000)		Value ($000)
First Horizon Alternative Mortgage Securities Trust
Series 2005-FA8, Class 1A19, 5.50%, 11/25/2035	818		661
Series 2007-FA4, Class 1A2, IF, IO, 3.94%, 8/25/2037 ‡ (i)	7,053		1,430
FNMA Trust, Whole Loan
Series 2004-W1, Class 2A2, 7.00%, 12/25/2033	1,866		2,140
Series 2003-W8, Class 3F1, 2.11%, 5/25/2042 (i)	255		252
Series 2003-W2, Class 2A9, 5.90%, 7/25/2042	470		529
Series 2003-W2, Class 1A1, 6.50%, 7/25/2042	815		929
Series 2003-W6, Class 2A4, 5.20%, 9/25/2042	2,992		3,277
Series 2003-W6, Class 3A, 6.50%, 9/25/2042	1,127		1,285
Series 2003-W8, Class 2A, 7.00%, 10/25/2042	1,237		1,437
Series 2004-W2, Class 2A2, 7.00%, 2/25/2044	405		463
Series 2004-W8, Class 3A, 7.50%, 6/25/2044	408		475
Series 2004-W15, Class 2AF, 1.96%, 8/25/2044 (i)	1,173		1,166
Series 2005-W3, Class 2AF, 1.93%, 3/25/2045 (i)	9,308		9,273
Series 2005-W4, Class 1A1, 6.00%, 8/25/2045	521		585
Series 2006-W2, Class 2A, 4.25%, 11/25/2045 (i)	1,285		1,360
Series 2006-W2, Class 1AF1, 1.93%, 2/25/2046 (i)	4,368		4,368
FNMA, Grantor Trust, Whole Loan
Series 1999-T2, Class A1, 7.50%, 1/19/2039 (i)	595		645
Series 2001-T3, Class A1, 7.50%, 11/25/2040	942		1,039
Series 2002-T16, Class A2, 7.00%, 7/25/2042	1,044		1,224
Series 2004-T2, Class 2A, 4.57%, 7/25/2043 (i)	927		976
Series 2004-T2, Class 1A4, 7.50%, 11/25/2043	1,830		2,120
Series 2004-T1, Class 1A2, 6.50%, 1/25/2044	208		238
Series 2004-T3, Class PT1, 10.34%, 1/25/2044 (i)	209		249
Series 2004-T3, Class 1A2, 6.50%, 2/25/2044	2,581		2,958
Series 2004-T3, Class 1A3, 7.00%, 2/25/2044	1,065		1,240
FNMA, REMIC
Series 1990-7, Class B, 8.50%, 1/25/2020	—	(j)	—	(j)
Series 1990-60, Class K, 5.50%, 6/25/2020	—	(j)	—	(j)
Series 1990-63, Class H, 9.50%, 6/25/2020	—	(j)	—	(j)
Series 1990-93, Class G, 5.50%, 8/25/2020	—	(j)	—	(j)
Series 1990-102, Class J, 6.50%, 8/25/2020	3		3
Series 1990-94, Class H, HB, 505.00%, 8/25/2020	—	(j)	—	(j)
Series 1990-95, Class J, HB, 1,118.04%, 8/25/2020	—	(j)	—	(j)
Series 1990-134, Class SC, IF, 19.04%, 11/25/2020 (i)	—	(j)	—	(j)
Series 1990-140, Class K, HB, 652.15%, 12/25/2020	—	(j)	—	(j)
Series 1991-7, Class K, HB, 908.50%, 2/25/2021	—	(j)	—	(j)
Series 1991-24, Class Z, 5.00%, 3/25/2021	1		1
Series 2001-4, Class PC, 7.00%, 3/25/2021	18		18
Series 1991-42, Class S, IF, 14.69%, 5/25/2021 (i)	—	(j)	—	(j)
Series G-14, Class L, 8.50%, 6/25/2021	—	(j)	—	(j)
Series G-18, Class Z, 8.75%, 6/25/2021	1		1
Series G-17, Class S, HB, 893.62%, 6/25/2021 (i)	—	(j)	—	(j)
Series 2001-48, Class Z, 6.50%, 9/25/2021	212		217
Series G-28, Class S, IF, 13.39%, 9/25/2021 (i)	—	(j)	—	(j)
Series G-35, Class M, 8.75%, 10/25/2021	1		1
Series G-51, Class SA, HB, IF, 25.25%, 12/25/2021 (i)	—	(j)	—	(j)
Series 2002-5, Class PK, 6.00%, 2/25/2022	223		229
Series 2002-1, Class HC, 6.50%, 2/25/2022	39		40
Series 2007-15, Class NO, PO, 3/25/2022	84		82
Series 1992-101, Class J, 7.50%, 6/25/2022	—	(j)	—	(j)
Series G92-42, Class Z, 7.00%, 7/25/2022	3		3
Series G92-35, Class E, 7.50%, 7/25/2022	38		40
Series 1992-117, Class MA, 8.00%, 7/25/2022	54		57
Series G92-44, Class ZQ, 8.00%, 7/25/2022	2		2
Series G92-35, Class G, HB, 1,184.78%, 7/25/2022	—	(j)	—	(j)
Series 1992-136, Class PK, 6.00%, 8/25/2022	9		10

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2019 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Series 1996-59, Class J, 6.50%, 8/25/2022	11	12
Series G92-52, Class FD, 1.84%, 9/25/2022 (i)	4	4
Series 1992-143, Class MA, 5.50%, 9/25/2022	5	5
Series 2002-54, Class PG, 6.00%, 9/25/2022	357	368
Series G92-54, Class ZQ, 7.50%, 9/25/2022	23	24
Series 1992-163, Class M, 7.75%, 9/25/2022	16	17
Series 1992-150, Class M, 8.00%, 9/25/2022	59	62
Series G92-62, Class B, PO, 10/25/2022	6	6
Series G92-59, Class F, 1.83%, 10/25/2022 (i)	3	3
Series G92-61, Class Z, 7.00%, 10/25/2022	8	9
Series 1992-188, Class PZ, 7.50%, 10/25/2022	34	36
Series G93-1, Class KA, 7.90%, 1/25/2023	32	34
Series G93-5, Class Z, 6.50%, 2/25/2023	16	16
Series 1997-61, Class ZC, 7.00%, 2/25/2023	153	161
Series 1993-27, Class SA, IF, 15.50%, 2/25/2023 (i)	6	7
Series 2003-17, Class EQ, 5.50%, 3/25/2023	645	672
Series G93-14, Class J, 6.50%, 3/25/2023	11	12
Series 1993-37, Class PX, 7.00%, 3/25/2023	106	111
Series 1993-25, Class J, 7.50%, 3/25/2023	37	39
Series 1993-21, Class KA, 7.70%, 3/25/2023	15	16
Series 1998-4, Class C, PO, 4/25/2023	7	7
Series 2003-23, Class EQ, 5.50%, 4/25/2023	1,239	1,286
Series G93-17, Class SI, IF, 6.00%, 4/25/2023 (i)	25	26
Series 1993-54, Class Z, 7.00%, 4/25/2023	33	34
Series 1993-62, Class SA, IF, 17.90%, 4/25/2023 (i)	16	18
Series 1998-43, Class SA, IF, IO, 18.36%, 4/25/2023 (i)	31	7
Series 2003-39, Class LW, 5.50%, 5/25/2023	292	302
Series 1993-56, Class PZ, 7.00%, 5/25/2023	378	400
Series 2008-47, Class SI, IF, IO, 4.79%, 6/25/2023 (i)	111	3
Series 2008-61, Class BH, 4.50%, 7/25/2023	438	464
Series 1993-136, Class ZB, 6.00%, 7/25/2023 (i)	156	165
Series 1993-122, Class M, 6.50%, 7/25/2023	8	9
Series 1993-99, Class Z, 7.00%, 7/25/2023	192	203
Series 2002-1, Class G, 7.00%, 7/25/2023	119	126
Series G93-27, Class FD, 2.59%, 8/25/2023 (i)	20	20
Series 1999-38, Class SK, IF, IO, 6.34%, 8/25/2023 (i)	6	—	(j)
Series 2002-83, Class CS, 6.88%, 8/25/2023	178	187
Series 1993-141, Class Z, 7.00%, 8/25/2023	306	322
Series 1996-14, Class SE, IF, IO, 8.97%, 8/25/2023 (i)	162	19
Series 1993-205, Class H, PO, 9/25/2023	14	14
Series G93-37, Class H, PO, 9/25/2023	5	5
Series 2008-76, Class GF, 2.36%, 9/25/2023 (i)	2	2
Series 1993-178, Class PK, 6.50%, 9/25/2023	17	18
Series 1993-165, Class SD, IF, 12.47%, 9/25/2023 (i)	9	10
Series 1993-165, Class SK, IF, 12.50%, 9/25/2023 (i)	12	12
Series 1993-183, Class KA, 6.50%, 10/25/2023	243	259
Series 1993-189, Class PL, 6.50%, 10/25/2023	96	101
Series 1993-179, Class SC, IF, 10.50%, 10/25/2023 (i)	5	6
Series 1999-52, Class NS, IF, 18.60%, 10/25/2023 (i)	14	18
Series 1993-179, Class SB, HB, IF, 24.82%, 10/25/2023 (i)	8	9
Series 1994-9, Class E, PO, 11/25/2023	2	1
Series 1995-19, Class Z, 6.50%, 11/25/2023	95	105
Series 1993-230, Class FA, 2.42%, 12/25/2023 (i)	8	8
Series 1993-247, Class FE, 2.71%, 12/25/2023 (i)	20	20
Series 1993-225, Class UB, 6.50%, 12/25/2023	26	28
Series 1993-247, Class SU, IF, 11.82%, 12/25/2023 (i)	9	10
Series 2002-1, Class UD, IF, 18.52%, 12/25/2023 (i)	20	25

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2019 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Series 1993-247, Class SA, HB, IF, 26.02%, 12/25/2023 (i)	25	29
Series 2009-9, IO, 5.00%, 2/25/2024	41	—	(j)
Series 2009-15, Class MI, IO, 5.00%, 3/25/2024	1	—	(j)
Series 2009-18, IO, 5.00%, 3/25/2024	8	—	(j)
Series 1994-37, Class L, 6.50%, 3/25/2024	77	82
Series 1994-40, Class Z, 6.50%, 3/25/2024	481	514
Series 1994-62, Class PK, 7.00%, 4/25/2024	718	762
Series 1994-63, Class PK, 7.00%, 4/25/2024	310	334
Series 2004-53, Class NC, 5.50%, 7/25/2024	79	83
Series 2004-65, Class EY, 5.50%, 8/25/2024	837	881
Series 2004-81, Class JG, 5.00%, 11/25/2024	1,305	1,373
Series 1995-2, Class Z, 8.50%, 1/25/2025	18	20
Series G95-1, Class C, 8.80%, 1/25/2025	25	29
Series 2005-67, Class EY, 5.50%, 8/25/2025	885	943
Series 2005-121, Class DX, 5.50%, 1/25/2026	559	593
Series 2006-94, Class GK, HB, IF, 24.71%, 10/25/2026 (i)	122	168
Series 1996-48, Class Z, 7.00%, 11/25/2026	176	191
Series 1997-20, IO, 1.84%, 3/25/2027 (i)	64	2
Series 1997-20, Class IB, IO, 1.84%, 3/25/2027 (i)	23	1
Series 1997-27, Class J, 7.50%, 4/18/2027	37	41
Series 1997-29, Class J, 7.50%, 4/20/2027	54	61
Series 1997-32, Class PG, 6.50%, 4/25/2027	124	138
Series 1997-39, Class PD, 7.50%, 5/20/2027	236	268
Series 1997-42, Class ZC, 6.50%, 7/18/2027	11	12
Series 1997-81, Class PI, IO, 7.00%, 12/18/2027	57	6
Series 1998-36, Class ZB, 6.00%, 7/18/2028	64	70
Series 2008-55, Class S, IF, IO, 5.89%, 7/25/2028 (i)	1,882	206
Series 1998-66, Class SB, IF, IO, 6.44%, 12/25/2028 (i)	47	3
Series 2009-11, Class NB, 5.00%, 3/25/2029	1,546	1,636
Series 1999-18, Class Z, 5.50%, 4/18/2029	119	127
Series 1999-17, Class C, 6.35%, 4/25/2029	41	44
Series 1999-62, Class PB, 7.50%, 12/18/2029	63	72
Series 2000-2, Class ZE, 7.50%, 2/25/2030	361	414
Series 2000-20, Class SA, IF, IO, 7.39%, 7/25/2030 (i)	112	14
Series 2000-52, IO, 8.50%, 1/25/2031	18	4
Series 2001-7, Class PF, 7.00%, 3/25/2031	43	49
Series 2011-31, Class DB, 3.50%, 4/25/2031	8,452	8,854
Series 2001-33, Class ID, IO, 6.00%, 7/25/2031	239	41
Series 2001-30, Class PM, 7.00%, 7/25/2031	139	162
Series 2001-36, Class DE, 7.00%, 8/25/2031	306	349
Series 2001-49, Class Z, 6.50%, 9/25/2031	62	71
Series 2001-44, Class MY, 7.00%, 9/25/2031	344	400
Series 2001-44, Class PD, 7.00%, 9/25/2031	74	85
Series 2001-44, Class PU, 7.00%, 9/25/2031	60	70
Series 2001-60, Class QS, IF, 18.52%, 9/25/2031 (i)	176	246
Series 2001-52, Class KB, 6.50%, 10/25/2031	46	51
Series 2003-52, Class SX, IF, 17.83%, 10/25/2031 (i)	120	185
Series 2001-60, Class PX, 6.00%, 11/25/2031	444	499
Series 2001-61, Class Z, 7.00%, 11/25/2031	468	545
Series 2004-74, Class SW, IF, 11.98%, 11/25/2031 (i)	134	176
Series 2001-72, Class SX, IF, 13.49%, 12/25/2031 (i)	14	18
Series 2001-81, Class LO, PO, 1/25/2032	17	16
Series 2002-1, Class SA, IF, 19.64%, 2/25/2032 (i)	34	47
Series 2002-13, Class SJ, IF, IO, 1.60%, 3/25/2032 (i)	429	16
Series 2002-13, Class ST, IF, 10.00%, 3/25/2032 (i)	6	7
Series 2002-21, Class LO, PO, 4/25/2032	14	13
Series 2002-15, Class ZA, 6.00%, 4/25/2032	1,083	1,205

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2019 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Series 2002-21, Class PE, 6.50%, 4/25/2032	197	224
Series 2002-28, Class PK, 6.50%, 5/25/2032	406	461
Series 2002-37, Class Z, 6.50%, 6/25/2032	175	196
Series 2006-130, Class GI, IO, 6.50%, 7/25/2032	741	133
Series 2002-48, Class GH, 6.50%, 8/25/2032	483	545
Series 2002-71, Class AP, 5.00%, 11/25/2032	108	115
Series 2011-39, Class ZA, 6.00%, 11/25/2032	3,215	3,664
Series 2004-61, Class SK, IF, 8.50%, 11/25/2032 (i)	146	170
Series 2004-61, Class SH, IF, 17.16%, 11/25/2032 (i)	54	78
Series 2004-59, Class BG, PO, 12/25/2032	96	87
Series 2002-78, Class Z, 5.50%, 12/25/2032	1,025	1,150
Series 2002-77, Class S, IF, 11.35%, 12/25/2032 (i)	79	96
Series 2003-9, Class NZ, 6.50%, 2/25/2033	173	194
Series 2003-14, Class TI, IO, 5.00%, 3/25/2033	180	15
Series 2003-22, Class UD, 4.00%, 4/25/2033	1,703	1,822
Series 2003-35, Class EA, PO, 5/25/2033	48	43
Series 2003-42, Class GB, 4.00%, 5/25/2033	108	115
Series 2003-34, Class AX, 6.00%, 5/25/2033	301	342
Series 2003-34, Class ED, 6.00%, 5/25/2033	1,369	1,551
Series 2003-34, Class GE, 6.00%, 5/25/2033	644	713
Series 2003-39, IO, 6.00%, 5/25/2033 (i)	80	15
Series 2003-33, Class IA, IO, 6.50%, 5/25/2033	727	164
Series 2007-97, Class KI, IO, 7.00%, 5/25/2033	1,274	152
Series 2004-4, Class QI, IF, IO, 5.39%, 6/25/2033 (i)	433	20
Series 2003-47, Class PE, 5.75%, 6/25/2033	519	583
Series 2004-4, Class QM, IF, 10.78%, 6/25/2033 (i)	322	350
Series 2003-64, Class SX, IF, 9.30%, 7/25/2033 (i)	192	225
Series 2004-36, Class SN, IF, 10.78%, 7/25/2033 (i)	14	14
Series 2003-132, Class OA, PO, 8/25/2033	37	34
Series 2003-71, Class DS, IF, 5.09%, 8/25/2033 (i)	760	827
Series 2003-72, Class IE, IO, 5.50%, 8/25/2033	1,822	339
Series 2003-73, Class HC, 5.50%, 8/25/2033	863	969
Series 2003-74, Class SH, IF, 7.10%, 8/25/2033 (i)	81	94
Series 2005-56, Class TP, IF, 13.03%, 8/25/2033 (i)	251	293
Series 2003-91, Class SD, IF, 9.65%, 9/25/2033 (i)	127	151
Series 2013-100, Class WB, 3.00%, 10/25/2033	7,887	8,067
Series 2003-105, Class AZ, 5.50%, 10/25/2033	6,204	6,964
Series 2003-116, Class SB, IF, IO, 5.89%, 11/25/2033 (i)	942	166
Series 2006-44, Class P, PO, 12/25/2033	730	661
Series 2003-122, Class ZJ, 6.00%, 12/25/2033	5,090	5,867
Series 2003-130, Class CS, IF, 10.68%, 12/25/2033 (i)	27	27
Series 2004-87, Class F, 2.46%, 1/25/2034 (i)	1,120	1,140
Series 2003-130, Class SX, IF, 8.96%, 1/25/2034 (i)	31	36
Series 2003-131, Class SK, IF, 12.78%, 1/25/2034 (i)	94	111
Series 2004-46, Class EP, PO, 3/25/2034	829	786
Series 2004-28, Class PF, 2.11%, 3/25/2034 (i)	760	762
Series 2004-17, Class H, 5.50%, 4/25/2034	1,865	2,122
Series 2004-25, Class SA, IF, 14.83%, 4/25/2034 (i)	417	567
Series 2004-36, Class FA, 2.11%, 5/25/2034 (i)	2,006	2,007
Series 2004-46, Class SK, IF, 11.80%, 5/25/2034 (i)	111	141
Series 2004-36, Class SA, IF, 14.83%, 5/25/2034 (i)	858	1,224
Series 2004-46, Class QB, IF, 17.17%, 5/25/2034 (i)	173	244
Series 2004-50, Class VZ, 5.50%, 7/25/2034	3,262	3,598
Series 2004-51, Class SY, IF, 10.82%, 7/25/2034 (i)	122	147
Series 2005-93, Class MF, 1.96%, 8/25/2034 (i)	439	439
Series 2004-79, Class SP, IF, 15.10%, 11/25/2034 (i)	54	57
Series 2006-60, Class DO, PO, 4/25/2035	181	179
Series 2005-25, Class PF, 2.06%, 4/25/2035 (i)	899	896

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2019 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Series 2005-42, Class PS, IF, 12.73%, 5/25/2035 (i)	51	61
Series 2005-74, Class CS, IF, 15.32%, 5/25/2035 (i)	861	1,061
Series 2005-74, Class SK, IF, 15.43%, 5/25/2035 (i)	592	734
Series 2005-74, Class CP, IF, 18.49%, 5/25/2035 (i)	198	246
Series 2005-68, Class UC, 5.00%, 6/25/2035	39	39
Series 2005-59, Class SU, IF, 16.96%, 6/25/2035 (i)	261	392
Series 2005-56, Class S, IF, IO, 5.00%, 7/25/2035 (i)	631	130
Series 2005-66, Class SG, IF, 13.11%, 7/25/2035 (i)	249	340
Series 2005-68, Class PG, 5.50%, 8/25/2035	828	915
Series 2005-73, Class ZB, 5.50%, 8/25/2035	5,262	5,894
Series 2005-73, Class PS, IF, 12.43%, 8/25/2035 (i)	315	401
Series 2005-72, Class SB, IF, 12.61%, 8/25/2035 (i)	298	380
Series 2005-90, PO, 9/25/2035	101	97
Series 2005-75, Class SV, IF, 17.37%, 9/25/2035 (i)	80	109
Series 2010-39, Class OT, PO, 10/25/2035	196	183
Series 2005-84, Class XM, 5.75%, 10/25/2035	733	812
Series 2005-90, Class ES, IF, 12.61%, 10/25/2035 (i)	346	451
Series 2005-106, Class US, IF, 18.30%, 11/25/2035 (i)	1,582	2,223
Series 2005-110, Class GL, 5.50%, 12/25/2035	4,118	4,625
Series 2006-46, Class UC, 5.50%, 12/25/2035	422	450
Series 2005-109, Class PC, 6.00%, 12/25/2035	131	144
Series 2006-15, Class OT, PO, 1/25/2036	21	21
Series 2006-39, Class WC, 5.50%, 1/25/2036	257	275
Series 2006-16, Class OA, PO, 3/25/2036	162	146
Series 2006-8, Class WQ, PO, 3/25/2036	1,521	1,318
Series 2006-8, Class WN, IF, IO, 4.99%, 3/25/2036 (i)	5,576	1,126
Series 2006-12, Class BZ, 5.50%, 3/25/2036	1,910	2,102
Series 2006-16, Class HZ, 5.50%, 3/25/2036	624	694
Series 2006-8, Class JZ, 5.50%, 3/25/2036	2,139	2,380
Series 2006-11, Class PS, IF, 18.30%, 3/25/2036 (i)	144	218
Series 2006-22, Class AO, PO, 4/25/2036	510	462
Series 2006-23, Class KO, PO, 4/25/2036	195	179
Series 2006-27, Class OH, PO, 4/25/2036	398	365
Series 2006-23, Class FK, 1.96%, 4/25/2036 (i)	723	719
Series 2006-33, Class LS, HB, IF, 22.46%, 5/25/2036 (i)	168	267
Series 2006-43, PO, 6/25/2036	141	132
Series 2006-43, Class DO, PO, 6/25/2036	431	383
Series 2006-44, Class GO, PO, 6/25/2036	274	248
Series 2006-50, Class JO, PO, 6/25/2036	990	889
Series 2006-50, Class PS, PO, 6/25/2036	1,191	1,114
Series 2006-46, Class FW, 2.11%, 6/25/2036 (i)	319	316
Series 2006-53, Class US, IF, IO, 4.87%, 6/25/2036 (i)	1,179	190
Series 2006-46, Class SW, IF, 17.94%, 6/25/2036 (i)	51	76
Series 2006-113, PO, 7/25/2036	91	90
Series 2006-58, PO, 7/25/2036	168	152
Series 2006-58, Class AP, PO, 7/25/2036	92	82
Series 2006-65, Class QO, PO, 7/25/2036	320	291
Series 2006-56, Class FC, 2.00%, 7/25/2036 (i)	2,614	2,610
Series 2006-58, Class FL, 2.17%, 7/25/2036 (i)	272	272
Series 2006-58, Class IG, IF, IO, 4.81%, 7/25/2036 (i)	467	47
Series 2006-71, Class ZL, 6.00%, 7/25/2036	3,617	4,106
Series 2006-63, Class ZH, 6.50%, 7/25/2036	1,556	1,792
Series 2011-19, Class ZY, 6.50%, 7/25/2036	2,062	2,407
Series 2006-60, Class AK, HB, IF, 21.97%, 7/25/2036 (i)	160	254
Series 2006-62, Class PS, HB, IF, 29.65%, 7/25/2036 (i)	121	239
Series 2006-72, Class TO, PO, 8/25/2036	115	102
Series 2006-79, Class DO, PO, 8/25/2036	232	217
Series 2006-79, Class OP, PO, 8/25/2036	331	316

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2019 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Series 2006-79, Class DF, 2.06%, 8/25/2036 (i)	980	966
Series 2007-7, Class SG, IF, IO, 4.79%, 8/25/2036 (i)	810	241
Series 2006-77, Class PC, 6.50%, 8/25/2036	1,056	1,189
Series 2006-78, Class BZ, 6.50%, 8/25/2036	327	369
Series 2006-86, Class OB, PO, 9/25/2036	323	293
Series 2006-90, Class AO, PO, 9/25/2036	273	250
Series 2008-42, Class AO, PO, 9/25/2036	126	112
Series 2006-85, Class MZ, 6.50%, 9/25/2036	110	124
Series 2009-19, Class PW, 4.50%, 10/25/2036	1,440	1,565
Series 2006-95, Class SG, IF, 19.37%, 10/25/2036 (i)	181	269
Series 2006-109, PO, 11/25/2036	79	71
Series 2006-110, PO, 11/25/2036	499	450
Series 2006-111, Class EO, PO, 11/25/2036	221	197
Series 2006-115, Class OK, PO, 12/25/2036	273	241
Series 2006-119, PO, 12/25/2036	112	103
Series 2006-118, Class A1, 1.88%, 12/25/2036 (i)	529	526
Series 2006-118, Class A2, 1.88%, 12/25/2036 (i)	2,405	2,380
Series 2006-117, Class GS, IF, IO, 4.94%, 12/25/2036 (i)	992	154
Series 2006-115, Class ES, IF, 19.73%, 12/25/2036 (i)	43	63
Series 2006-128, PO, 1/25/2037	282	251
Series 2009-70, Class CO, PO, 1/25/2037	736	664
Series 2006-128, Class BP, 5.50%, 1/25/2037	206	221
Series 2007-10, Class FD, 1.96%, 2/25/2037 (i)	709	710
Series 2007-1, Class SD, HB, IF, 28.75%, 2/25/2037 (i)	73	203
Series 2007-14, Class OP, PO, 3/25/2037	227	208
Series 2007-77, Class FG, 2.21%, 3/25/2037 (i)	538	539
Series 2007-16, Class FC, 2.46%, 3/25/2037 (i)	357	370
Series 2007-22, Class SC, IF, IO, 4.37%, 3/25/2037 (i)	33	1
Series 2007-14, Class ES, IF, IO, 4.73%, 3/25/2037 (i)	1,929	311
Series 2009-63, Class P, 5.00%, 3/25/2037	43	47
Series 2007-18, Class MZ, 6.00%, 3/25/2037	588	646
Series 2007-28, Class EO, PO, 4/25/2037	715	673
Series 2007-35, Class SI, IF, IO, 4.39%, 4/25/2037 (i)	481	39
Series 2007-29, Class SG, IF, 16.97%, 4/25/2037 (i)	360	550
Series 2007-43, Class FL, 2.01%, 5/25/2037 (i)	361	361
Series 2007-42, Class B, 6.00%, 5/25/2037	1,216	1,366
Series 2007-54, Class FA, 2.11%, 6/25/2037 (i)	1,990	2,001
Series 2007-98, Class FB, 2.16%, 6/25/2037 (i)	186	193
Series 2007-92, Class YS, IF, IO, 4.07%, 6/25/2037 (i)	379	46
Series 2007-53, Class SH, IF, IO, 4.39%, 6/25/2037 (i)	1,129	157
Series 2007-54, Class WI, IF, IO, 4.39%, 6/25/2037 (i)	447	75
Series 2007-92, Class YA, 6.50%, 6/25/2037	228	254
Series 2007-67, PO, 7/25/2037	521	467
Series 2007-64, Class FB, 2.08%, 7/25/2037 (i)	481	482
Series 2007-97, Class FC, 2.21%, 7/25/2037 (i)	286	287
Series 2007-72, Class EK, IF, IO, 4.69%, 7/25/2037 (i)	3,185	505
Series 2007-65, Class KI, IF, IO, 4.91%, 7/25/2037 (i)	1,273	177
Series 2007-60, Class AX, IF, IO, 5.44%, 7/25/2037 (i)	5,412	1,293
Series 2007-70, Class Z, 5.50%, 7/25/2037	1,360	1,497
Series 2007-62, Class SE, IF, 12.23%, 7/25/2037 (i)	287	351
Series 2012-14, Class FB, 2.16%, 8/25/2037 (i)	844	846
Series 2007-76, Class AZ, 5.50%, 8/25/2037	323	359
Series 2007-76, Class ZG, 6.00%, 8/25/2037	474	535
Series 2007-78, Class CB, 6.00%, 8/25/2037	127	144
Series 2007-78, Class PE, 6.00%, 8/25/2037	611	684
Series 2007-81, Class GE, 6.00%, 8/25/2037	598	660
Series 2007-79, Class SB, IF, 17.75%, 8/25/2037 (i)	478	763
Series 2012-87, Class KF, 2.16%, 9/25/2037 (i)	2,150	2,155

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2019 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Series 2007-88, Class VI, IF, IO, 4.83%, 9/25/2037 (i)	1,769	349
Series 2007-85, Class SL, IF, 11.88%, 9/25/2037 (i)	118	150
Series 2009-86, Class OT, PO, 10/25/2037	4,667	4,339
Series 2007-100, Class SM, IF, IO, 4.74%, 10/25/2037 (i)	1,414	237
Series 2007-91, Class ES, IF, IO, 4.75%, 10/25/2037 (i)	1,866	346
Series 2007-106, Class A7, 6.18%, 10/25/2037 (i)	478	530
Series 2007-108, Class SA, IF, IO, 4.65%, 12/25/2037 (i)	60	7
Series 2007-109, Class AI, IF, IO, 4.69%, 12/25/2037 (i)	1,628	191
Series 2007-112, Class SA, IF, IO, 4.74%, 12/25/2037 (i)	1,757	288
Series 2007-112, Class MJ, 6.50%, 12/25/2037	1,371	1,576
Series 2007-116, Class HI, IO, 1.74%, 1/25/2038 (i)	2,948	133
Series 2008-1, Class BI, IF, IO, 4.20%, 2/25/2038 (i)	1,489	241
Series 2008-4, Class SD, IF, IO, 4.29%, 2/25/2038 (i)	3,411	517
Series 2008-18, Class FA, 2.61%, 3/25/2038 (i)	384	394
Series 2008-16, Class IS, IF, IO, 4.49%, 3/25/2038 (i)	387	40
Series 2008-10, Class XI, IF, IO, 4.52%, 3/25/2038 (i)	551	97
Series 2008-20, Class SA, IF, IO, 5.28%, 3/25/2038 (i)	819	157
Series 2008-18, Class SP, IF, 10.58%, 3/25/2038 (i)	185	217
Series 2008-32, Class SA, IF, IO, 5.14%, 4/25/2038 (i)	363	39
Series 2008-27, Class SN, IF, IO, 5.19%, 4/25/2038 (i)	619	103
Series 2011-22, Class MA, 6.50%, 4/25/2038	237	244
Series 2008-28, Class QS, IF, 15.58%, 4/25/2038 (i)	224	310
Series 2008-44, PO, 5/25/2038	15	13
Series 2008-46, Class HI, IO, 2.32%, 6/25/2038 (i)	1,144	72
Series 2008-56, Class AC, 5.00%, 7/25/2038	403	438
Series 2008-60, Class JC, 5.00%, 7/25/2038	404	447
Series 2008-53, Class CI, IF, IO, 5.49%, 7/25/2038 (i)	465	65
Series 2011-47, Class ZA, 5.50%, 7/25/2038	1,574	1,762
Series 2008-80, Class SA, IF, IO, 4.14%, 9/25/2038 (i)	1,563	240
Series 2008-81, Class SB, IF, IO, 4.14%, 9/25/2038 (i)	1,152	91
Series 2011-111, Class DF, 2.11%, 12/25/2038 (i)	24	24
Series 2010-148, Class MA, 4.00%, 2/25/2039	570	577
Series 2009-4, Class BD, 4.50%, 2/25/2039	55	59
Series 2009-6, Class GS, IF, IO, 4.84%, 2/25/2039 (i)	1,168	206
Series 2009-17, Class QS, IF, IO, 4.94%, 3/25/2039 (i)	461	65
Series 2012-89, Class FD, 2.16%, 4/25/2039 (i)	1,828	1,829
Series 2009-52, Class PI, IO, 5.00%, 7/25/2039	740	130
Series 2009-47, Class MT, 7.00%, 7/25/2039	24	27
Series 2009-59, Class HB, 5.00%, 8/25/2039	2,708	2,974
Series 2009-60, Class HT, 6.00%, 8/25/2039	3,328	3,798
Series 2009-65, Class MT, 5.00%, 9/25/2039	1,649	1,717
Series 2009-69, Class WA, 6.03%, 9/25/2039 (i)	1,345	1,513
Series 2009-84, Class WS, IF, IO, 4.19%, 10/25/2039 (i)	461	51
Series 2009-86, Class IP, IO, 5.50%, 10/25/2039	1,659	296
Series 2009-103, Class MB, 4.43%, 12/25/2039 (i)	1,566	1,612
Series 2009-99, Class SC, IF, IO, 4.47%, 12/25/2039 (i)	528	62
Series 2009-99, Class WA, 6.30%, 12/25/2039 (i)	2,603	2,923
Series 2009-113, Class AO, PO, 1/25/2040	409	366
Series 2009-112, Class ST, IF, IO, 4.54%, 1/25/2040 (i)	1,191	226
Series 2010-1, Class WA, 6.21%, 2/25/2040 (i)	533	592
Series 2010-16, Class WB, 6.20%, 3/25/2040 (i)	1,851	2,123
Series 2010-16, Class WA, 6.44%, 3/25/2040 (i)	2,031	2,328
Series 2010-49, Class SC, IF, 9.24%, 3/25/2040 (i)	2,593	3,109
Series 2010-40, Class FJ, 2.31%, 4/25/2040 (i)	489	492
Series 2010-35, Class SB, IF, IO, 4.71%, 4/25/2040 (i)	813	104
Series 2010-35, Class SJ, IF, 11.97%, 4/25/2040 (i)	1,206	1,537
Series 2010-43, Class FD, 2.31%, 5/25/2040 (i)	709	716
Series 2010-42, Class S, IF, IO, 4.69%, 5/25/2040 (i)	535	88

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2019 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Series 2010-63, Class AP, PO, 6/25/2040	671	606
Series 2010-64, Class DM, 5.00%, 6/25/2040	5,058	5,481
Series 2010-58, Class MB, 5.50%, 6/25/2040	7,757	8,516
Series 2010-71, Class HJ, 5.50%, 7/25/2040	3,151	3,577
Series 2010-102, Class PN, 5.00%, 9/25/2040	1,794	2,023
Series 2010-111, Class AM, 5.50%, 10/25/2040	11,997	13,723
Series 2010-125, Class SA, IF, IO, 2.73%, 11/25/2040 (i)	5,754	479
Series 2011-101, Class FM, 2.26%, 1/25/2041 (i)	1,100	1,107
Series 2010-147, Class SA, IF, IO, 4.82%, 1/25/2041 (i)	5,754	1,192
Series 2011-30, Class LS, IO, 2.14%, 4/25/2041 (i)	5,420	311
Series 2011-149, Class EF, 2.21%, 7/25/2041 (i)	562	564
Series 2011-75, Class FA, 2.26%, 8/25/2041 (i)	1,404	1,416
Series 2011-149, Class MF, 2.21%, 11/25/2041 (i)	2,143	2,153
Series 2011-118, Class LB, 7.00%, 11/25/2041	8,999	10,688
Series 2011-118, Class MT, 7.00%, 11/25/2041	10,935	12,922
Series 2011-118, Class NT, 7.00%, 11/25/2041	9,708	11,233
Series 2012-99, Class FA, 2.16%, 9/25/2042 (i)	2,842	2,830
Series 2012-101, Class FC, 2.21%, 9/25/2042 (i)	1,719	1,725
Series 2012-97, Class FB, 2.21%, 9/25/2042 (i)	6,045	6,053
Series 2012-108, Class F, 2.21%, 10/25/2042 (i)	4,956	4,958
Series 2013-81, Class TA, 3.00%, 2/25/2043	6,000	6,111
Series 2013-4, Class AJ, 3.50%, 2/25/2043	3,433	3,624
Series 2013-92, PO, 9/25/2043	10,315	8,946
Series 2013-101, Class DO, PO, 10/25/2043	8,276	7,249
Series 2013-128, PO, 12/25/2043	17,247	15,248
Series 2013-135, PO, 1/25/2044	6,624	5,788
Series 2018-63, Class DA, 3.50%, 9/25/2048	13,794	14,106
Series 2010-103, Class SB, IF, IO, 4.39%, 11/25/2049 (i)	754	61
Series 2011-2, Class WA, 5.86%, 2/25/2051 (i)	892	981
Series 2011-58, Class WA, 5.43%, 7/25/2051 (i)	266	296
FNMA, REMIC Trust
Series 2006-72, Class GO, PO, 8/25/2036	575	537
Series 2007-42, Class AO, PO, 5/25/2037	86	78
FNMA, REMIC Trust, Whole Loan
Series 2004-W10, Class A6, 5.75%, 8/25/2034	5,155	5,726
Series 2007-W3, Class 1A3, 6.75%, 4/25/2037	252	280
Series 2007-W5, PO, 6/25/2037	212	192
Series 2007-W7, Class 1A4, HB, IF, 28.24%, 7/25/2037 (i)	166	281
Series 2003-W4, Class 2A, 5.80%, 10/25/2042 (i)	116	131
Series 2003-W1, Class 1A1, 5.30%, 12/25/2042 (i)	882	960
Series 2003-W1, Class 2A, 5.82%, 12/25/2042 (i)	235	254
Series 2004-W11, Class 1A1, 6.00%, 5/25/2044	670	783
Series 2005-W1, Class 1A2, 6.50%, 10/25/2044	1,249	1,452
Series 2006-W3, Class 2A, 6.00%, 9/25/2046	988	1,085
Series 2007-W10, Class 2A, 6.31%, 8/25/2047 (i)	120	134
Series 2009-W1, Class A, 6.00%, 12/25/2049	4,607	5,270
FNMA, REMIC, Whole Loan
Series 2007-101, Class A2, 1.95%, 6/27/2036 (i)	3,245	3,188
Series 2002-90, Class A1, 6.50%, 6/25/2042	499	572
FNMA, STRIPS
Series 368, Class 3, IO, 4.50%, 11/25/2020	1	—	(j)
Series 218, Class 2, IO, 7.50%, 4/25/2023	5	1
Series 265, Class 2, 9.00%, 3/25/2024	4	4
Series 300, Class 1, PO, 9/25/2024	392	378
Series 329, Class 1, PO, 1/25/2033	75	68
Series 345, Class 6, IO, 5.00%, 12/25/2033 (i)	103	15
Series 365, Class 8, IO, 5.50%, 5/25/2036	391	83
Series 374, Class 5, IO, 5.50%, 8/25/2036	273	50
Series 393, Class 6, IO, 5.50%, 4/25/2037	122	20
Series 383, Class 33, IO, 6.00%, 1/25/2038	260	50
Series 412, Class F2, 2.21%, 8/25/2042 (i)	5,808	5,802
Series 411, Class F1, 2.26%, 8/25/2042 (i)	14,234	14,251

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2019 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
FNMA, Whole Loan Series 2007-W1, Class 1AF1, 1.97%, 11/25/2046 (i)	7,595	7,484
GMACM Mortgage Loan Trust Series 2005-AR3, Class 3A4, 3.89%, 6/19/2035 (i)	648	648
GNMA
Series 2008-36, Class AY, 5.00%, 4/16/2023	16	16
Series 1994-7, Class PQ, 6.50%, 10/16/2024	613	613
Series 1999-4, Class ZB, 6.00%, 2/20/2029	732	732
Series 2000-31, Class Z, 9.00%, 10/20/2030	147	146
Series 2000-36, Class IK, IO, 9.00%, 11/16/2030	10	—	(j)
Series 2001-35, Class SA, IF, IO, 6.49%, 8/16/2031 (i)	124	1
Series 2002-52, Class GH, 6.50%, 7/20/2032	573	572
Series 2003-114, Class SH, IF, 11.47%, 11/17/2032 (i)	106	117
Series 2002-75, Class PB, 6.00%, 11/20/2032	1,163	1,223
Series 2010-14, Class AO, PO, 12/20/2032	241	238
Series 2011-43, Class ZQ, 5.50%, 1/16/2033	3,153	3,471
Series 2003-58, Class BE, 6.50%, 1/20/2033	835	933
Series 2003-11, Class SK, IF, IO, 5.94%, 2/16/2033 (i)	311	8
Series 2008-29, PO, 2/17/2033	132	131
Series 2003-12, Class SP, IF, IO, 5.98%, 2/20/2033 (i)	187	31
Series 2003-24, PO, 3/16/2033	61	57
Series 2003-40, Class TJ, 6.50%, 3/20/2033	1,592	1,773
Series 2003-46, Class TC, 6.50%, 3/20/2033	467	512
Series 2003-25, Class PZ, 5.50%, 4/20/2033	1,770	1,918
Series 2003-46, Class MG, 6.50%, 5/20/2033	616	688
Series 2003-52, Class AP, PO, 6/16/2033	329	297
Series 2003-75, Class ZX, 6.00%, 9/16/2033	978	1,088
Series 2003-90, PO, 10/20/2033	50	47
Series 2010-41, Class WA, 5.82%, 10/20/2033 (i)	1,207	1,360
Series 2003-97, Class SA, IF, IO, 4.79%, 11/16/2033 (i)	667	75
Series 2003-112, Class SA, IF, IO, 4.79%, 12/16/2033 (i)	626	83
Series 2004-28, Class S, IF, 14.82%, 4/16/2034 (i)	326	463
Series 2005-7, Class JM, IF, 12.84%, 5/18/2034 (i)	27	32
Series 2004-46, PO, 6/20/2034	573	542
Series 2004-49, Class Z, 6.00%, 6/20/2034	2,141	2,377
Series 2004-73, Class AE, IF, 11.22%, 8/17/2034 (i)	187	205
Series 2010-103, Class WA, 5.71%, 8/20/2034 (i)	650	725
Series 2004-73, Class JL, IF, IO, 4.79%, 9/16/2034 (i)	2,234	375
Series 2004-71, Class ST, IF, 7.00%, 9/20/2034 (i)	250	269
Series 2004-71, Class SB, HB, IF, 21.00%, 9/20/2034 (i)	250	356
Series 2004-83, Class AP, IF, 10.45%, 10/16/2034 (i)	25	27
Series 2004-89, Class LS, IF, 17.92%, 10/16/2034 (i)	212	293
Series 2004-90, Class SI, IF, IO, 4.38%, 10/20/2034 (i)	3,323	444
Series 2005-44, Class SP, IF, 8.75%, 10/20/2034 (i)	15	16
Series 2004-96, Class SC, IF, IO, 4.36%, 11/20/2034 (i)	1,717	43
Series 2005-3, Class SK, IF, IO, 5.03%, 1/20/2035 (i)	2,267	495
Series 2005-68, Class DP, IF, 12.19%, 6/17/2035 (i)	778	943
Series 2008-79, Class CS, IF, 5.08%, 6/20/2035 (i)	1,167	1,253
Series 2005-56, Class IC, IO, 5.50%, 7/20/2035	235	43
Series 2005-66, Class SP, IF, 14.96%, 8/16/2035 (i)	130	194
Series 2010-14, Class CO, PO, 8/20/2035	1,369	1,236
Series 2005-65, Class SA, IF, 16.20%, 8/20/2035 (i)	27	47
Series 2005-68, Class KI, IF, IO, 4.58%, 9/20/2035 (i)	4,675	935
Series 2005-72, Class AZ, 5.50%, 9/20/2035	1,351	1,471
Series 2005-82, PO, 10/20/2035	290	250
Series 2010-14, Class BO, PO, 11/20/2035	429	388
Series 2005-91, Class PI, IO, 6.00%, 12/20/2035	455	75

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2019 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Series 2006-20, Class QA, 5.75%, 2/20/2036	237	249
Series 2006-16, Class OP, PO, 3/20/2036	374	340
Series 2006-22, Class AO, PO, 5/20/2036	522	495
Series 2006-38, Class SW, IF, IO, 4.78%, 6/20/2036 (i)	61	4
Series 2006-34, PO, 7/20/2036	73	68
Series 2006-33, Class Z, 6.50%, 7/20/2036	2,172	2,500
Series 2006-38, Class ZK, 6.50%, 8/20/2036	2,917	3,261
Series 2006-59, Class SD, IF, IO, 4.98%, 10/20/2036 (i)	698	122
Series 2006-57, Class PZ, 5.56%, 10/20/2036	1,304	1,404
Series 2006-65, Class SA, IF, IO, 5.08%, 11/20/2036 (i)	1,141	142
Series 2011-22, Class WA, 5.88%, 2/20/2037 (i)	423	483
Series 2007-57, PO, 3/20/2037	1,262	1,187
Series 2007-9, Class CI, IF, IO, 4.48%, 3/20/2037 (i)	1,186	171
Series 2007-17, Class JO, PO, 4/16/2037	691	602
Series 2007-17, Class JI, IF, IO, 5.05%, 4/16/2037 (i)	1,780	322
Series 2007-19, Class SD, IF, IO, 4.48%, 4/20/2037 (i)	689	69
Series 2010-129, Class AW, 5.98%, 4/20/2037 (i)	809	902
Series 2007-25, Class FN, 2.06%, 5/16/2037 (i)	490	489
Series 2007-28, Class BO, PO, 5/20/2037	107	97
Series 2007-26, Class SC, IF, IO, 4.48%, 5/20/2037 (i)	1,325	144
Series 2007-27, Class SD, IF, IO, 4.48%, 5/20/2037 (i)	1,363	193
Series 2007-35, PO, 6/16/2037	1,976	1,801
Series 2007-36, Class HO, PO, 6/16/2037	185	164
Series 2007-36, Class SE, IF, IO, 4.71%, 6/16/2037 (i)	792	96
Series 2007-36, Class SJ, IF, IO, 4.53%, 6/20/2037 (i)	1,075	108
Series 2007-45, Class QA, IF, IO, 4.92%, 7/20/2037 (i)	1,552	179
Series 2007-40, Class SN, IF, IO, 4.96%, 7/20/2037 (i)	1,540	196
Series 2007-40, Class SD, IF, IO, 5.03%, 7/20/2037 (i)	1,056	163
Series 2007-50, Class AI, IF, IO, 5.05%, 8/20/2037 (i)	377	71
Series 2008-20, PO, 9/20/2037	162	158
Series 2007-53, Class ES, IF, IO, 4.83%, 9/20/2037 (i)	1,066	146
Series 2007-53, Class SW, IF, 15.03%, 9/20/2037 (i)	265	334
Series 2008-32, Class PI, IO, 5.50%, 10/16/2037	1,410	114
Series 2008-7, Class SP, IF, 9.95%, 10/20/2037 (i)	186	211
Series 2009-79, Class OK, PO, 11/16/2037	2,084	1,912
Series 2007-74, Class SL, IF, IO, 4.78%, 11/16/2037 (i)	1,194	192
Series 2007-73, Class MI, IF, IO, 4.28%, 11/20/2037 (i)	1,220	129
Series 2007-76, Class SB, IF, IO, 4.78%, 11/20/2037 (i)	2,358	270
Series 2007-67, Class SI, IF, IO, 4.79%, 11/20/2037 (i)	1,335	137
Series 2007-72, Class US, IF, IO, 4.83%, 11/20/2037 (i)	1,074	187
Series 2008-7, Class SK, IF, 14.78%, 11/20/2037 (i)	132	171
Series 2007-79, Class SY, IF, IO, 4.83%, 12/20/2037 (i)	1,652	199
Series 2008-1, PO, 1/20/2038	76	68
Series 2015-137, Class WA, 5.50%, 1/20/2038 (i)	4,335	4,937
Series 2009-106, Class ST, IF, IO, 4.28%, 2/20/2038 (i)	10,589	1,380
Series 2008-17, IO, 5.50%, 2/20/2038	264	28
Series 2008-33, Class XS, IF, IO, 5.94%, 4/16/2038 (i)	622	101
Series 2008-36, Class SH, IF, IO, 4.58%, 4/20/2038 (i)	1,666	126
Series 2008-40, Class SA, IF, IO, 4.64%, 5/16/2038 (i)	5,485	839
Series 2008-55, Class SA, IF, IO, 4.48%, 6/20/2038 (i)	398	62
Series 2008-50, Class KB, 6.00%, 6/20/2038	837	961
Series 2008-60, Class CS, IF, IO, 4.43%, 7/20/2038 (i)	1,405	150
Series 2008-69, Class QD, 5.75%, 7/20/2038	1,309	1,387
Series 2008-71, Class SC, IF, IO, 4.28%, 8/20/2038 (i)	501	58
Series 2012-59, Class WA, 5.56%, 8/20/2038 (i)	1,987	2,270
Series 2008-76, Class US, IF, IO, 4.18%, 9/20/2038 (i)	1,696	231
Series 2008-81, Class S, IF, IO, 4.48%, 9/20/2038 (i)	3,482	340
Series 2009-25, Class SE, IF, IO, 5.88%, 9/20/2038 (i)	734	97

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2019 (Unaudited) (continued)

Investments	Principal Amount ($000)		Value ($000)
Series 2011-97, Class WA, 6.12%, 11/20/2038 (i)	1,382		1,576
Series 2009-35, Class SN, IF, IO, 4.64%, 12/16/2038 (i)	—	(j)	—	(j)
Series 2008-93, Class AS, IF, IO, 3.98%, 12/20/2038 (i)	1,769		187
Series 2008-96, Class SL, IF, IO, 4.28%, 12/20/2038 (i)	988		88
Series 2008-95, Class DS, IF, IO, 5.58%, 12/20/2038 (i)	3,118		623
Series 2011-163, Class WA, 5.85%, 12/20/2038 (i)	4,624		5,264
Series 2009-65, Class IQ, IO, 6.00%, 12/20/2038	319		23
Series 2014-6, Class W, 5.40%, 1/20/2039 (i)	3,795		4,209
Series 2009-6, Class SA, IF, IO, 4.34%, 2/16/2039 (i)	811		88
Series 2009-11, Class SC, IF, IO, 4.39%, 2/16/2039 (i)	1,246		115
Series 2009-10, Class SA, IF, IO, 4.23%, 2/20/2039 (i)	1,407		161
Series 2009-6, Class SH, IF, IO, 4.32%, 2/20/2039 (i)	864		74
Series 2009-24, Class DS, IF, IO, 4.58%, 3/20/2039 (i)	103		1
Series 2009-31, Class TS, IF, IO, 4.58%, 3/20/2039 (i)	1,317		94
Series 2009-14, Class KI, IO, 6.50%, 3/20/2039	453		83
Series 2009-14, Class NI, IO, 6.50%, 3/20/2039	1,016		251
Series 2009-22, Class SA, IF, IO, 4.55%, 4/20/2039 (i)	2,504		257
Series 2009-35, Class ZB, 5.50%, 5/16/2039	14,147		15,973
Series 2009-33, Class CI, IO, 5.50%, 5/20/2039	300		44
Series 2009-33, Class TI, IO, 6.00%, 5/20/2039	412		76
Series 2009-102, Class SM, IF, IO, 4.64%, 6/16/2039 (i)	672		15
Series 2009-43, Class SA, IF, IO, 4.23%, 6/20/2039 (i)	1,349		157
Series 2009-42, Class SC, IF, IO, 4.36%, 6/20/2039 (i)	1,930		206
Series 2009-64, Class SN, IF, IO, 4.34%, 7/16/2039 (i)	2,201		275
Series 2009-72, Class SM, IF, IO, 4.49%, 8/16/2039 (i)	2,136		399
Series 2009-104, Class AB, 7.00%, 8/16/2039	1,115		1,228
Series 2009-81, Class SB, IF, IO, 4.37%, 9/20/2039 (i)	3,422		346
Series 2009-75, Class MN, 5.50%, 9/20/2039	2,753		3,315
Series 2009-106, Class AS, IF, IO, 4.64%, 11/16/2039 (i)	2,715		354
Series 2013-147, Class BE, 4.00%, 12/20/2039	3,874		4,376
Series 2015-91, Class W, 5.25%, 5/20/2040 (i)	3,856		4,311
Series 2013-75, Class WA, 5.16%, 6/20/2040 (i)	1,094		1,211
Series 2011-137, Class WA, 5.56%, 7/20/2040 (i)	2,017		2,296
Series 2010-130, Class CP, 7.00%, 10/16/2040	3,855		4,518
Series 2010-157, Class OP, PO, 12/20/2040	5,168		4,640
Series 2011-75, Class SM, IF, IO, 4.88%, 5/20/2041 (i)	2,748		415
Series 2013-26, Class AK, 4.67%, 9/20/2041 (i)	3,032		3,323
Series 2014-188, Class W, 4.61%, 10/20/2041 (i)	3,173		3,455
Series 2012-141, Class WA, 4.53%, 11/16/2041 (i)	3,232		3,595
Series 2011-157, Class UY, 3.00%, 12/20/2041	1,500		1,589
Series 2012-141, Class WC, 3.69%, 1/20/2042 (i)	3,125		3,345
Series 2012-141, Class WB, 3.98%, 9/16/2042 (i)	2,010		2,165
Series 2014-41, Class W, 4.65%, 10/20/2042 (i)	3,265		3,540
Series 2013-54, Class WA, 4.78%, 11/20/2042 (i)	1,708		1,879
Series 2013-91, Class WA, 4.49%, 4/20/2043 (i)	1,851		1,979
Series 2019-78, Class SW, IF, IO, 4.38%, 6/20/2049 (i)	42,635		6,485
Series 2012-H24, Class FA, 2.45%, 3/20/2060 (i)	166		165
Series 2012-H24, Class FG, 2.43%, 4/20/2060 (i)	425		424
Series 2013-H03, Class FA, 2.30%, 8/20/2060 (i)	20		20
Series 2011-H05, Class FB, 2.50%, 12/20/2060 (i)	1,808		1,808
Series 2011-H06, Class FA, 2.45%, 2/20/2061 (i)	2,286		2,283
Series 2012-H21, Class CF, 2.70%, 5/20/2061 (i)	449		450
Series 2011-H19, Class FA, 2.47%, 8/20/2061 (i)	2,556		2,554
Series 2012-H26, Class JA, 2.55%, 10/20/2061 (i)	273		273
Series 2012-H10, Class FA, 2.55%, 12/20/2061 (i)	45,887		45,926
Series 2012-H08, Class FB, 2.60%, 3/20/2062 (i)	7,442		7,455
Series 2013-H07, Class MA, 2.55%, 4/20/2062 (i)	187		187
Series 2012-H08, Class FS, 2.70%, 4/20/2062 (i)	6,050		6,086

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2019 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Series 2012-H15, Class FA, 2.45%, 5/20/2062 (i)	58	58
Series 2012-H26, Class MA, 2.55%, 7/20/2062 (i)	433	434
Series 2012-H18, Class NA, 2.52%, 8/20/2062 (i)	1,674	1,674
Series 2012-H28, Class FA, 2.58%, 9/20/2062 (i)	2,269	2,270
Series 2012-H29, Class FA, 2.51%, 10/20/2062 (i)	19,106	19,109
Series 2012-H24, Class FE, 2.60%, 10/20/2062 (i)	724	724
Series 2013-H02, Class HF, 2.30%, 11/20/2062 (i)	63	63
Series 2013-H01, Class FA, 1.65%, 1/20/2063	8,497	8,463
Series 2013-H01, Class JA, 2.32%, 1/20/2063 (i)	9,575	9,537
Series 2013-H04, Class SA, 2.42%, 2/20/2063 (i)	1,926	1,919
Series 2013-H08, Class FC, 2.45%, 2/20/2063 (i)	10,365	10,351
Series 2013-H07, Class HA, 2.41%, 3/20/2063 (i)	7,707	7,689
Series 2013-H09, Class HA, 1.65%, 4/20/2063	5,133	5,101
Series 2013-H14, Class FG, 2.47%, 5/20/2063 (i)	2,077	2,076
Series 2013-H14, Class FC, 2.47%, 6/20/2063 (i)	2,190	2,189
Series 2014-H01, Class FD, 2.65%, 1/20/2064 (i)	16,596	16,652
Series 2014-H05, Class FA, 2.69%, 2/20/2064 (i)	10,919	10,990
Series 2014-H06, Class HB, 2.65%, 3/20/2064 (i)	3,450	3,460
Series 2014-H09, Class TA, 2.60%, 4/20/2064 (i)	11,764	11,790
Series 2014-H10, Class TA, 2.60%, 4/20/2064 (i)	16,806	16,860
Series 2014-H11, Class VA, 2.50%, 6/20/2064 (i)	20,324	20,314
Series 2014-H15, Class FA, 2.50%, 7/20/2064 (i)	18,734	18,725
Series 2014-H17, Class FC, 2.50%, 7/20/2064 (i)	14,451	14,443
Series 2014-H19, Class FE, 2.47%, 9/20/2064 (i)	18,593	18,566
Series 2014-H20, Class LF, 2.60%, 10/20/2064 (i)	7,860	7,849
Series 2015-H02, Class FB, 2.50%, 12/20/2064 (i)	8,694	8,692
Series 2015-H03, Class FA, 2.50%, 12/20/2064 (i)	8,181	8,180
Series 2015-H05, Class FC, 2.48%, 2/20/2065 (i)	31,458	31,420
Series 2015-H06, Class FA, 2.48%, 2/20/2065 (i)	17,306	17,290
Series 2015-H07, Class ES, 2.56%, 2/20/2065 (i)	12,066	12,055
Series 2015-H08, Class FC, 2.48%, 3/20/2065 (i)	44,557	44,504
Series 2015-H10, Class FC, 2.48%, 4/20/2065 (i)	36,433	36,387
Series 2015-H12, Class FA, 2.48%, 5/20/2065 (i)	22,319	22,293
Series 2015-H15, Class FD, 2.44%, 6/20/2065 (i)	10,281	10,253
Series 2015-H15, Class FJ, 2.44%, 6/20/2065 (i)	15,678	15,637
Series 2015-H18, Class FA, 2.45%, 6/20/2065 (i)	14,383	14,359
Series 2015-H16, Class FG, 2.44%, 7/20/2065 (i)	18,196	18,147
Series 2015-H16, Class FL, 2.44%, 7/20/2065 (i)	25,126	25,056
Series 2015-H20, Class FA, 2.47%, 8/20/2065 (i)	15,748	15,722
Series 2015-H26, Class FG, 2.52%, 10/20/2065 (i)	4,804	4,805
Series 2015-H32, Class FH, 2.66%, 12/20/2065 (i)	10,658	10,718
Series 2016-H07, Class FA, 2.75%, 3/20/2066 (i)	46,662	47,079
Series 2016-H07, Class FB, 2.75%, 3/20/2066 (i)	11,773	11,879
Series 2016-H11, Class FD, 3.13%, 5/20/2066 (i)	23,441	23,462
Series 2016-H26, Class FC, 3.00%, 12/20/2066 (i)	16,755	17,000
Series 2017-H08, Class XI, IO, 2.22%, 3/20/2067 (i)	76,388	8,815
Series 2017-H14, Class XI, IO, 1.66%, 6/20/2067 (i)	60,205	5,370
Series 2018-H09, Class FE, 2.80%, 6/20/2068 (i)	4,505	4,437
Goodgreen Trust Series 2017-R1, 5.00%, 10/20/2051	40,187	39,702
GSMPS Mortgage Loan Trust
Series 2004-4, Class 1AF, 2.11%, 6/25/2034 (b) (i)	464	433
Series 2005-RP2, Class 1AF, 2.06%, 3/25/2035 (b) (i)	832	773
Series 2005-RP3, Class 1AF, 2.06%, 9/25/2035 (b) (i)	5,292	4,673
Series 2005-RP3, Class 1AS, IO, 2.66%, 9/25/2035 ‡ (b) (i)	3,901	482
GSR Mortgage Loan Trust
Series 2003-6F, Class A2, 2.11%, 9/25/2032 (i)	42	42
Series 2003-3F, Class 4A3, 5.75%, 4/25/2033	175	185
Series 2004-6F, Class 2A4, 5.50%, 5/25/2034	703	726

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2019 (Unaudited) (continued)

Investments	Principal Amount ($000)		Value ($000)
Series 2004-6F, Class 3A4, 6.50%, 5/25/2034	417		449
Series 2004-13F, Class 3A3, 6.00%, 11/25/2034	559		590
Series 2005-5F, Class 8A3, 2.21%, 6/25/2035 (i)	194		183
Series 2005-AR6, Class 3A1, 4.49%, 9/25/2035 (i)	52		53
Series 2005-7F, Class 3A9, 6.00%, 9/25/2035	929		982
Series 2006-1F, Class 1A3, 5.50%, 2/25/2036	458		573
Series 2006-1F, Class 2A4, 6.00%, 2/25/2036	2,612		2,113
Headlands Residential LLC
Series 2017-RPL1, Class A, 3.88%, 8/25/2022 (b) (f)	38,825		39,040
Series 2018-RPL1, Class A, 4.25%, 6/25/2023 (b) (f)	18,838		19,019
Series 2019-RPL1, 3.97%, 6/25/2024 (b) (f)	38,990		39,234
Impac CMB Trust Series 2005-4, Class 2A1, 2.31%, 5/25/2035 (i)	837		815
Impac Secured Assets CMN Owner Trust Series 2003-2, Class A1, 5.50%, 8/25/2033	601		622
Impac Secured Assets Trust
Series 2006-1, Class 2A1, 2.06%, 5/25/2036 (i)	2,039		1,984
Series 2006-2, Class 2A1, 2.06%, 8/25/2036 (i)	1,253		1,254
JP Morgan Mortgage Trust
Series 2006-A2, Class 5A3, 4.09%, 11/25/2033 (i)	2,267		2,346
Series 2004-A3, Class 4A1, 4.90%, 7/25/2034 (i)	76		78
Series 2006-A3, Class 6A1, 4.16%, 8/25/2034 (i)	599		605
Series 2006-A2, Class 4A1, 4.71%, 8/25/2034 (i)	4,213		4,389
Series 2004-A4, Class 1A1, 4.78%, 9/25/2034 (i)	314		328
Series 2004-S1, Class 1A7, 5.00%, 9/25/2034	36		36
Series 2005-A1, Class 3A4, 4.51%, 2/25/2035 (i)	730		754
Series 2007-A1, Class 5A1, 4.41%, 7/25/2035 (i)	501		512
Series 2007-A1, Class 5A2, 4.41%, 7/25/2035 (i)	200		205
Lehman Mortgage Trust
Series 2006-2, Class 1A1, 5.78%, 4/25/2036 (i)	454		398
Series 2007-6, Class 1A8, 6.00%, 7/25/2037	273		254
Series 2008-2, Class 1A6, 6.00%, 3/25/2038	2,721		1,770
LHOME Mortgage Trust Series 2019-RTL2, Class A1, 3.84%, 3/25/2024 (b)	27,015		26,976
MASTR Adjustable Rate Mortgages Trust
Series 2004-13, Class 2A1, 4.60%, 4/21/2034 (i)	1,013		1,035
Series 2004-3, Class 4A2, 3.93%, 4/25/2034 (i)	259		245
Series 2004-15, Class 3A1, 4.48%, 12/25/2034 (i)	331		328
MASTR Alternative Loan Trust
Series 2004-10, Class 1A1, 4.50%, 9/25/2019	10		10
Series 2004-8, Class 6A1, 5.50%, 9/25/2019	3		3
Series 2005-6, Class 3A1, 5.50%, 11/25/2020	182		176
Series 2003-9, Class 2A1, 6.00%, 12/25/2033	238		249
Series 2003-9, Class 8A1, 6.00%, 1/25/2034	200		212
Series 2004-3, Class 3A1, 6.00%, 4/25/2034	1,666		1,783
Series 2004-3, Class 2A1, 6.25%, 4/25/2034	359		374
Series 2004-6, Class 30PO, PO, 7/25/2034 ‡	223		189
Series 2004-6, Class 7A1, 6.00%, 7/25/2034	147		153
Series 2004-7, Class 30PO, PO, 8/25/2034 ‡	170		147
MASTR Asset Securitization Trust
Series 2004-6, Class 15PO, PO, 7/25/2019 ‡	—	(j)	—	(j)
Series 2004-8, PO, 8/25/2019 ‡	1		1
Series 2004-8, Class 1A1, 4.75%, 8/25/2019	1		—	(j)
Series 2003-12, Class 30PO, PO, 12/25/2033 ‡	27		26
Series 2003-12, Class 6A1, 5.00%, 12/25/2033	88		89
Series 2004-4, Class 1A6, 5.25%, 12/26/2033	446		447
Series 2004-P7, Class A6, 5.50%, 12/27/2033 (b)	201		207
Series 2004-1, Class 30PO, PO, 2/25/2034 ‡	18		16
MASTR Reperforming Loan Trust
Series 2005-2, Class 1A1F, 2.06%, 5/25/2035 (b) (i)	7,388		5,181
Series 2006-2, Class 1A1, 4.36%, 5/25/2036 (b) (i)	869		836
MASTR Resecuritization Trust Series 2005-PO, Class 3PO, PO, 5/28/2035 ‡ (b)	185		155

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2019 (Unaudited) (continued)

Investments	Principal Amount ($000)		Value ($000)
Merrill Lynch Mortgage Investors Trust
Series 2003-E, Class A1, 2.33%, 10/25/2028 (i)	683		689
Series 2003-F, Class A1, 2.35%, 10/25/2028 (i)	1,480		1,484
Series 2004-A, Class A1, 2.17%, 4/25/2029 (i)	263		257
Series 2004-C, Class A2, 2.82%, 7/25/2029 (i)	496		490
Series 2003-A5, Class 2A6, 4.34%, 8/25/2033 (i)	319		324
Series 2004-A4, Class A2, 4.35%, 8/25/2034 (i)	553		571
Series 2004-1, Class 2A1, 4.03%, 12/25/2034 (i)	624		631
Series 2005-A2, Class A1, 4.46%, 2/25/2035 (i)	1,012		1,028
Merrill Lynch Mortgage-Backed Securities Trust Series 2007-3, Class 1A3, 3.16%, 6/25/2037 (i)	631		617
ML Trust XLVII Series 47, Class Z, 8.99%, 10/20/2020 ‡	—	(j)	—	(j)
Morgan Stanley Mortgage Loan Trust Series 2004-3, Class 4A, 5.61%, 4/25/2034 (i)	1,551		1,678
MRFC Mortgage Pass-Through Trust
Series 2000-TBC2, Class A1, 2.25%, 6/15/2030 (i)	1,799		1,796
Series 2000-TBC3, Class A1, 2.21%, 12/15/2030 (i)	408		399
NACC Reperforming Loan REMIC Trust Series 2004-R2, Class A1, 6.50%, 10/25/2034 (b) (i)	476		475
NCUA Guaranteed Notes Trust
Series 2010-R3, Class 1A, 2.33%, 12/8/2020 (i)	9,778		9,789
Series 2010-R3, Class 3A, 2.40%, 12/8/2020	422		426
New Residential Mortgage Loan Trust Series 2019-RPL1, Class A1, 4.33%, 2/26/2024 (b) (f)	22,313		22,443
Nomura Asset Acceptance Corp. Alternative Loan Trust
Series 2003-A1, Class A5, 7.00%, 4/25/2033	69		73
Series 2003-A1, Class A1, 5.50%, 5/25/2033	78		79
Series 2003-A1, Class A2, 6.00%, 5/25/2033	171		175
P-stla 10/11/2022 ‡	40,900		40,900
Prime Mortgage Trust Series 2004-CL1, Class 1A1, 6.00%, 2/25/2034	590		629
Prog 2018-jpm 7/24/2023 ‡	50,000		50,000
Provident Funding Mortgage Loan Trust Series 2005-1, Class 2A1, 4.71%, 5/25/2035 (i)	15		15
RALI Trust
Series 2002-QS16, Class A3, IF, 13.05%, 10/25/2017 (i)	1		1
Series 2003-QS9, Class A3, IF, IO, 5.84%, 5/25/2018 ‡ (i)	8		—	(j)
Series 2003-QS12, Class A5, IO, 5.00%, 6/25/2018 ‡	1		—	(j)
Series 2003-QS12, Class A2A, IF, IO, 5.89%, 6/25/2018 ‡ (i)	2		—	(j)
Series 2003-QS14, Class A1, 5.00%, 7/25/2018	9		9
Series 2005-QA6, Class A32, 4.81%, 5/25/2035 (i)	896		671
Series 2007-QS1, Class 1A1, 6.00%, 1/25/2037	137		129
RBSSP Resecuritization Trust
Series 2009-12, Class 1A1, 5.46%, 11/25/2033 (b) (i)	1,725		1,781
Series 2009-1, Class 1A1, 6.50%, 2/26/2036 (b) (i)	1,486		1,539
Reperforming Loan REMIC Trust Series 2005-R1, Class 2APO, PO, 3/25/2035 ‡ (b)	59		42
REPO FUNDS 5/1/2020 ‡	20,502		20,502
Residential Asset Securitization Trust
Series 2003-A8, Class A5, 4.25%, 10/25/2018	12		12
Series 2003-A14, Class A1, 4.75%, 2/25/2019	—	(j)	—	(j)
Series 2005-A2, Class A4, IF, IO, 3.34%, 3/25/2035 ‡ (i)	5,930		510
Series 2006-A4, Class 2A5, 6.00%, 5/25/2036	548		538
RFMSI Trust Series 2005-SA4, Class 1A1, 4.09%, 9/25/2035 (i)	309		286
Rmip Frn 8/25/2021 ‡	38,992		38,992
SART
4.75%, 7/15/2024	52,219		53,316
4.76%, 6/15/2025	60,013		61,243
4/15/2026 ‡	19,459		19,218
7/15/2027 ‡	26,835		26,478
Seasoned Credit Risk Transfer Trust
Series 2018-4, Class MA, 3.50%, 3/25/2058 ‡	27,320		28,280
Series 2019-1, Class MT, 3.50%, 7/25/2058 ‡	66,807		70,202
Series 2019-1, Class M55D, 4.00%, 7/25/2058	42,139		44,251
Series 2019-3, Class MB, 3.50%, 10/25/2058 ‡	26,490		28,208

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2019 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Seasoned Loans Structured Transaction Series 2018-1, Class A1, 3.50%, 6/25/2028	17,165	17,755
Sequoia Mortgage Trust
Series 2004-8, Class A1, 2.42%, 9/20/2034 (i)	804	797
Series 2004-8, Class A2, 2.76%, 9/20/2034 (i)	1,003	1,000
Series 2004-10, Class A1A, 2.34%, 11/20/2034 (i)	352	350
Series 2004-11, Class A1, 2.32%, 12/20/2034 (i)	989	993
Series 2004-12, Class A3, 2.62%, 1/20/2035 (i)	925	882
Structured Asset Mortgage Investments II Trust
Series 2004-AR5, Class 1A1, 2.39%, 10/19/2034 (i)	993	999
Series 2005-AR5, Class A3, 1.98%, 7/19/2035 (i)	3,692	3,675
Structured Asset Securities Corp.
Series 2003-37A, Class 2A, 4.19%, 12/25/2033 (i)	1,195	1,226
Series 2004-4XS, Class 1A5, 5.14%, 2/25/2034 (f)	1,621	1,679
Series 2005-RF3, Class 1A, 2.06%, 6/25/2035 (b) (i)	613	548
Structured Asset Securities Corp. Mortgage Pass-Through Certificates Series 2003-34A, Class 3A3, 4.02%, 11/25/2033 (i)	284	289
Thornburg Mortgage Securities Trust
Series 2003-4, Class A1, 2.35%, 9/25/2043 (i)	2,382	2,412
Series 2004-4, Class 3A, 3.94%, 12/25/2044 (i)	1,780	1,820
Vendee Mortgage Trust
Series 1993-1, Class ZB, 7.25%, 2/15/2023	1,330	1,419
Series 1994-1, Class 1, 5.30%, 2/15/2024 (i)	441	462
Series 1994-1, Class 2ZB, 6.50%, 2/15/2024	1,176	1,261
Series 1996-1, Class 1Z, 6.75%, 2/15/2026	764	848
Series 1996-2, Class 1Z, 6.75%, 6/15/2026	346	383
Series 1997-1, Class 2Z, 7.50%, 2/15/2027	1,156	1,290
Series 1998-1, Class 2E, 7.00%, 3/15/2028	750	847
vMobo, Inc. 7.50%, 5/31/2024	40,000	40,000
WaMu Mortgage Pass-Through Certificates
Series 2003-S4, Class 2A10, IF, 12.77%, 6/25/2033 (i)	187	237
Series 2004-RS2, Class A4, 5.00%, 11/25/2033	387	399
WaMu Mortgage Pass-Through Certificates Trust
Series 2003-S1, Class A5, 5.50%, 4/25/2033	633	660
Series 2003-AR7, Class A7, 4.44%, 8/25/2033 (i)	517	529
Series 2003-AR9, Class 1A6, 4.32%, 9/25/2033 (i)	3,160	3,281
Series 2003-AR9, Class 2A, 4.40%, 9/25/2033 (i)	574	590
Series 2003-S9, Class P, PO, 10/25/2033 ‡	27	25
Series 2003-AR11, Class A6, 4.13%, 10/25/2033 (i)	1,830	1,895
Series 2003-S9, Class A8, 5.25%, 10/25/2033	2,327	2,404
Series 2004-AR3, Class A1, 4.49%, 6/25/2034 (i)	804	826
Series 2004-AR3, Class A2, 4.49%, 6/25/2034 (i)	1,033	1,061
Series 2004-S2, Class 2A4, 5.50%, 6/25/2034	2,408	2,549
Series 2004-S3, Class 1A5, 5.00%, 7/25/2034	336	342
Series 2006-AR10, Class 2P, 3.87%, 9/25/2036 ‡ (i)	60	51
Series 2006-AR8, Class 1A2, 3.88%, 8/25/2046 (i)	456	441
Washington Mutual Mortgage Pass-Through Certificates WMALT Trust
Series 2005-1, Class CP, PO, 3/25/2035 ‡	90	73
Series 2005-1, Class 1A1, 5.50%, 3/25/2035	763	773
Series 2005-2, Class 2A3, IF, IO, 3.29%, 4/25/2035 ‡ (i)	1,922	262
Series 2005-2, Class 1A4, IF, IO, 3.34%, 4/25/2035 ‡ (i)	5,591	666
Series 2005-4, Class CB7, 5.50%, 6/25/2035	2,034	2,009
Series 2005-4, Class CX, IO, 5.50%, 6/25/2035 ‡	2,058	420
Series 2005-6, Class 2A4, 5.50%, 8/25/2035	353	346
Series 2006-1, Class 3A2, 5.75%, 2/25/2036	153	145
Washington Mutual MSC Mortgage Pass-Through Certificates Trust Series 2003-MS7, Class P, PO, 3/25/2033 ‡	1	1
Wells Fargo Alternative Loan Trust
Series 2003-1, Class APO, PO, 9/25/2033 ‡	41	38
Series 2007-PA3, Class 1A2, 5.75%, 7/25/2037	174	169

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2019 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Wells Fargo Mortgage-Backed Securities Trust Series 2007-7, Class A7, 6.00%, 6/25/2037	150	150

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $2,798,789)		2,861,266

COMMERCIAL MORTGAGE-BACKED SECURITIES — 7.5%
20 Times Square Trust
Series 2018-20TS, Class D, 3.20%, 5/15/2035 ‡ (b) (i)	21,000	21,044
Series 2018-20TS, Class E, 3.20%, 5/15/2035 ‡ (b) (i)	13,399	13,285
BAMLL Commercial Mortgage Securities Trust
Series 2012-PARK, Class A, 2.96%, 12/10/2030 (b)	7,026	7,216
Series 2014-520M, Class C, 4.35%, 8/15/2046 ‡ (b) (i)	7,700	8,263
BAMLL Re-REMIC Trust
Series 2016-FR16, Class A, 0.93%, 5/27/2021 (b) (i)	27,564	26,847
Series 2014-FRR5, Class AK30, PO, 6/27/2045 (b)	3,200	2,761
Series 2016-FR13, Class A, 1.62%, 8/27/2045 (b) (i)	9,619	9,026
Series 2015-FR11, Class AK25, 2.57%, 9/27/2045 (b) (i)	7,484	7,342
Series 2014-FRR5, Class A714, PO, 1/27/2047 (b)	16,252	15,718
Banc of America Commercial Mortgage Trust Series 2006-5, Class XC, IO, 0.93%, 9/10/2047 ‡ (b) (i)	1,432	—	(j)
Bancorp Commercial Mortgage Trust Series 2019-CRE5, Class D, 4.12%, 3/15/2036 ‡ (b) (i)	6,700	6,706
BB-UBS Trust
Series 2012-TFT, Class A, 2.89%, 6/5/2030 (b)	4,949	4,948
Series 2012-SHOW, Class A, 3.43%, 11/5/2036 (b)	46,923	49,034
Bear Stearns Commercial Mortgage Securities Trust
Series 2006-PW14, Class X1, IO, 0.50%, 12/11/2038 ‡ (b) (i)	5,328	6
Series 2007-T26, Class X1, IO, 0.01%, 1/12/2045 ‡ (b) (i)	94,582	46
BXMT Ltd. Series 2017-FL1, Class D, 4.46%, 6/15/2035 ‡ (b) (i)	20,740	20,740
CD Commercial Mortgage Trust Series 2007-CD4, Class XC, IO, 1.04%, 12/11/2049 ‡ (b) (i)	145	6
CD Mortgage Trust Series 2006-CD3, Class XS, IO, 0.81%, 10/15/2048 ‡ (b) (i)	20,311	144
COBALT CMBS Commercial Mortgage Trust Series 2006-C1, IO, 1.08%, 8/15/2048 ‡ (i)	4,027	63
Commercial Mortgage Trust
Series 2013-300P, Class A1, 4.35%, 8/10/2030 (b)	4,484	4,773
Series 2018-HOME, Class A, 3.94%, 4/10/2033 (b) (i)	53,745	58,293
Series 2013-SFS, Class A2, 3.09%, 4/12/2035 (b) (i)	6,150	6,297
Series 2006-GG7, Class AM, 5.81%, 7/10/2038 (i)	416	419
Series 2012-CR2, Class XA, IO, 1.80%, 8/15/2045 ‡ (i)	23,474	820
Series 2014-CR19, Class A5, 3.80%, 8/10/2047	13,800	14,685
Series 2015-CR24, Class A5, 3.70%, 8/10/2048	9,250	9,883
Series 2015-CR25, Class A4, 3.76%, 8/10/2048	17,593	18,849
Credit Suisse Commercial Mortgage Trust Series 2007-C2, Class AX, IO, 0.04%, 1/15/2049 ‡ (b) (i)	16,735	—	(j)
CSAIL Commercial Mortgage Trust
Series 2017-CX10, Class UESA, 4.03%, 10/15/2032 (b)	29,490	30,639
Series 2017-CX10, Class UESC, 4.38%, 10/15/2032 ‡ (b) (i)	4,929	5,012
CSMC OA LLC
Series 2014-USA, Class A2, 3.95%, 9/15/2037 (b)	2,600	2,760
Series 2014-USA, Class D, 4.37%, 9/15/2037 ‡ (b)	16,830	16,653
DBUBS Mortgage Trust Series 2011-LC2A, Class XA, IO, 1.22%, 7/10/2044 ‡ (b) (i)	19,668	212
DBWF Mortgage Trust Series 2015-LCM, Class A2, 3.54%, 6/10/2034 (b) (i)	4,000	4,119
FHLMC, Multifamily Structured Pass-Through Certificates
Series KJ02, Class A2, 2.60%, 9/25/2020	258	258
Series KJ09, Class A2, 2.84%, 9/25/2022	18,766	19,153
Series KS01, Class A2, 2.52%, 1/25/2023	13,591	13,738
Series KSMC, Class A2, 2.62%, 1/25/2023	41,500	42,214
Series K038, Class A2, 3.39%, 3/25/2024	20,914	22,062
Series K731, Class AM, 3.60%, 2/25/2025 (i)	32,000	33,932
Series KPLB, Class A, 2.77%, 5/25/2025	2,314	2,385
Series KLU2, Class A7, 2.23%, 9/25/2025 (i)	21,900	21,867

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2019 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Series KJ17, Class A2, 2.98%, 11/25/2025	30,043	31,395
Series K052, Class A2, 3.15%, 11/25/2025	23,597	24,956
Series K061, Class AM, 3.44%, 11/25/2026 (i)	20,000	21,527
Series K065, Class A2, 3.24%, 4/25/2027	21,719	23,246
Series K065, Class AM, 3.33%, 5/25/2027	11,657	12,500
Series K066, Class A2, 3.12%, 6/25/2027	8,171	8,677
Series K069, Class A2, 3.19%, 9/25/2027 (i)	48,115	51,334
Series K070, Class A2, 3.30%, 11/25/2027 (i)	17,323	18,621
Series K072, Class A2, 3.44%, 12/25/2027	14,689	15,909
Series K072, Class AM, 3.50%, 12/25/2027 (i)	19,000	20,585
Series K073, Class A2, 3.35%, 1/25/2028	33,492	36,214
Series W5FX, Class AFX, 3.34%, 4/25/2028 (i)	21,769	23,102
Series K077, Class A2, 3.85%, 5/25/2028 (i)	33,800	37,694
Series K081, Class A2, 3.90%, 8/25/2028 (i)	36,095	40,388
Series K082, Class A2, 3.92%, 9/25/2028 (i)	29,701	33,293
Series K082, Class AM, 3.92%, 9/25/2028 (i)	12,035	13,440
Series K087, Class A2, 3.77%, 12/25/2028	23,650	26,345
Series K088, Class A2, 3.69%, 1/25/2029	17,055	18,902
FNMA ACES
Series 2010-M3, Class A3, 4.33%, 3/25/2020 (i)	1,177	1,180
Series 2010-M7, Class A2, 3.66%, 11/25/2020	902	908
Series 2011-M1, Class A3, 3.76%, 6/25/2021	4,417	4,488
Series 2011-M8, Class A2, 2.92%, 8/25/2021	4,415	4,457
Series 2013-M9, Class A2, 2.39%, 1/25/2023 (i)	6,833	6,907
Series 2013-M13, Class A2, 2.63%, 4/25/2023 (i)	2,119	2,153
Series 2014-M2, Class A2, 3.51%, 12/25/2023 (i)	14,381	15,139
Series 2014-M3, Class A2, 3.50%, 1/25/2024 (i)	18,961	19,934
Series 2014-M9, Class A2, 3.10%, 7/25/2024 (i)	3,280	3,418
Series 2014-M13, Class A2, 3.02%, 8/25/2024 (i)	11,740	12,174
Series 2015-M1, Class A2, 2.53%, 9/25/2024	12,039	12,308
Series 2015-M3, Class A2, 2.72%, 10/25/2024	30,000	30,878
Series 2015-M7, Class A2, 2.59%, 12/25/2024	7,298	7,465
Series 2015-M2, Class A3, 3.15%, 12/25/2024 (i)	11,292	11,787
Series 2015-M8, Class A2, 2.90%, 1/25/2025 (i)	10,000	10,342
Series 2016-M1, Class A2, 2.94%, 1/25/2026 (i)	64,822	67,359
Series 2016-M11, Class A2, 2.37%, 7/25/2026 (i)	96,850	98,505
Series 2017-M3, Class A2, 2.57%, 12/25/2026 (i)	57,625	58,857
Series 2015-M10, Class A2, 3.09%, 4/25/2027 (i)	57,555	60,625
Series 2017-M8, Class A2, 3.06%, 5/25/2027 (i)	33,600	35,394
Series 2017-M12, Class A2, 3.18%, 6/25/2027 (i)	44,413	46,810
Series 2017-M15, Class A2, 3.06%, 9/25/2027 (i)	10,000	10,504
Series 2018-M2, Class A2, 3.00%, 1/25/2028 (i)	22,000	22,921
Series 2018-M4, Class A2, 3.14%, 3/25/2028 (i)	25,707	27,070
Series 2018-M9, Class APT2, 3.23%, 4/25/2028 (i)	97,843	103,922
Series 2018-M8, Class A2, 3.44%, 6/25/2028 (i)	35,260	37,946
Series 2018-M10, Class A2, 3.50%, 7/25/2028 (i)	45,168	48,794
Series 2019-M1, Class A2, 3.67%, 9/25/2028 (i)	34,615	37,976
Series 2019-M2, Class A2, 3.75%, 11/25/2028 (i)	54,000	59,534
Series 2019-M7, Class A2, 3.14%, 4/25/2029	41,965	44,628
Series 2017-M5, Class A2, 3.30%, 4/25/2029 (i)	8,018	8,565
Series 2019-M12, Class A2, 2.89%, 5/25/2029 (i)	75,085	78,620
Series 2017-M11, Class A2, 2.98%, 8/25/2029	14,669	15,445
Series 2018-M3, Class A2, 3.19%, 2/25/2030 (i)	17,874	19,017
FREMF Mortgage Trust
Series 2017-K727, Class B, 3.87%, 7/25/2024 (b) (i)	27,500	28,487
Series 2015-K44, Class B, 3.81%, 1/25/2048 (b) (i)	769	796
Series 2015-K45, Class B, 3.71%, 4/25/2048 (b) (i)	11,025	11,391
Series 2015-K47, Class B, 3.71%, 6/25/2048 (b) (i)	5,000	5,157

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2019 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Series 2015-K51, Class B, 4.09%, 10/25/2048 (b) (i)	10,000	10,525
Series 2016-K56, Class B, 4.07%, 6/25/2049 (b) (i)	8,451	8,963
Series 2016-K722, Class B, 3.97%, 7/25/2049 (b) (i)	21,565	22,398
Series 2017-K67, Class B, 4.08%, 9/25/2049 (b) (i)	8,500	9,021
Series 2017-K729, Class B, 3.80%, 11/25/2049 (b) (i)	8,000	8,281
Series 2017-K63, Class B, 4.00%, 2/25/2050 (b) (i)	20,000	21,020
Series 2019-K90, Class B, 4.46%, 2/25/2052 (b) (i)	8,500	9,276
GS Mortgage Securities Corp. II Series 2013-KING, Class A, 2.71%, 12/10/2027 (b)	9,432	9,427
GS Mortgage Securities Trust Series 2006-GG8, Class X, IO, 1.27%, 11/10/2039 ‡ (b) (i)	10,432	56
Independence Plaza Trust Series 2018-INDP, Class A, 3.76%, 7/10/2035 (b)	36,250	38,334
JP Morgan Chase Commercial Mortgage Securities Trust
Series 2005-CB11, Class X1, IO, 0.15%, 8/12/2037 ‡ (b) (i)	11,007	2
Series 2006-CB15, Class X1, IO, 0.35%, 6/12/2043 ‡ (i)	20,659	27
Series 2007-LD12, Class X, IO, 2/15/2051 ‡ (i)	8,969	—	(j)
JPMCC Re-REMIC Trust
Series 2015-FRR2, Class AK36, 2.21%, 12/27/2046 (b) (i)	14,000	13,321
Series 2014-FRR1, Class BK10, 2.46%, 11/27/2049 ‡ (b) (i)	2,900	2,868
Ladder Capital Commercial Mortgage Trust Series 2013-GCP, Class A2, 3.99%, 2/15/2036 (b)	8,924	9,818
LB-UBS Commercial Mortgage Trust Series 2007-C2, Class XW, IO, 0.36%, 2/15/2040 ‡ (i)	2,791	—	(j)
ML-CFC Commercial Mortgage Trust Series 2006-4, Class XC, IO, 0.76%, 12/12/2049 ‡ (b) (i)	5,014	—	(j)
Morgan Stanley Bank of America Merrill Lynch Trust Series 2014-C14, Class A3, 3.67%, 2/15/2047	12,417	12,551
Morgan Stanley Capital I Trust
Series 2006-IQ12, Class X1, IO, 0.75%, 12/15/2043 ‡ (b) (i)	2,746	—	(j)
Series 2007-HQ11, Class X, IO, 0.41%, 2/12/2044 ‡ (b) (i)	2,243	2
Series 2007-IQ13, Class X, IO, 0.66%, 3/15/2044 ‡ (b) (i)	4,138	18
Series 2007-HQ13, Class X1, IO, 12/15/2044 ‡ (b) (i)	1,567	—	(j)
Series 2012-C4, Class A3, 2.99%, 3/15/2045	2,151	2,160
RBS Commercial Funding, Inc. Trust Series 2013-SMV, Class A, 3.26%, 3/11/2031 (b)	4,450	4,562
Series RR Trust Series 2014-1, Class B, PO, 5/25/2047 (b)	8,260	6,416
UBS Commercial Mortgage Trust Series 2012-C1, Class XA, IO, 2.26%, 5/10/2045 (b) (i)	13,033	494
UBS-BAMLL Trust Series 2012-WRM, Class A, 3.66%, 6/10/2030 (b)	15,527	15,926
UBS-Barclays Commercial Mortgage Trust
Series 2013-C6, Class A4, 3.24%, 4/10/2046	2,357	2,427
Series 2012-C2, Class XA, IO, 1.47%, 5/10/2063 ‡ (b) (i)	45,687	1,301
Series 2012-C2, Class A4, 3.53%, 5/10/2063	9,327	9,604
VNDO Mortgage Trust
Series 2013-PENN, Class A, 3.81%, 12/13/2029 (b)	30,750	31,241
Series 2012-6AVE, Class A, 3.00%, 11/15/2030 (b)	11,148	11,378
Wachovia Bank Commercial Mortgage Trust Series 2006-C24, Class XC, IO, 0.09%, 3/15/2045 ‡ (b) (i)	34,573	—	(j)
Wells Fargo Commercial Mortgage Trust
Series 2013-120B, Class A, 2.80%, 3/18/2028 (b) (i)	13,452	13,440
Series 2015-C30, Class A4, 3.66%, 9/15/2058	8,751	9,351
Wells Fargo Re-REMIC Trust Series 2013-FRR1, Class AK20, PO, 5/27/2045 (b)	8,000	7,303
WFRBS Commercial Mortgage Trust
Series 2011-C3, Class A4, 4.38%, 3/15/2044 (b)	9,206	9,401
Series 2013-C11, Class D, 4.40%, 3/15/2045 ‡ (b) (i)	2,500	2,537
Series 2012-C6, Class A4, 3.44%, 4/15/2045	9,327	9,516

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (Cost $2,246,142)		2,365,172

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2019 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
U.S. GOVERNMENT AGENCY SECURITIES — 1.9%
FNMA DN, 7.25%, 5/15/2030	8,071	6,364
Israel Government AID Bond (Israel)
4.21%, 11/1/2023 (a)	3,587	3,319
5.50%, 12/4/2023	7,240	8,272
3.27%, 8/15/2024 (a)	3,305	3,008
2.01%, 11/1/2024 (a)	5,000	4,531
2.99%, 11/1/2024 (a)	68,521	62,104
3.36%, 11/1/2024 (a)	21,968	19,895
3.42%, 5/15/2025 (a)	14,763	13,216
3.36%, 8/15/2025 (a)	23,876	21,241
2.21%, 11/15/2025 (a)	4,000	3,540
3.48%, 11/15/2025 (a)	14,275	12,636
2.37%, 8/15/2026 (a)	17,300	15,020
4.58%, 11/15/2026 (a)	2,242	1,938
5.50%, 9/18/2033	6,771	9,396
Resolution Funding Corp. STRIPS
1.77%, 7/15/2020 (a)	225,211	222,748
2.01%, 10/15/2020 (a)	50,759	49,976
DN, 3.03%, 1/15/2026 (a)	12,675	11,209
DN, 2.83%, 10/15/2027 (a)	11,275	9,575
DN, 2.99%, 1/15/2030 (a)	30,700	24,582
DN, 3.24%, 4/15/2030 (a)	18,250	14,488
Tennessee Valley Authority
5.88%, 4/1/2036	31,814	45,933
5.50%, 6/15/2038	493	704
4.63%, 9/15/2060	4,157	5,923
4.25%, 9/15/2065	2,604	3,511
Tennessee Valley Authority STRIPS
DN, 3.99%, 11/1/2025 (a)	17,495	15,380
DN, 5.29%, 7/15/2028 (a)	3,119	2,559
DN, 3.59%, 12/15/2028 (a)	3,500	2,844
DN, 4.81%, 6/15/2035 (a)	2,242	1,465

TOTAL U.S. GOVERNMENT AGENCY SECURITIES (Cost $575,501)		595,377

FOREIGN GOVERNMENT SECURITIES — 0.3%
Republic of Colombia (Colombia)
4.00%, 2/26/2024	6,987	7,325
4.50%, 1/28/2026	3,811	4,134
7.38%, 9/18/2037	1,400	1,963
5.63%, 2/26/2044	941	1,155
5.00%, 6/15/2045	3,979	4,571
5.20%, 5/15/2049 (c)	1,179	1,400
Republic of Panama (Panama)
3.16%, 1/23/2030	8,850	9,157
4.50%, 4/16/2050	5,100	5,996
Republic of Peru (Peru) 5.63%, 11/18/2050 (c)	737	1,075
Republic of South Africa (South Africa) 5.88%, 9/16/2025 (c)	3,502	3,817
United Mexican States (Mexico)
3.60%, 1/30/2025 (c)	7,166	7,495
4.13%, 1/21/2026	5,155	5,511
3.75%, 1/11/2028	22,959	23,856
4.75%, 3/8/2044	3,906	4,256
4.60%, 1/23/2046	15,089	16,155
4.35%, 1/15/2047	4,228	4,388
4.60%, 2/10/2048	1,928	2,080
5.75%, 10/12/2110	5,118	5,939

TOTAL FOREIGN GOVERNMENT SECURITIES (Cost $103,162)		110,273

MUNICIPAL BONDS — 0.3% (l)
California — 0.0% (d)
General Obligation — 0.0% (d)
State of California, Various Purpose GO, 7.30%, 10/1/2039 (c)	2,400	3,693

Transportation — 0.0% (d)
City of Los Angeles, Department of Airports Series 2009C, Rev., 6.58%, 5/15/2039	3,060	4,133

Total California		7,826

New York — 0.2%
Other Revenue — 0.0% (d)
New York State Dormitory Authority, State Personal Income Tax, General Purpose Series D, Rev., 5.60%, 3/15/2040	2,240	2,898

Transportation — 0.2%
Port Authority of New York and New Jersey, Consolidated
Series 164, Rev., 5.65%, 11/1/2040	10,965	14,940
Series 165, Rev., 5.65%, 11/1/2040	3,780	5,144
Series 174, Rev., 4.46%, 10/1/2062	17,925	22,345

		42,429

Total New York		45,327

Ohio — 0.1%
Education — 0.1%
Ohio State University, General Receipts
Series 2016A, Rev., 4.05%, 12/1/2056	3,478	4,178
Series A, Rev., 4.80%, 6/1/2111	9,576	12,691
Rev., 5.59%, 12/1/2114	5,822	7,808

		24,677

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2019 (Unaudited) (continued)

Investments	Shares (000)	Value ($000)
Utility — 0.0% (d)
American Municipal Power, Inc., Meldahl Hydroelectric Project Series 2010B, Rev., 7.50%, 2/15/2050	11,725	18,529
Total Ohio		43,206

TOTAL MUNICIPAL BONDS (Cost $73,830)		96,359

SHORT-TERM INVESTMENTS — 3.0%
INVESTMENT COMPANIES — 2.5%
JPMorgan Prime Money Market Fund Class Institutional Shares, 1.74% (m) (n) (Cost $776,384)	776,179	776,412

INVESTMENT OF CASH COLLATERAL FROM SECURITIES LOANED—0.5%
JPMorgan Securities Lending Money Market Fund Class Agency SL Shares, 1.84% (m) (n)	130,005	130,018
JPMorgan U.S. Government Money Market Fund Class IM Shares, 1.59% (m) (n)	35,114	35,114

TOTAL INVESTMENT OF CASH COLLATERAL FROM SECURITIES LOANED (Cost $165,127)		165,132

TOTAL SHORT-TERM INVESTMENTS (Cost $941,511)		941,544

Total Investments — 100.1% (Cost $30,047,733)		31,416,845
Liabilities in Excess of Other Assets — (0.1)%		(34,109)

Net Assets — 100.0%		31,382,736

Percentages indicated are based on net assets.

Abbreviations

ABS	Asset-backed securities
ACES	Alternative Credit Enhancement Securities
ARM	Adjustable Rate Mortgage. The interest rate shown is the rate in effect as of November 30, 2019.
CMBS	Commercial Mortgage-Backed Security
CSMC	Credit Suisse Mortgage Trust
DN	Discount Notes
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
GO	General Obligation
HB	High Coupon Bonds (a.k.a. “IOettes”) represent the right to receive interest payments on an underlying pool of mortgages with similar features as those associated with IO securities. Unlike IO’s the owner also has a right to receive a very small portion of principal. The high interest rates result from taking interest payments from other classes in the Real Estate Mortgage Investment Conduit trust and allocating them to the small principal of the HB class.
ICE	Intercontinental Exchange
IF	Inverse Floaters represent securities that pay interest at a rate that increases (decreases) with a decline (incline) in a specified index. The interest rate shown is the rate in effect as of November 30, 2019. The rate may be subject to a cap and floor.
IO	Interest Only represents the right to receive the monthly interest payments on an underlying pool of mortgage loans. The principal amount shown represents the par value on the underlying pool. The yields on these securities are subject to accelerated principal paydowns as a result of prepayment or refinancing of the underlying pool of mortgage instruments. As a result, interest income may be reduced considerably.
LIBOR	London Interbank Offered Rate
PO	Principal Only represents the right to receive the principal portion only on an underlying pool of mortgage loans. The market value of these securities is extremely volatile in response to changes in market interest rates. As prepayments on the underlying mortgages of these securities increase, the yield on these securities increases.
REIT	Real Estate Investment Trust
REMIC	Real Estate Mortgage Investment Conduit
Re-REMIC	Combined Real Estate Mortgage Investment Conduit
Rev.	Revenue
SOFR	Secured Overnight Financing Rate
STRIPS	Separate Trading of Registered Interest and Principal of Securities. The STRIPS Program lets investors hold and trade individual interest and principal components of eligible notes and bonds as separate securities.
UMBS	Uniform Mortgage-Backed Securities
USD	United States Dollar

(a)	The rate shown is the effective yield as of November 30, 2019.
(b)	Securities exempt from registration under Rule 144A or section 4(a)(2), of the Securities Act of 1933, as amended.

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2019 (Unaudited) (continued)

(c)	The security or a portion of this security is on loan at November 30, 2019. The total value of securities on loan at November 30, 2019 is approximately $149,478,000.
(d)	Amount rounds to less than 0.1% of net assets.
(e)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown is the current rate as of November 30, 2019.
(f)	Step bond. Interest rate is a fixed rate for an initial period that either resets at a specific date or may reset in the future contingent upon a predetermined trigger. The interest rate shown is the current rate as of November 30, 2019.
(g)	Security is perpetual and thus, does not have a predetermined maturity date. The coupon rate for this security is fixed for a period of time and may be structured to adjust thereafter. The date shown, if applicable, reflects the next call date. The coupon rate shown is the rate in effect as of November 30, 2019.
(h)	Security is an interest bearing note with preferred security characteristics.
(i)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown is the current rate as of November 30, 2019.
(j)	Amount rounds to less than one thousand.
(k)	Defaulted security.
(l)	The date shown represents the earliest of the prerefunded date, next put date or final maturity date.
(m)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(n)	The rate shown is the current yield as of November 30, 2019.
‡	Value determined using significant unobservable inputs.

A. Valuation of Investments — Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund’s valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

J.P. Morgan Investment Management Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and at least on a quarterly basis with the AVC and the Board.

A market-based approach is primarily used to value the Fund’s investments. Investments for which market quotations are not readily available are fair valued by approved affiliated and/or unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”) or may be internally fair valued using methods set forth by the valuation policies approved by the Board. This may include the use of related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant information for the investment. An income-based valuation approach may be used in which the anticipated future cash flows of the investment are discounted to calculate the fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. It is possible that the estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and such differences could be material.

Fixed income instruments are valued based on prices received from Pricing Services. The Pricing Services use multiple valuation techniques to determine the valuation of fixed income instruments. In instances where sufficient market activity exists, the Pricing Services may utilize a market-based approach through which trades or quotes from market makers are used to determine the valuation of these instruments. In instances where sufficient market activity may not exist, the Pricing Services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics in order to estimate the relevant cash flows, which are then discounted to calculate the fair values.

Investments in open-end investment companies (“Underlying Funds”) are valued at each Underlying Fund’s net asset values per share as of the report date.

See the table on “Quantitative Information about Level 3 Fair Value Measurements” for information on the valuation techniques and inputs used to value level 3 securities held by the Fund at November 30, 2019.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2 – Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2019 (Unaudited) (continued)

•

Level 3 – Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Debt Securities
Asset-Backed Securities	$—	$2,897,540	$866,465	$3,764,005
Collateralized Mortgage Obligations	—	2,398,063	463,203	2,861,266
Commercial Mortgage-Backed Securities	—	2,265,361	99,811	2,365,172
Corporate Bonds	—	7,362,243	—	7,362,243
Foreign Government Securities	—	110,273	—	110,273
Mortgage-Backed Securities	—	5,107,494	—	5,107,494
Municipal Bonds	—	96,359	—	96,359
U.S. Government Agency Securities	—	595,377	—	595,377
U.S. Treasury Obligations	—	8,213,112	—	8,213,112
Short-Term Investments
Investment Companies	776,412	—	—	776,412
Investment of cash collateral from securities loaned	165,132	—	—	165,132

Total Short-Term Investments	941,544	—	—	941,544

Total Investments in Securities	$941,544	$29,045,822	$1,429,479	$31,416,845

The following is a summary of investments for which significant unobservable inputs (level 3) were used in determining fair value (amounts in thousands):

	Balance as of February 28, 2019	Realized gain (loss)	Change in unrealized appreciation (depreciation)		Net accretion (amortization)	Purchases[1]	Sales[2]	Transfers into Level 3	Transfers out of Level 3	Balance as of November 30, 2019
Investments in Securities
Asset-Backed Securities	$943,862	$139	$4,469		$(851)	$157,972	$(375,063)	$136,279	$(342)	$866,465
Collateralized Mortgage Obligations	105,652	—	5,809		(1,272)	497,761	(144,755)	8	—	463,203
Commercial Mortgage-Backed Securities	114,259	(23)	4,034		(1,426)	7,152	(24,185)	—	—	99,811
Corporate Bonds - Capital Markets	371	—	—	(a)	— (a)	—	(371)	—	—	—

Total	$1,164,144	$116	$14,312		$(3,549)	$662,885	$(544,374)	$136,287	$(342)	$1,429,479

[1]	Purchases include all purchases of securities and securities received in corporate actions.
[2]	Sales include all sales of securities, maturities, paydowns and securities tendered in corporate actions.
(a)	Amount rounds to less than one thousand.

The change in net unrealized appreciation (depreciation) attributable to securities owned at November 30, 2019, which were valued using significant unobservable inputs (level 3) amounted to approximately $14,512,000.

Quantitative Information about Level 3 Fair Value Measurements #

(Amounts in thousands)

	Fair Value at November 30, 2019	Valuation Technique(s)	Unobservable Input	Range (Weighted Average)(a)
	$546,950	Discounted Cash Flow	Constant Prepayment Rate	0.00% - 44.00% (13.58%)
			Constant Default Rate	0.00% - 30.00% (5.06%)
			Yield (Discount Rate of Cash Flows)	2.06% - 11.01% (3.56%)

Asset-Backed Securities	546,950

	137,911	Discounted Cash Flow	PSA Prepayment Model	100.00% - 234.00% (100.00%)
			Constant Prepayment Rate	0.00% - 100.00% (90.60%)
			Constant Default Rate	0.00% - 6.61% (0.18%)
			Yield (Discount Rate of Cash Flows)	0.61% - 199.00% (3.55%)

Collateralized Mortgage Obligations	137,911

	79,007	Discounted Cash Flow	Constant Prepayment Rate	0.00% - 100.00% (3.23%)
			Yield (Discount Rate of Cash Flows)	1.47% - 41.85% (3.62%)

Commercial Mortgage-Backed Securities	79,007

Total	$763,868

(a)	Unobservable inputs were weighted by the relative fair value of the instruments.

# The table above does not include certain level 3 investments that are valued by brokers and pricing services. At November 30, 2019, the value of these investments was approximately $665,611,000. The inputs for these investments are not readily available or cannot be reasonably estimated and generally are those inputs described in Note A.

The significant unobservable inputs used in the fair value measurement of the Fund’s investments are listed above. Generally, a change in the assumptions used in any input in isolation may be accompanied by a change in another input. Significant changes in any of the unobservable inputs may significantly impact the fair value measurement. The impact is based on the relationship between each unobservable input and the fair value measurement. Significant increases (decreases) in the yield and default rate may decrease (increase) the fair value measurement. A significant change in the prepayment rate (Constant Prepayment Rate or PSA Prepayment Model) may decrease or increase the fair value measurement.

B. Investment Transactions with Affiliates — The Fund invested in Underlying Funds which are advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuers listed in the table below to be affiliated issuers. Underlying Funds’ distributions may be reinvested into the Underlying Funds. Reinvestment amounts are included in the purchase cost amounts in the table below. Amounts in the table below are in thousands.

For the period ended November 30, 2019
Security Description	Value at February 28, 2019	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at November 30, 2019	Shares at November 30, 2019	Dividend Income	Capital Gain Distributions
JPMorgan Prime Money Market Fund Class Institutional Shares, 1.74% (a) (b)	$280,679	$7,490,716	$6,994,897	$(62)	$(24)	$776,412	776,179	$8,886	$—
JPMorgan Securities Lending Money Market Fund Class Agency SL Shares, 1.84% (a) (b)	101,014	438,000	409,000	(1)	5	130,018	130,005	1,950	—
JPMorgan U.S. Government Money Market Fund Class IM Shares, 1.59% (a) (b)	32,462	461,847	459,195	—	—	35,114	35,114	451	—

Total	$414,155	$8,390,563	$7,863,092	$(63)	$(19)	$941,544		$11,287	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of November 30, 2019.